UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23570

Simplify Exchange Traded Funds
(Exact name of registrant as specified in charter)

222 Broadway, 22nd Floor

New York, NY 10038
(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: (646) 741-2438

Date of fiscal year end: June 30

Date of reporting period: December 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

December 31, 2022

Semi-Annual Report

Simplify Exchange Traded Funds

Simplify Aggregate Bond PLUS Credit Hedge ETF (AGGH)

Simplify Developed Ex-US PLUS Downside Convexity ETF (EAFD)

Simplify Emerging Markets Equity PLUS Downside Convexity ETF (EMGD)

Simplify Enhanced Income ETF (HIGH)

Simplify Health Care ETF (PINK)

Simplify Hedged Equity ETF (HEQT)

Simplify High Yield PLUS Credit Hedge ETF (CDX)

Simplify Interest Rate Hedge ETF (PFIX)

Simplify Intermediate Term Treasury Futures Strategy ETF (formerly known as Simplify Risk Parity Treasury ETF) (TYA)

Simplify Nasdaq 100 PLUS Convexity ETF (QQC)

Simplify Nasdaq 100 PLUS Downside Convexity ETF (QQD)

Simplify Short Term Treasury Futures Strategy ETF (TUA)

Simplify Stable Income ETF (BUCK)

Simplify Tail Risk Strategy ETF (CYA)

Simplify US Equity PLUS Convexity ETF (SPYC)

Simplify US Equity PLUS Downside Convexity ETF (SPD)

Simplify US Equity PLUS GBTC ETF (SPBC)

Simplify US Equity PLUS Upside Convexity ETF (SPUC)

Simplify US Small Cap PLUS Downside Convexity ETF (RTYD)

Simplify Volt Cloud and Cybersecurity Disruption ETF (VCLO)

Simplify Volt RoboCar Disruption and Tech ETF (VCAR)

Simplify Bitcoin Strategy PLUS Income ETF (MAXI)

Simplify Macro Strategy ETF (FIG)

Simplify Managed Futures Strategy ETF (CTA)

Simplify Volatility Premium ETF (SVOL)

Simplify Exchange Traded Funds

This report is provided for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

i

Simplify Exchange Traded Funds

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including unitary advisory fees and other Fund expenses. In the most recent six-month period the Funds, except for Simplify Enhanced Income ETF, Simplify Health Care ETF, Simplify Hedged Equity ETF, Simplify Interest Rate Hedge ETF, Simplify Stable Income ETF, Simplify US Equity PLUS GBTC ETF, Simplify Volt Cloud and Cybersecurity Disruption ETF, Simplify Volt RoboCar Disruption and Tech ETF, Simplify Bitcoin Strategy PLUS Income ETF, Simplify Managed Futures Strategy ETF and Simplify Volatility Premium ETF, limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022, except otherwise noted below, to December 31, 2022).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Fund’s actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Simplify Aggregate Bond PLUS Credit Hedge ETF
Actual	$1,000.00	$959.40	0.27%	$1.33
Hypothetical (5% return before expenses)	$1,000.00	$1,023.84	0.27%	$1.38
Simplify Developed Ex-US PLUS Downside Convexity ETF
Actual	$1,000.00	$958.70	0.31%	$1.53
Hypothetical (5% return before expenses)	$1,000.00	$1,023.64	0.31%	$1.58
Simplify Emerging Markets Equity PLUS Downside Convexity ETF
Actual	$1,000.00	$887.00	0.32%	$1.52
Hypothetical (5% return before expenses)	$1,000.00	$1,023.59	0.32%	$1.63
Simplify Enhanced Income ETF
Actual	$1,000.00	$1,007.30	0.89%	$1.59	(2)
Hypothetical (5% return before expenses)	$1,000.00	$1,020.72	0.89%	$4.53
Simplify Health Care ETF
Actual	$1,000.00	$1,085.00	0.50%	$2.63
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	0.50%	$2.55
Simplify Hedged Equity ETF
Actual	$1,000.00	$1,014.60	0.76%	$3.86
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.76%	$3.87
Simplify High Yield PLUS Credit Hedge ETF
Actual	$1,000.00	$1,019.20	0.27%	$1.37
Hypothetical (5% return before expenses)	$1,000.00	$1,023.84	0.27%	$1.38
Simplify Interest Rate Hedge ETF
Actual	$1,000.00	$1,268.20	0.50%	$2.86
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	0.50%	$2.55
Simplify Intermediate Term Treasury Futures Strategy ETF
Actual	$1,000.00	$848.30	0.16%	$0.75
Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	0.16%	$0.82
Simplify Nasdaq 100 PLUS Convexity ETF
Actual	$1,000.00	$611.80	0.31%	$1.26
Hypothetical (5% return before expenses)	$1,000.00	$1,023.64	0.31%	$1.58

Simplify Exchange Traded Funds

Fees and Expenses (Unaudited) (Continued)

	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Simplify Nasdaq 100 PLUS Downside Convexity ETF
Actual	$1,000.00	$862.90	0.33%	$1.55
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	0.33%	$1.68
Simplify Short Term Treasury Futures Strategy ETF
Actual	$1,000.00	$994.00	0.15%	$0.19	(3)
Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	0.15%	$0.77
Simplify Stable Income ETF
Actual	$1,000.00	$1,007.70	0.42%	$0.75	(2)
Hypothetical (5% return before expenses)	$1,000.00	$1,023.09	0.42%	$2.14
Simplify Tail Risk Strategy ETF
Actual	$1,000.00	$618.60	0.44%	$1.80
Hypothetical (5% return before expenses)	$1,000.00	$1,022.99	0.44%	$2.24
Simplify US Equity PLUS Convexity ETF
Actual	$1,000.00	$746.10	0.32%	$1.41
Hypothetical (5% return before expenses)	$1,000.00	$1,023.59	0.32%	$1.63
Simplify US Equity PLUS Downside Convexity ETF
Actual	$1,000.00	$923.00	0.41%	$1.99
Hypothetical (5% return before expenses)	$1,000.00	$1,023.14	0.41%	$2.09
Simplify US Equity PLUS GBTC ETF
Actual	$1,000.00	$987.10	0.50%	$2.50
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	0.50%	$2.55
Simplify US Equity PLUS Upside Convexity ETF
Actual	$1,000.00	$993.30	0.26%	$1.31
Hypothetical (5% return before expenses)	$1,000.00	$1,023.89	0.26%	$1.33
Simplify US Small Cap PLUS Downside Convexity ETF
Actual	$1,000.00	$937.60	0.31%	$1.51
Hypothetical (5% return before expenses)	$1,000.00	$1,023.64	0.31%	$1.58
Simplify Volt Cloud and Cybersecurity Disruption ETF
Actual	$1,000.00	$624.00	0.98%	$4.01
Hypothetical (5% return before expenses)	$1,000.00	$1,020.27	0.98%	$4.99
Simplify Volt RoboCar Disruption and Tech ETF
Actual	$1,000.00	$659.20	1.02%	$4.27
Hypothetical (5% return before expenses)	$1,000.00	$1,020.06	1.02%	$5.19
Simplify Bitcoin Strategy PLUS Income ETF
Actual	$1,000.00	$869.30	10.86%	$25.58	(4)
Hypothetical (5% return before expenses)	$1,000.00	$970.46	10.86%	$53.94
Simplify Macro Strategy ETF
Actual	$1,000.00	$1,024.40	0.42%	$2.14
Hypothetical (5% return before expenses)	$1,000.00	$1,023.09	0.42%	$2.14
Simplify Managed Futures Strategy ETF
Actual	$1,000.00	$1,025.20	0.71%	$3.62
Hypothetical (5% return before expenses)	$1,000.00	$1,021.63	0.71%	$3.62
Simplify Volatility Premium ETF
Actual	$1,000.00	$954.30	1.40%	$6.90
Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	1.40%	$7.12

(1)	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.
(2)	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 65 (the number of days in the period October 28, 2022 (commencement of operations) to December 31, 2022), then divided by 365.
(3)	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 47 (the number of days in the period November 15, 2022 (commencement of operations) to December 31, 2022), then divided by 365.
(4)	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 92 (the number of days in the period September 30, 2022 (commencement of operations) to December 31, 2022), then divided by 365.

Simplify Aggregate Bond PLUS Credit Hedge ETF

Schedule of Investments

December 31, 2022 (Unaudited)

	Shares	Value
Exchange-Traded Funds – 92.9%
iShares Core U.S. Aggregate Bond ETF(a)	15,730	$1,525,653
Simplify Interest Rate Hedge ETF(b)	440	31,508
Total Exchange-Traded Funds (Cost $1,656,961)		1,557,161

Total Investments – 92.9%
(Cost $1,656,961)		$1,557,161
Other Assets in Excess of Liabilities – 7.1%		118,988
Net Assets – 100.0%		$1,676,149

(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.
(b)	Affiliated fund managed by Simplify Asset Management Inc.

At December 31, 2022, over the counter total return swap contracts outstanding were as follows:

Reference Obligation/Index	Termination Date(a)	Financing Rate Paid (Received) by the Fund		Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)(b)
Morgan Stanley Custom Junk Index*	2/15/2024	4.03	%(c)	Morgan Stanley Capital Services LLC	179,358	$2,145
Morgan Stanley Custom Quality Index*	2/15/2024	4.73	%(c)	Morgan Stanley Capital Services LLC	(248,365)	(2,747)
						$(602)

*	The components of the basket shown below.
(a)	The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security).
(b)	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(c)	Payments made quarterly.

*	The following table shows the individual positions and related values of the securities within the Morgan Stanley Custom Junk Index basket.

	Shares	Value	% of basket
Common Stocks
Basic Materials
Alcoa Corp.	(41)	$(1,881)	1.06%
Axalta Coating Systems Ltd.	(70)	(1,785)	1.01%
Chemours Co. (The)	(59)	(1,816)	1.02%
Cleveland-Cliffs, Inc.	(120)	(1,926)	1.08%
Sylvamo Corp.	(35)	(1,723)	0.97%
U.S. Steel Corp.	(76)	(1,903)	1.07%
		(11,034)
Communications
Altice USA, Inc., Class A	(471)	(2,168)	1.22%
AT&T, Inc.	(136)	(2,512)	1.41%
Cable One Inc.	(3)	(1,786)	1.00%
Charter Communications Inc, Class A	(6)	(2,193)	1.23%
Commscope Holding Co., Inc.	(150)	(1,104)	0.62%
Dish Network Corp., Class A	(122)	(1,717)	0.97%

See Notes to Financial Statements.

Simplify Aggregate Bond PLUS Credit Hedge ETF

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Shares	Value	% of basket
Common Stocks (continued)
Communications (continued)
Frontier Communications Parent	(74)	$(1,893)	1.06%
Lumen Technologies, Inc.	(336)	(1,754)	0.99%
Nexstar Media Group, Inc., Class A	(9)	(1,636)	0.92%
Telephone And Data Systems, Inc.	(128)	(1,343)	0.76%
Viasat, Inc.	(59)	(1,863)	1.05%
Warner Bros Discovery Inc.	(192)	(1,823)	1.03%
		(21,792)
Consumer, Cyclical
Alaska Air Group, Inc.	(42)	(1,793)	1.01%
American Airlines Group, Inc.	(142)	(1,812)	1.02%
Aramark	(11)	(445)	0.25%
Bath & Body Works, Inc.	(20)	(856)	0.48%
Caesars Entertainment, Inc.	(38)	(1,599)	0.90%
Carnival Corp.	(213)	(1,721)	0.97%
Core & Main, Inc., Class A	(23)	(443)	0.25%
Delta Air Lines, Inc.	(57)	(1,887)	1.06%
Foot Locker Inc.	(50)	(1,875)	1.05%
Gap, Inc. (The)	(137)	(1,546)	0.87%
Hanesbrands, Inc.	(301)	(1,916)	1.08%
Jetblue Airways Corp.	(266)	(1,724)	0.97%
Kohl’s Corp.	(67)	(1,703)	0.96%
Macy’s Inc.	(86)	(1,766)	0.99%
Nordstrom, Inc.	(107)	(1,727)	0.97%
Norwegian Cruise Line Holdings Ltd.	(108)	(1,327)	0.75%
Penn National Gaming, Inc.	(55)	(1,621)	0.91%
Petco Health & Wellness Co., Inc., Class A	(178)	(1,690)	0.95%
PVH Corp.	(25)	(1,796)	1.01%
Qurate Retail, Inc., Series A	(616)	(1,004)	0.56%
RH	(7)	(1,741)	0.98%
Royal Caribbean Cruises Ltd.	(32)	(1,596)	0.90%
Scotts Miracle-Gro Co/The	(37)	(1,776)	1.00%
Six Flags Entertainment Corp.	(82)	(1,900)	1.07%
Southwest Airlines Co.	(45)	(1,522)	0.86%
Travel + Leisure Co.	(46)	(1,665)	0.94%
United Airlines Holdings, Inc.	(48)	(1,826)	1.03%
Victoria’s Secret & Co.	(45)	(1,611)	0.91%
Walgreens Boots Alliance, Inc.	(48)	(1,787)	1.00%
WESCO International Inc.	(14)	(1,757)	0.99%
		(47,432)
Consumer, Non-cyclical
Avis Budget Group Inc.	(10)	(1,589)	0.89%
Clarivate PLC	(205)	(1,706)	0.96%
Coty, Inc., Class A	(227)	(1,941)	1.09%
DaVita, Inc.	(25)	(1,860)	1.05%
Elanco Animal Health Inc.	(147)	(1,796)	1.01%
Exact Sciences Corp.	(40)	(1,993)	1.12%
Guardant Health, Inc.	(44)	(1,184)	0.67%
Herbalife Nutrition Ltd.	(79)	(1,176)	0.66%
Jazz Pharmaceuticals PLC	(7)	(1,131)	0.64%

See Notes to Financial Statements.

Simplify Aggregate Bond PLUS Credit Hedge ETF

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Shares	Value	% of basket
Common Stocks (continued)
Consumer, Non-cyclical (continued)
Mednax, Inc.	(96)	$(1,432)	0.81%
Nektar Therapeutics, Class A	(490)	(1,106)	0.62%
Organon & Co.	(65)	(1,811)	1.02%
Perrigo Co. PLC	(42)	(1,444)	0.81%
Post Holdings, Inc.	(19)	(1,719)	0.97%
Sabre Corp.	(251)	(1,551)	0.87%
Shift4 Payments, Inc., Class A	(34)	(1,880)	1.06%
Sotera Health Co.	(106)	(884)	0.50%
Stoneco Ltd., Class A	(156)	(1,472)	0.83%
Syneos Health Inc.	(52)	(1,913)	1.08%
Tenet Healthcare Corp.	(40)	(1,969)	1.11%
TreeHouse Foods, Inc.	(36)	(1,782)	1.00%
US Foods Holding Corp.	(51)	(1,731)	0.97%
Viatris, Inc.	(168)	(1,867)	1.05%
		(36,937)
Energy
Apa Corp.	(42)	(1,943)	1.09%
Cheniere Energy, Inc.	(10)	(1,479)	0.83%
Equities Corp.	(38)	(1,285)	0.72%
Kosmos Energy Ltd.	(268)	(1,704)	0.96%
Nov, Inc.	(83)	(1,740)	0.98%
Occidental Petroleum Corp.	(29)	(1,848)	1.04%
Ovintiv Inc.	(32)	(1,615)	0.91%
PBF Energy, Inc., Class A	(37)	(1,519)	0.86%
Southwestern Energy Co.	(283)	(1,654)	0.93%
Sunrun, Inc.	(57)	(1,377)	0.77%
Valero Energy Corp.	(16)	(1,988)	1.12%
		(18,152)
Financial
Air Lease Corp., Class A	(48)	(1,828)	1.03%

Industrial
Berry Global Group, Inc.	(30)	(1,807)	1.02%
Coherent Corp.	(52)	(1,813)	1.02%
Enovis Corp.	(27)	(1,425)	0.80%
FedEx Corp.	(9)	(1,620)	0.91%
Fluor Corp.	(35)	(1,222)	0.69%
Gates Industrial Corp. PLC	(94)	(1,076)	0.60%
General Electric Co.	(29)	(2,423)	1.36%
O-I Glass, Inc., Class I	(104)	(1,729)	0.97%
Ryder System, Inc.	(21)	(1,771)	1.00%
Silgan Holdings, Inc.	(20)	(1,023)	0.58%
Spirit Aerosystems Holdings, Inc., Class A	(64)	(1,885)	1.06%
TD Synnex Corp.	(10)	(972)	0.55%
Vertiv Holdings Co., Class A	(136)	(1,851)	1.04%
Westrock Co.	(52)	(1,813)	1.02%
XPO Logistics, Inc.	(49)	(1,638)	0.92%
		(24,068)

See Notes to Financial Statements.

Simplify Aggregate Bond PLUS Credit Hedge ETF

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Shares	Value	% of basket
Common Stocks (continued)
Technology
Coupa Software, Inc.	(23)	$(1,808)	1.02%
Dell Technologies, Inc., Class C	(41)	(1,656)	0.93%
Dxc Technology Co.	(68)	(1,795)	1.01%
Everbridge, Inc.	(50)	(1,476)	0.83%
Fastly, Inc., Class A	(182)	(1,490)	0.84%
MKS Instruments Inc.	(22)	(1,868)	1.05%
NCR Corp.	(78)	(1,817)	1.02%
RingCentral Inc, Class A	(44)	(1,548)	0.87%
Western Digital Corp.	(42)	(1,322)	0.75%
Xerox Holdings Corp.	(116)	(1,693)	0.95%
		(16,473)
Total		$(177,716)	100.00%

*	The following table shows the individual positions and related values of the securities within the Morgan Stanley Custom Quality Index basket.

	Shares	Value	% of basket
Common Stocks
Basic Materials
Ecolab, Inc.	17	$2,490	1.01%
International Flavors & Fragrances, Inc.	24	2,519	1.02%
Sherwin-Williams Co/The	10	2,417	0.98%
		7,426
Communications
Interpublic Group of Cos Inc/T	76	2,539	1.03%
Meta Platforms, Inc., Class A	21	2,576	1.04%
Omnicom Group, Inc.	32	2,587	1.05%
Sirius XM Holdings, Inc.	416	2,432	0.99%
		10,134
Consumer, Cyclical
Autozone, Inc.	1	2,600	1.06%
Cintas Corp.	6	2,526	1.03%
Copart Inc.	41	2,500	1.01%
Domino’s Pizza, Inc.	7	2,413	0.98%
Home Depot, Inc. (The)	8	2,397	0.97%
LKQ Corp.	47	2,493	1.01%
Lululemon Athletica Inc.	8	2,449	0.99%
Marriott International, Inc., Class A	16	2,382	0.97%
O’reilly Automotive, Inc.	3	2,600	1.06%
Pool Corp.	8	2,349	0.95%
Tempur Sealy International, Inc.	73	2,511	1.02%
Thor Industries, Inc.	31	2,302	0.93%
Wyndham Hotels & Resorts, Inc.	35	2,484	1.01%
Yum! Brands, Inc.	19	2,441	0.99%
		34,447
Consumer, Non-cyclical
Anthem, Inc.	5	2,506	1.02%
Automatic Data Processing, Inc.	10	2,387	0.97%
Avery Dennison Corp.	14	2,482	1.01%
Centene Corp.	31	2,539	1.03%

See Notes to Financial Statements.

Simplify Aggregate Bond PLUS Credit Hedge ETF

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Shares	Value	% of basket
Common Stocks (continued)
Consumer, Non-cyclical (continued)
Chemed Corp.	5	$2,519	1.02%
Cigna Corp.	8	2,486	1.01%
Colgate-Palmolive Co.	32	2,515	1.02%
CVS Health Corp.	25	2,374	0.96%
Danaher Corp.	9	2,444	0.99%
FleetCor Technologies Inc.	14	2,502	1.02%
General Mills Inc.	29	2,398	0.97%
Global Payments, Inc.	26	2,601	1.06%
Grand Canyon Education, Inc.	24	2,485	1.01%
Hershey Co. (The)	11	2,459	1.00%
Johnson & Johnson	14	2,475	1.00%
Kraft Heinz Co. (The)	62	2,541	1.03%
Mondelez International Inc, Class A	37	2,496	1.01%
Moody’s Corp.	9	2,415	0.98%
Procter & Gamble Co. (The)	16	2,494	1.01%
Regeneron Pharmaceuticals, Inc.	3	2,453	1.00%
ResMed, Inc.	12	2,407	0.98%
Rollins, Inc.	67	2,443	0.99%
Stryker Corp.	10	2,481	1.01%
Thermo Fisher Scientific, Inc.	4	2,472	1.00%
UnitedHealth Group, Inc.	5	2,498	1.01%
Verisk Analytics, Inc., Class A	14	2,484	1.01%
		64,356
Energy
Antero Midstream Corp.	232	2,503	1.02%
DT Midstream Inc.	44	2,415	0.98%
Oneok, Inc.	38	2,525	1.03%
Texas Pacific Land Corp.	1	2,202	0.89%
		9,645
Financial
Arthur J Gallagher & Co.	13	2,492	1.01%
BlackRock Inc, Class A	4	2,524	1.02%
Brown & Brown, Inc.	44	2,504	1.02%
Cboe Global Markets, Inc.	20	2,513	1.02%
CME Group Inc, Class A	14	2,424	0.98%
Digital Realty Trust, Inc.	24	2,391	0.97%
EastGroup Properties Inc.	16	2,426	0.99%
Extra Space Storage Inc.	16	2,352	0.96%
Intercontinental Exchange, Inc.	24	2,495	1.01%
Life Storage Inc.	24	2,336	0.95%
National Storage Affiliates Trust	65	2,365	0.96%
OMEGA Healthcare Investors, Inc.	85	2,374	0.96%
ProLogis, Inc.	21	2,363	0.96%
		31,559
Industrial
Allegion PLC	24	2,476	1.01%
AMETEK Inc.	18	2,513	1.02%
Amphenol Corp., Class A	32	2,422	0.98%
Ball Corp.	48	2,462	1.00%
CH Robinson Worldwide, Inc.	26	2,402	0.98%

See Notes to Financial Statements.

Simplify Aggregate Bond PLUS Credit Hedge ETF

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Shares	Value	% of basket
Common Stocks (continued)
Industrial (continued)
Crown Holdings Inc.	31	$2,574	1.04%
Dover Corp.	18	2,500	1.02%
Esab Corp.	53	2,485	1.01%
Fortune Brands Home & Security, Inc.	43	2,464	1.00%
Mettler-Toledo International, Inc.	2	2,534	1.03%
Middleby Corp. (The)	18	2,474	1.00%
Nordson Corp.	10	2,444	0.99%
Pentair PLC	56	2,513	1.02%
Stanley Black & Decker, Inc.	32	2,392	0.97%
Trex Co Inc.	55	2,336	0.95%
Trimble Inc.	48	2,424	0.98%
		39,415
Technology
Accenture PLC, Class A	9	2,360	0.96%
Black Knight, Inc.	42	2,573	1.04%
Broadridge Financial Solutions, Inc.	18	2,471	1.00%
CACI International, Inc., Class A	8	2,488	1.01%
CCC Intelligent Solutions Hold	283	2,461	1.00%
Cognizant Technology Solutions Corp., Class A	44	2,523	1.02%
Fidelity National Information Services, Inc.	36	2,417	0.98%
Fiserv, Inc.	25	2,552	1.04%
International Business Machine	17	2,461	1.00%
Intuit, Inc.	6	2,441	0.99%
KLA Corp.	6	2,437	0.99%
Paychex, Inc.	21	2,454	1.00%
Texas Instruments, Inc.	15	2,416	0.98%
Tyler Technologies Inc.	8	2,483	1.01%
Zebra Technologies Corp., Class A	10	2,540	1.03%
		37,077
Utilities
AES Corp/The	87	2,491	1.01%
Alliant Energy Corp.	45	2,478	1.01%
DTE Energy Co.	21	2,453	1.00%
Edison International	37	2,371	0.96%
Public Service Enterprise Group, Inc.	41	2,525	1.02%
		12,318
Total		$246,377	100.00%

See Notes to Financial Statements.

Simplify Aggregate Bond PLUS Credit Hedge ETF

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

Affiliates

Fiscal period to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/(Loss)	Net Change in Unrealized	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
Simplify Interest Rate Hedge ETF	$32,075	$115,610	$(133,531)	$14,047	$3,307	$31,508	440	$255	$-

Summary of Investment Type

Industry	% of Net Assets
Exchange-Traded Funds	92.9%
Total Investments	92.9%
Other Assets in Excess of Liabilities	7.1%
Net Assets	100.0%

See Notes to Financial Statements.

Simplify Developed Ex-US PLUS Downside Convexity ETF

Schedule of Investments

December 31, 2022 (Unaudited)

	Shares	Value
Exchange-Traded Funds – 99.7%
iShares Core MSCI EAFE ETF(a)(b)
(Cost $24,767,988)	357,240	$22,020,274

	Number of Contracts	Notional Amount
Purchased Options – 0.2%

Puts – Exchange-Traded – 0.2%
S&P 500 Index, January Strike Price $3,620, Expires 1/20/23	27	$9,774,000	38,205

Total Purchased Options (Cost $41,434)			38,205

	Shares
Money Market Funds – 0.0%†
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 3.89%(c)
(Cost $88)	88	88

Total Investments – 99.9%
(Cost $24,809,510)		$22,058,567
Other Assets in Excess of Liabilities – 0.1%		15,086
Net Assets – 100.0%		$22,073,653

†	Less than 0.05%
(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.
(b)	Securities with an aggregate market value of $12,330,000 have been pledged as collateral for options as of December 31, 2022.
(c)	Rate shown reflects the 7-day yield as of December 31, 2022.

Summary of Investment Type

Industry	% of Net Assets
Exchange-Traded Funds	99.7%
Purchased Options	0.2%
Money Market Funds	0.0%†
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Net Assets	100.0%

See Notes to Financial Statements.

Simplify Emerging Markets Equity PLUS Downside Convexity ETF

Schedule of Investments

December 31, 2022 (Unaudited)

	Shares	Value
Exchange-Traded Funds – 99.9%
iShares Core MSCI Emerging Markets ETF(a)(b)
(Cost $5,754,924)	102,564	$4,789,739

	Number of Contracts	Notional Amount
Purchased Options – 0.1%

Puts – Exchange-Traded – 0.1%
S&P 500 Index, January Strike Price $3,620, Expires 1/20/23	5	$1,810,000	7,075

Total Purchased Options (Cost $7,654)			7,075

	Shares
Money Market Funds – 0.0%†
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 3.89%(c)
(Cost $1,089)	1,089	1,089

Total Investments – 100.0%
(Cost $5,763,667)		$4,797,903
Liabilities in Excess of Other Assets – (0.0)%†		(1,421)
Net Assets – 100.0%		$4,796,482

†	Less than 0.05%
(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.
(b)	Securities with an aggregate market value of $4,763,400 have been pledged as collateral for options as of December 31, 2022.
(c)	Rate shown reflects the 7-day yield as of December 31, 2022.

Summary of Investment Type

Industry	% of Net Assets
Exchange-Traded Funds	99.9%
Purchased Options	0.1%
Money Market Funds	0.0%†
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%†
Net Assets	100.0%

See Notes to Financial Statements.

Simplify Enhanced Income ETF

Schedule of Investments

December 31, 2022 (Unaudited)

	Principal	Value
U.S. Treasury Bills – 99.5%
U.S. Treasury Bill, 4.13%, 2/2/2023(a)	$1,720,000	$1,714,550
U.S. Treasury Bill, 4.10%, 2/23/2023(a)	780,000	775,311
Total U.S. Treasury Bills (Cost $2,489,212)		2,489,861

	Number of Contracts	Notional Amount
Purchased Options – 0.0%†

Puts – Exchange-Traded – 0.0%†
S&P 500 Index, January Strike Price $3,250, Expires 1/13/23	9	2,925,000	743

Total Purchased Options (Cost $772)			743

Total Investments – 99.5%
(Cost $2,489,984)			$2,490,604
Other Assets in Excess of Liabilities – 0.5%			12,130
Net Assets – 100.0%			$2,502,734

	Number of Contracts	Notional Amount
Written Option – (0.4)%

Puts – Exchange-Traded – (0.4)%
S&P 500 Index, January Strike Price $3,650, Expires 1/13/23 (Premiums Received $13,222)	(9)	(3,285,000)	$(10,395)

†	Less than 0.05%
(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.

Summary of Investment Type

Industry	% of Net Assets
U.S. Treasury Bills	99.5%
Purchased Options	0.0%†
Total Investments	99.5%
Other Assets in Excess of Liabilities	0.5%
Net Assets	100.0%

See Notes to Financial Statements.

Simplify Health Care ETF

Schedule of Investments

December 31, 2022 (Unaudited)

	Shares	Value
Common Stocks – 95.2%
Consumer, Non-cyclical – 93.8%
Abbott Laboratories	10,894	$1,196,052
AbbVie, Inc.	5,753	929,742
Align Technology, Inc.*	192	40,493
Alnylam Pharmaceuticals, Inc.*	1,392	330,809
Amgen, Inc.	1,309	343,796
AtriCure, Inc.*	11,388	505,399
Baxter International, Inc.	30,522	1,555,706
Becton Dickinson and Co.	3,393	862,840
Biogen, Inc.*	5,836	1,616,105
Bio-Techne Corp.	4,524	374,949
Boston Scientific Corp.*	11,546	534,233
Centene Corp.*	27,753	2,276,024
Cigna Corp.	8,851	2,932,690
Cooper Cos., Inc. (The)	1,676	554,203
Cutera, Inc.*	60,788	2,688,045
CVS Health Corp.	9,042	842,624
Danaher Corp.	630	167,215
Dexcom, Inc.*	21,574	2,443,040
Edwards Lifesciences Corp.*	849	63,344
Elevance Health, Inc.	4,437	2,276,048
Eli Lilly & Co.	7,652	2,799,408
Embecta Corp.	687	17,374
Establishment Labs Holdings, Inc.*	35,528	2,332,413
Gilead Sciences, Inc.	4,262	365,893
HCA Healthcare, Inc.	703	168,692
Henry Schein, Inc.*	1,740	138,974
Humana, Inc.	1,635	837,431
IDEXX Laboratories, Inc.*	107	43,652
Illumina, Inc.*	430	86,946
Insulet Corp.*	873	257,003
Intuitive Surgical, Inc.*	7,897	2,095,469
IQVIA Holdings, Inc.*	2,871	588,239
Johnson & Johnson	15,673	2,768,635
Laboratory Corp. of America Holdings	3,459	814,525
Lantheus Holdings, Inc.*	2,159	110,023
LivaNova PLC*	4,252	236,156
McKesson Corp.	6,114	2,293,484
Medtronic PLC	7,332	569,843
PerkinElmer, Inc.	783	109,792
Pfizer, Inc.	1,307	66,971
QuidelOrtho Corp.*	3,830	328,116
Regeneron Pharmaceuticals, Inc.*	3,935	2,839,063
ResMed, Inc.	9,669	2,012,409
Seagen, Inc.*	1,566	201,247
Shockwave Medical, Inc.*	2,075	426,641
STERIS PLC	696	128,544
Stryker Corp.	2,622	641,053
Tenet Healthcare Corp.*	10,379	506,391
Thermo Fisher Scientific, Inc.	2,247	1,237,400

See Notes to Financial Statements.

Simplify Health Care ETF

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Shares	Value
Common Stocks (continued)
Consumer, Non-cyclical (continued)
United Therapeutics Corp.*	1,308	$363,742
UnitedHealth Group, Inc.	7,997	4,239,849
Vertex Pharmaceuticals, Inc.*	698	201,568
ViewRay, Inc.*	274,752	1,230,889
Waters Corp.*	1,566	536,480
Zoetis, Inc.	1,411	206,782
		54,334,454
Industrial – 1.1%
Agilent Technologies, Inc.	3,567	533,802
Mettler-Toledo International, Inc.*	87	125,754
		659,556
Technology – 0.3%
Veeva Systems, Inc., Class A*	957	154,441
Total Common Stocks (Cost $56,905,861)		55,148,451

Money Market Funds – 4.8%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 3.89%(a)
(Cost $2,753,477)	2,753,477	2,753,477

Total Investments – 100.0%
(Cost $59,659,338)		$57,901,928
Other Assets in Excess of Liabilities – 0.0%†		816
Net Assets – 100.0%		$57,902,744

*	Non Income Producing
†	Less than 0.05%
(a)	Rate shown reflects the 7-day yield as of December 31, 2022.

Summary of Investment Type

Industry	% of Net Assets
Common Stocks	95.2%
Money Market Funds	4.8%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%†
Net Assets	100.0%

See Notes to Financial Statements.

Simplify Hedged Equity ETF

Schedule of Investments

December 31, 2022 (Unaudited)

	Shares	Value
Exchange-Traded Funds – 99.3%
iShares Core S&P 500 ETF(a)(b)
(Cost $93,313,047)	229,987	$88,363,305

	Number of Contracts	Notional Amount
Purchased Options – 1.6%

Puts – Exchange-Traded – 1.6%
S&P 500 Index, January Strike Price $3,485, Expires 1/20/23	80	$27,880,000	38,400
S&P 500 Index, February Strike Price $3,730, Expires 2/17/23	80	29,840,000	576,000
S&P 500 Index, March Strike Price $3,710, Expires 3/17/23	81	30,051,000	772,740
			1,387,140

Total Purchased Options (Cost $2,297,746)			1,387,140

	Shares
Money Market Funds – 0.2%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 3.89%(c)
(Cost $202,978)	202,978	202,978

Total Investments – 101.1%
(Cost $95,813,771)		$89,953,423
Liabilities in Excess of Other Assets – (1.1)%		(997,922)
Net Assets – 100.0%		$88,955,501

	Number of Contracts	Notional Amount
Written Options – (1.0)%

Calls – Exchange-Traded – (0.9)%
S&P 500 Index, January Strike Price $3,930, Expires 1/20/23	(80)	$(31,440,000)	$(310,000)
S&P 500 Index, February Strike Price $4,175, Expires 2/17/23	(80)	(33,400,000)	(122,000)
S&P 500 Index, March Strike Price $4,130, Expires 3/17/23	(81)	(33,453,000)	(364,095)
			(796,095)
Puts – Exchange-Traded – (0.1)%
S&P 500 Index, January Strike Price $2,925, Expires 1/20/23	(80)	(23,400,000)	(3,000)
S&P 500 Index, February Strike Price $3,140, Expires 2/17/23	(80)	(25,120,000)	(36,000)
S&P 500 Index, March Strike Price $3,120, Expires 3/17/23	(81)	(25,272,000)	(86,265)
			(125,265)

Total Written Options (Premiums Received $2,596,452)			$(921,360)

(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.
(b)	Securities with an aggregate market value of $76,842,000 have been pledged as collateral for options as of December 31, 2022.
(c)	Rate shown reflects the 7-day yield as of December 31, 2022.

See Notes to Financial Statements.

Simplify Hedged Equity ETF

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

Summary of Investment Type

Industry	% of Net Assets
Exchange-Traded Funds	99.3%
Purchased Options	1.6%
Money Market Funds	0.2%
Total Investments	101.1%
Liabilities in Excess of Other Assets	(1.1)%
Net Assets	100.0%

See Notes to Financial Statements.

Simplify High Yield PLUS Credit Hedge ETF

Schedule of Investments

December 31, 2022 (Unaudited)

	Principal	Value
U.S. Treasury Bills – 89.9%
U.S. Treasury Bill, 3.09%, 1/5/2023(a)(b)	$6,400,000	$6,398,709
U.S. Treasury Bill, 3.54%, 2/2/2023(a)(b)	3,000,000	2,990,494
U.S. Treasury Bill, 3.67%, 2/23/2023(a)(b)	26,340,000	26,181,668
Total U.S. Treasury Bills (Cost $35,573,113)		35,570,871

	Number of Contracts	Notional Amount
Purchased Options – 0.0%†

Puts – Exchange-Traded – 0.0%†
S&P 500 Index, January Strike Price $3,620, Expires 1/20/23	4	1,448,000	5,660

Total Purchased Options (Cost $6,124)			5,660

Total Investments – 89.9%
(Cost $35,579,237)			$35,576,531
Other Assets in Excess of Liabilities – 10.1%			4,014,463
Net Assets – 100.0%			$39,590,994

†	Less than 0.05%
(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(b)	Securities with an aggregate market value of $28,076,034 have been pledged as collateral for options as of December 31, 2022.

At December 31, 2022, over the counter total return swap contracts outstanding were as follows:

Reference Obligation/Index	Termination Date(a)	Financing Rate Paid (Received) by the Fund		Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)(b)
iShares iBoxx $ High Yield Corporate Bond ETF	3/24/2023	4.48	%(c)	Morgan Stanley Capital Services LLC	(40,769,042)	$(831,335)
Morgan Stanley Custom Junk Index*	2/15/2024	4.03	%(c)	Morgan Stanley Capital Services LLC	9,201,478	(110,063)
Morgan Stanley Custom Quality Index*	2/15/2024	4.73	%(c)	Morgan Stanley Capital Services LLC	(12,406,446)	(137,250)
						$(1,078,648)

*	The components of the basket shown below.
(a)	The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security).
(b)	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(c)	Payments made quarterly.

*	The following table shows the individual positions and related values of the securities within the Morgan Stanley Custom Junk Index basket.

See Notes to Financial Statements.

Simplify High Yield PLUS Credit Hedge ETF

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Shares	Value	% of basket
Common Stocks
Basic Materials
Alcoa Corp.	(2,122)	$(96,503)	1.06%
Axalta Coating Systems Ltd.	(3,596)	(91,580)	1.01%
Chemours Co. (The)	(3,042)	(93,154)	1.02%
Cleveland-Cliffs, Inc.	(6,133)	(98,805)	1.08%
Sylvamo Corp.	(1,819)	(88,408)	0.97%
U.S. Steel Corp.	(3,897)	(97,614)	1.07%
		(566,064)
Communications
Altice USA, Inc., Class A	(24,178)	(111,221)	1.22%
AT&T, Inc.	(6,999)	(128,854)	1.41%
Cable One Inc.	(129)	(91,650)	1.00%
Charter Communications Inc, Class A	(332)	(112,507)	1.23%
Commscope Holding Co., Inc.	(7,710)	(56,665)	0.62%
Dish Network Corp., Class A	(6,274)	(88,081)	0.97%
Frontier Communications Parent	(3,811)	(97,112)	1.06%
Lumen Technologies, Inc.	(17,237)	(89,975)	0.99%
Nexstar Media Group, Inc., Class A	(480)	(83,933)	0.92%
Telephone And Data Systems, Inc.	(6,568)	(68,899)	0.76%
Viasat, Inc.	(3,019)	(95,562)	1.05%
Warner Bros Discovery Inc.	(9,868)	(93,549)	1.03%
		(1,118,008)
Consumer, Cyclical
Alaska Air Group, Inc.	(2,142)	(91,993)	1.01%
American Airlines Group, Inc.	(7,309)	(92,970)	1.02%
Aramark	(552)	(22,815)	0.25%
Bath & Body Works, Inc.	(1,042)	(43,897)	0.48%
Caesars Entertainment, Inc.	(1,972)	(82,022)	0.90%
Carnival Corp.	(10,952)	(88,275)	0.97%
Core & Main, Inc., Class A	(1,177)	(22,731)	0.25%
Delta Air Lines, Inc.	(2,946)	(96,807)	1.06%
Foot Locker Inc.	(2,546)	(96,198)	1.05%
Gap, Inc. (The)	(7,032)	(79,322)	0.87%
Hanesbrands, Inc.	(15,456)	(98,302)	1.08%
Jetblue Airways Corp.	(13,647)	(88,435)	0.97%
Kohl’s Corp.	(3,461)	(87,379)	0.96%
Macy’s Inc.	(4,387)	(90,584)	0.99%
Nordstrom, Inc.	(5,490)	(88,606)	0.97%
Norwegian Cruise Line Holdings Ltd.	(5,563)	(68,086)	0.75%
Penn National Gaming, Inc.	(2,801)	(83,185)	0.91%
Petco Health & Wellness Co., Inc., Class A	(9,148)	(86,722)	0.95%
PVH Corp.	(1,305)	(92,120)	1.01%
Qurate Retail, Inc., Series A	(31,609)	(51,523)	0.56%
RH	(334)	(89,311)	0.98%
Royal Caribbean Cruises Ltd.	(1,657)	(81,890)	0.90%
Scotts Miracle-Gro Co/The	(1,875)	(91,126)	1.00%
Six Flags Entertainment Corp.	(4,192)	(97,474)	1.07%
Southwest Airlines Co.	(2,319)	(78,093)	0.86%
Travel + Leisure Co.	(2,346)	(85,400)	0.94%
United Airlines Holdings, Inc.	(2,485)	(93,676)	1.03%

See Notes to Financial Statements.

Simplify High Yield PLUS Credit Hedge ETF

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Shares	Value	% of basket
Common Stocks (continued)
Consumer, Cyclical (continued)
Victoria’s Secret & Co.	(2,310)	$(82,649)	0.91%
Walgreens Boots Alliance, Inc.	(2,453)	(91,651)	1.00%
WESCO International Inc.	(720)	(90,145)	0.99%
		(2,433,387)
Consumer, Non-cyclical
Avis Budget Group Inc.	(497)	(81,531)	0.89%
Clarivate PLC	(10,492)	(87,503)	0.96%
Coty, Inc., Class A	(11,631)	(99,564)	1.09%
DaVita, Inc.	(1,278)	(95,406)	1.05%
Elanco Animal Health Inc.	(7,538)	(92,120)	1.01%
Exact Sciences Corp.	(2,065)	(102,238)	1.12%
Guardant Health, Inc.	(2,233)	(60,728)	0.67%
Herbalife Nutrition Ltd.	(4,054)	(60,328)	0.66%
Jazz Pharmaceuticals PLC	(364)	(58,014)	0.64%
Mednax, Inc.	(4,945)	(73,486)	0.81%
Nektar Therapeutics, Class A	(25,120)	(56,771)	0.62%
Organon & Co.	(3,327)	(92,911)	1.02%
Perrigo Co. PLC	(2,174)	(74,110)	0.81%
Post Holdings, Inc.	(977)	(88,185)	0.97%
Sabre Corp.	(12,875)	(79,566)	0.87%
Shift4 Payments, Inc., Class A	(1,725)	(96,462)	1.06%
Sotera Health Co.	(5,448)	(45,381)	0.50%
Stoneco Ltd., Class A	(7,997)	(75,496)	0.83%
Syneos Health Inc.	(2,676)	(98,140)	1.08%
Tenet Healthcare Corp.	(2,070)	(101,000)	1.11%
TreeHouse Foods, Inc.	(1,852)	(91,434)	1.00%
US Foods Holding Corp.	(2,610)	(88,805)	0.97%
Viatris, Inc.	(8,606)	(95,783)	1.05%
		(1,894,962)
Energy
Apa Corp.	(2,135)	(99,681)	1.09%
Cheniere Energy, Inc.	(506)	(75,893)	0.83%
Equities Corp.	(1,948)	(65,901)	0.72%
Kosmos Energy Ltd.	(13,742)	(87,399)	0.96%
Nov, Inc.	(4,274)	(89,286)	0.98%
Occidental Petroleum Corp.	(1,505)	(94,804)	1.04%
Ovintiv Inc.	(1,634)	(82,857)	0.91%
PBF Energy, Inc., Class A	(1,911)	(77,924)	0.86%
Southwestern Energy Co.	(14,507)	(84,866)	0.93%
Sunrun, Inc.	(2,940)	(70,626)	0.77%
Valero Energy Corp.	(804)	(101,987)	1.12%
		(931,224)
Financial
Air Lease Corp., Class A	(2,442)	(93,804)	1.03%

Industrial
Berry Global Group, Inc.	(1,534)	(92,718)	1.02%
Coherent Corp.	(2,650)	(93,021)	1.02%
Enovis Corp.	(1,366)	(73,106)	0.80%
FedEx Corp.	(480)	(83,128)	0.91%
Fluor Corp.	(1,809)	(62,699)	0.69%

See Notes to Financial Statements.

Simplify High Yield PLUS Credit Hedge ETF

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Shares	Value	% of basket
Common Stocks (continued)
Industrial (continued)
Gates Industrial Corp. PLC	(4,837)	$(55,185)	0.60%
General Electric Co.	(1,483)	(124,290)	1.36%
O-I Glass, Inc., Class I	(5,355)	(88,731)	0.97%
Ryder System, Inc.	(1,087)	(90,848)	1.00%
Silgan Holdings, Inc.	(1,012)	(52,470)	0.58%
Spirit Aerosystems Holdings, Inc., Class A	(3,267)	(96,693)	1.06%
TD Synnex Corp.	(526)	(49,853)	0.55%
Vertiv Holdings Co., Class A	(6,952)	(94,970)	1.04%
Westrock Co.	(2,645)	(93,011)	1.02%
XPO Logistics, Inc.	(2,524)	(84,018)	0.92%
		(1,234,741)
Technology
Coupa Software, Inc.	(1,172)	(92,776)	1.02%
Dell Technologies, Inc., Class C	(2,112)	(84,961)	0.93%
Dxc Technology Co.	(3,475)	(92,090)	1.01%
Everbridge, Inc.	(2,560)	(75,726)	0.83%
Fastly, Inc., Class A	(9,332)	(76,427)	0.84%
MKS Instruments Inc.	(1,131)	(95,829)	1.05%
NCR Corp.	(3,981)	(93,195)	1.02%
RingCentral Inc, Class A	(2,244)	(79,434)	0.87%
Western Digital Corp.	(2,150)	(67,837)	0.75%
Xerox Holdings Corp.	(5,947)	(86,827)	0.95%
		(845,102)
Total		$(9,117,292)	100.00%

*	The following table shows the individual positions and related values of the securities within the Morgan Stanley Custom Quality Index basket.

	Shares	Value	% of basket
Common Stocks
Basic Materials
Ecolab, Inc.	855	$124,389	1.01%
International Flavors & Fragrances, Inc.	1,200	125,822	1.02%
Sherwin-Williams Co/The	509	120,712	0.98%
		370,923
Communications
Interpublic Group of Cos Inc/T	3,808	126,829	1.03%
Meta Platforms, Inc., Class A	1,069	128,682	1.04%
Omnicom Group, Inc.	1,584	129,223	1.05%
Sirius XM Holdings, Inc.	20,804	121,497	0.99%
		506,231
Consumer, Cyclical
Autozone, Inc.	53	129,872	1.06%
Cintas Corp.	279	126,188	1.03%
Copart Inc.	2,051	124,858	1.01%
Domino’s Pizza, Inc.	348	120,517	0.98%
Home Depot, Inc. (The)	379	119,751	0.97%
LKQ Corp.	2,332	124,528	1.01%
Lululemon Athletica Inc.	382	122,357	0.99%
Marriott International, Inc., Class A	799	118,991	0.97%

See Notes to Financial Statements.

Simplify High Yield PLUS Credit Hedge ETF

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Shares	Value	% of basket
Common Stocks (continued)
Consumer, Cyclical (continued)
O’reilly Automotive, Inc.	154	$129,868	1.06%
Pool Corp.	388	117,328	0.95%
Tempur Sealy International, Inc.	3,654	125,444	1.02%
Thor Industries, Inc.	1,523	115,000	0.93%
Wyndham Hotels & Resorts, Inc.	1,740	124,080	1.01%
Yum! Brands, Inc.	952	121,945	0.99%
		1,720,727
Consumer, Non-cyclical
Anthem, Inc.	244	125,175	1.02%
Automatic Data Processing, Inc.	499	119,244	0.97%
Avery Dennison Corp.	685	123,982	1.01%
Centene Corp.	1,547	126,831	1.03%
Chemed Corp.	247	125,838	1.02%
Cigna Corp.	375	124,160	1.01%
Colgate-Palmolive Co.	1,595	125,653	1.02%
CVS Health Corp.	1,273	118,590	0.96%
Danaher Corp.	460	122,059	0.99%
FleetCor Technologies Inc.	680	124,957	1.02%
General Mills Inc.	1,428	119,773	0.97%
Global Payments, Inc.	1,308	129,945	1.06%
Grand Canyon Education, Inc.	1,175	124,131	1.01%
Hershey Co. (The)	530	122,838	1.00%
Johnson & Johnson	700	123,614	1.00%
Kraft Heinz Co. (The)	3,118	126,946	1.03%
Mondelez International Inc, Class A	1,871	124,688	1.01%
Moody’s Corp.	433	120,634	0.98%
Procter & Gamble Co. (The)	822	124,571	1.01%
Regeneron Pharmaceuticals, Inc.	170	122,540	1.00%
ResMed, Inc.	578	120,210	0.98%
Rollins, Inc.	3,340	122,031	0.99%
Stryker Corp.	507	123,943	1.01%
Thermo Fisher Scientific, Inc.	224	123,506	1.00%
UnitedHealth Group, Inc.	235	124,790	1.01%
Verisk Analytics, Inc., Class A	703	124,075	1.01%
		3,214,724
Energy
Antero Midstream Corp.	11,586	125,013	1.02%
DT Midstream Inc.	2,184	120,664	0.98%
Oneok, Inc.	1,920	126,160	1.03%
Texas Pacific Land Corp.	47	109,979	0.89%
		481,816
Financial
Arthur J Gallagher & Co.	660	124,492	1.01%
BlackRock Inc, Class A	178	126,061	1.02%
Brown & Brown, Inc.	2,195	125,058	1.02%
Cboe Global Markets, Inc.	1,001	125,532	1.02%
CME Group Inc, Class A	720	121,098	0.98%
Digital Realty Trust, Inc.	1,191	119,426	0.97%
EastGroup Properties Inc.	818	121,181	0.99%
Extra Space Storage Inc.	798	117,465	0.96%

See Notes to Financial Statements.

Simplify High Yield PLUS Credit Hedge ETF

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Shares	Value	% of basket
Common Stocks (continued)
Financial (continued)
Intercontinental Exchange, Inc.	1,215	$124,651	1.01%
Life Storage Inc.	1,184	116,668	0.95%
National Storage Affiliates Trust	3,271	118,150	0.96%
OMEGA Healthcare Investors, Inc.	4,243	118,600	0.96%
ProLogis, Inc.	1,047	118,064	0.96%
		1,576,446
Industrial
Allegion PLC	1,175	123,673	1.01%
AMETEK Inc.	898	125,522	1.02%
Amphenol Corp., Class A	1,589	121,007	0.98%
Ball Corp.	2,405	122,975	1.00%
CH Robinson Worldwide, Inc.	1,311	120,007	0.98%
Crown Holdings Inc.	1,564	128,565	1.04%
Dover Corp.	922	124,875	1.02%
Esab Corp.	2,646	124,148	1.01%
Fortune Brands Home & Security, Inc.	2,156	123,102	1.00%
Mettler-Toledo International, Inc.	88	126,599	1.03%
Middleby Corp. (The)	923	123,565	1.00%
Nordson Corp.	514	122,086	0.99%
Pentair PLC	2,790	125,513	1.02%
Stanley Black & Decker, Inc.	1,591	119,508	0.97%
Trex Co Inc.	2,756	116,677	0.95%
Trimble Inc.	2,394	121,065	0.98%
		1,968,887
Technology
Accenture PLC, Class A	442	117,893	0.96%
Black Knight, Inc.	2,081	128,531	1.04%
Broadridge Financial Solutions, Inc.	920	123,438	1.00%
CACI International, Inc., Class A	413	124,259	1.01%
CCC Intelligent Solutions Hold	14,130	122,930	1.00%
Cognizant Technology Solutions Corp., Class A	2,204	126,053	1.02%
Fidelity National Information Services, Inc.	1,780	120,749	0.98%
Fiserv, Inc.	1,261	127,481	1.04%
International Business Machine	872	122,919	1.00%
Intuit, Inc.	313	121,912	0.99%
KLA Corp.	323	121,709	0.99%
Paychex, Inc.	1,061	122,589	1.00%
Texas Instruments, Inc.	731	120,702	0.98%
Tyler Technologies Inc.	385	124,044	1.01%
Zebra Technologies Corp., Class A	495	126,858	1.03%
		1,852,067
Utilities
AES Corp/The	4,326	124,418	1.01%
Alliant Energy Corp.	2,242	123,798	1.01%
DTE Energy Co.	1,043	122,554	1.00%
Edison International	1,861	118,413	0.96%
Public Service Enterprise Group, Inc.	2,058	126,115	1.02%
		615,298
Total		$12,307,119	100.00%

See Notes to Financial Statements.

Simplify High Yield PLUS Credit Hedge ETF

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

Summary of Investment Type

Industry	% of Net Assets
U.S. Treasury Bills	89.9%
Purchased Options	0.0%†
Total Investments	89.9%
Other Assets in Excess of Liabilities	10.1%
Net Assets	100.0%

See Notes to Financial Statements.

Simplify Interest Rate Hedge ETF

Schedule of Investments

December 31, 2022 (Unaudited)

	Principal	Value
U.S. Government Obligations – 41.6%
U.S. Treasury Note, 4.25%, 10/15/2025
(Cost $160,131,025)	$161,250,000	$161,275,195

U.S. Treasury Bills – 21.8%
U.S. Treasury Bill, 3.54%, 2/2/2023(a)
(Cost $84,698,778)	$85,000,000	84,730,668

	Notional Amount
Purchased Swaptions – 32.2%

Puts – Over the Counter – 32.2%
Interest Rate Swaption, pay semi annually a fixed rate of 4.00% and received quarterly a floating rate of SOFR, Expires 5/11/28 (counterparty: Bank of America NA)(b)	310,000,000	9,343,508
Interest Rate Swaption, pay semi annually a fixed rate of 4.25% and received quarterly a floating rate of 3-month LIBOR, Expires 5/11/28 (counterparty: Bank of America NA)	760,000,000	31,134,848
Interest Rate Swaption, pay semi annually a fixed rate of 4.50% and received quarterly a floating rate of SOFR, Expires 5/11/29 (counterparty: Bank of America NA)(b)	20,000,000	(224,607)
Interest Rate Swaption, pay semi annually a fixed rate of 4.00% and received quarterly a floating rate of SOFR, Expires 5/11/28 (counterparty: Barclays)	340,000,000	6,765,330
Interest Rate Swaption, pay semi annually a fixed rate of 4.25% and received quarterly a floating rate of 3-month LIBOR, Expires 5/12/28 (counterparty: Goldman Sachs International)	930,000,000	36,907,564
Interest Rate Swaption, pay semi annually a fixed rate of 4.50% and received quarterly a floating rate of 1-Year-SOFR, Expires 5/11/29 (counterparty: Goldman Sachs International)	370,000,000	(4,934,126)
Interest Rate Swaption, pay semi annually a fixed rate of 4.00% and received quarterly a floating rate of SOFR, Expires 5/11/28 (counterparty: Morgan Stanley Capital Services LLC)(b)	920,000,000	20,490,095
Interest Rate Swaption, pay semi annually a fixed rate of 4.25% and received quarterly a floating rate of 3-month LIBOR, Expires 5/11/28 (counterparty: Morgan Stanley Capital Services LLC)(b)	650,000,000	25,231,573
		124,714,185

Total Purchased Swaptions (Cost $0)		124,714,185

Total Investments – 95.6%
(Cost $244,829,803)		$370,720,048
Other Assets in Excess of Liabilities – 4.4%		16,989,771
Net Assets – 100.0%		$387,709,819

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(b)	U.S. Treasury Note with a market value of $78,638,270 has been pledged as collateral by the broker for purchased swaptions as of December 31, 2022.

See Notes to Financial Statements.

Simplify Interest Rate Hedge ETF

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

At December 31, 2022, interest rate swap contracts outstanding were as follows:

Rate Paid by Fund	Rate Received by the Fund	Payment Frequency Paid/ received	Counterparty	Maturity Date	Notional Amount	Fair Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (depreciation)
2.11%	1 day SOFR	Annual/Annual	Morgan Stanley Capital Services LLC	May 15, 2048	10,000	$1,258	$0	$1,258

Summary of Investment Type

Industry	% of Net Assets
U.S. Government Obligations	41.6%
Purchased Swaptions	32.2%
U.S. Treasury Bills	21.8%
Total Investments	95.6%
Other Assets in Excess of Liabilities	4.4%
Net Assets	100.0%

See Notes to Financial Statements.

Simplify Intermediate Term Treasury Futures Strategy ETF

Schedule of Investments

December 31, 2022 (Unaudited)

	Principal	Value
U.S. Treasury Bills – 100.2%
U.S. Treasury Bill, 2.97%, 1/5/2023(a)	$22,590,000	$22,585,444
U.S. Treasury Bill, 3.79%, 2/23/2023(a)	12,280,000	12,206,184
Total U.S. Treasury Bills (Cost $34,792,574)		34,791,628

	Shares
Money Market Funds – 2.8%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 3.89%(b)
(Cost $956,871)	956,871	956,871

Total Investments – 103.0%
(Cost $35,749,445)		$35,748,499
Liabilities in Excess of Other Assets – (3.0)%		(1,038,618)
Net Assets – 100.0%		$34,709,881

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(b)	Rate shown reflects the 7-day yield as of December 31, 2022.

At December 31, 2022, open futures contracts were as follows:

				Value/
				Unrealized
	Number of	Notional	Expiration	Appreciation
	Contracts	Value	Date	(Depreciation)
Long position contracts:
U.S. Treasury 10 Year Note	1,001	$112,409,172	3/22/23	$(766,594)

Summary of Investment Type

% of
Industry	Net Assets
U.S. Treasury Bills	100.2%
Money Market Funds	2.8%
Total Investments	103.0%
Liabilities in Excess of Other Assets	(3.0)%
Net Assets	100.0%

See Notes to Financial Statements.

Simplify Nasdaq 100 PLUS Convexity ETF

Schedule of Investments

December 31, 2022 (Unaudited)

	Shares	Value
Exchange-Traded Funds – 99.8%
Invesco QQQ Trust Series 1(a)(b)
(Cost $5,274,605)	13,382	$3,563,359

	Number of Contracts	Notional Amount
Purchased Options – 0.1%

Puts – Exchange-Traded – 0.1%
S&P 500 Index, January Strike Price $3,620, Expires 1/20/23	2	$724,000	2,830

Total Purchased Options (Cost $3,062)			2,830

Total Investments – 99.9%
(Cost $5,277,667)			$3,566,189
Other Assets in Excess of Liabilities – 0.1%			5,188
Net Assets – 100.0%			$3,571,377

(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.invesco.com.
(b)	Securities with an aggregate market value of $1,997,100 have been pledged as collateral for options as of December 31, 2022.

Summary of Investment Type

% of
Industry	Net Assets
Exchange-Traded Funds	99.8%
Purchased Options	0.1%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Net Assets	100.0%

See Notes to Financial Statements.

Simplify Nasdaq 100 PLUS Downside Convexity ETF

Schedule of Investments

December 31, 2022 (Unaudited)

	Shares	Value
Exchange-Traded Funds – 99.8%
Invesco QQQ Trust Series 1(a)(b)
(Cost $9,085,685)	23,648	$6,296,989

	Number of Contracts	Notional Amount
Purchased Options – 0.1%

Puts – Exchange-Traded – 0.1%
S&P 500 Index, January Strike Price $3,620, Expires 1/20/23	7	$2,534,000	9,905

Total Purchased Options (Cost $10,716)			9,905

Total Investments – 99.9%
(Cost $9,096,401)			$6,306,894
Other Assets in Excess of Liabilities – 0.1%			3,991
Net Assets – 100.0%			$6,310,885

(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.invesco.com.
(b)	Securities with an aggregate market value of $5,325,600 have been pledged as collateral for options as of December 31, 2022.

Summary of Investment Type

% of
Industry	Net Assets
Exchange-Traded Funds	99.8%
Purchased Options	0.1%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Net Assets	100.0%

See Notes to Financial Statements.

Simplify Short Term Treasury Futures Strategy ETF

Schedule of Investments

December 31, 2022 (Unaudited)

	Principal	Value
U.S. Treasury Bills – 97.2%
U.S. Treasury Bill, 3.83%, 1/5/2023(a)	$18,925,000	$18,921,183
U.S. Treasury Bill, 4.08%, 2/23/2023(a)	30,200,000	30,018,465
U.S. Treasury Bill, 4.61%, 6/8/2023(a)	11,000,000	10,785,262
Total U.S. Treasury Bills (Cost $59,722,804)		59,724,910

Total Investments – 97.2%
(Cost $59,722,804)		$59,724,910
Other Assets in Excess of Liabilities – 2.8%		1,690,240
Net Assets – 100.0%		$61,415,150

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.

At December 31, 2022, open futures contracts were as follows:

				Value/
				Unrealized
	Number of	Notional	Expiration	Appreciation
	Contracts	Value	Date	(Depreciation)
Long position contracts:
U.S. 2 Years Note (CBT)	1,485	$304,541,018	3/31/23	$(572,702)

Summary of Investment Type

% of
Industry	Net Assets
U.S. Treasury Bills	97.2%
Total Investments	97.2%
Other Assets in Excess of Liabilities	2.8%
Net Assets	100.0%

See Notes to Financial Statements.

Simplify Stable Income ETF

Schedule of Investments

December 31, 2022 (Unaudited)

	Principal	Value
U.S. Treasury Bills – 99.0%
U.S. Treasury Bill, 3.83%, 1/5/2023(a)	$630,000	$629,873
U.S. Treasury Bill, 4.13%, 2/2/2023(a)	1,700,000	1,694,614
U.S. Treasury Bill, 4.19%, 2/23/2023(a)	780,000	775,311
Total U.S. Treasury Bills (Cost $3,098,943)		3,099,798

	Number of Contracts	Notional Amount
Purchased Options – 0.0%†

Puts – Exchange-Traded – 0.0%†
S&P 500 Index, January Strike Price $3,250, Expires 1/13/23	2	650,000	165

Total Purchased Options (Cost $172)			165

Total Investments – 99.0%
(Cost $3,099,115)			$3,099,963
Other Assets in Excess of Liabilities – 1.0%			30,714
Net Assets – 100.0%			$3,130,677

	Number of Contracts	Notional Amount
Written Option – (0.1)%

Puts – Exchange-Traded – (0.1)%
S&P 500 Index, January Strike Price $3,650, Expires 1/13/23 (Premiums Received $2,918)	(2)	(730,000)	$(2,310)

†	Less than 0.05%
(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.

Summary of Investment Type

% of
Industry	Net Assets
U.S. Treasury Bills	99.0%
Purchased Options	0.0%†
Total Investments	99.0%
Other Assets in Excess of Liabilities	1.0%
Net Assets	100.0%

See Notes to Financial Statements.

Simplify Tail Risk Strategy ETF

Schedule of Investments

December 31, 2022 (Unaudited)

	Shares	Value
Exchange-Traded Funds – 98.9%
Simplify Aggregate Bond Plus Credit Hedge ETF(a)(b)	14,215	$318,132
Simplify Enhanced Income ETF(a)(b)	20,452	511,551
Simplify High Yield PLUS Credit Hedge ETF(a)(b)(c)	289,001	6,178,841
Simplify Interest Rate Hedge ETF(a)(b)	45,461	3,255,462
Simplify Intermediate Term Treasury ETF(a)(b)	301,459	4,568,641
Simplify Short Term Treasury Futures Strategy ETF(a)(b)	37,605	932,040
Simplify Stable Income ETF(a)(b)	20,372	510,319
Simplify Volatility Premium ETF(a)(b)(c)	328,564	7,195,552
Total Exchange-Traded Funds (Cost $23,155,607)		23,470,538

	Number of Contracts	Notional Amount
Purchased Options – 1.0%

Puts – Exchange-Traded – 1.0%
S&P 500 Index, January Strike Price $3,620, Expires 1/20/23	158	$57,196,000	223,570

Total Purchased Options (Cost $241,879)			223,570

Total Investments – 99.9%
(Cost $23,397,486)			$23,694,108
Other Assets in Excess of Liabilities – 0.1%			33,619
Net Assets – 100.0%			$23,727,727

(a)	Affiliated fund managed by Simplify Asset Management Inc.
(b)	Securities with an aggregate market value of $23,977,469 have been pledged as collateral for options as of December 31, 2022.
(c)	A copy of the security’s annual report to shareholders may be obtained without charge at www.simplify.us.

See Notes to Financial Statements.

Simplify Tail Risk Strategy ETF

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

Affiliates

Fiscal period to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/(Loss)	Net Change in Unrealized	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
Simplify Aggregate Bond Plus Credit Hedge ETF	$-	$1,214,652	$(830,684)	$(42,427)	$(23,409)	$318,132	14,215	$8,518	$-
Simplify Enhanced Income ETF	-	1,342,400	(829,441)	(841)	(567)	511,551	20,452	3,709	-
Simplify High Yield PLUS Credit Hedge ETF	27,016,073	5,286,513	(26,048,514)	(1,567,119)	1,491,888	6,178,841	289,001	626,363	-
Simplify Interest Rate Hedge ETF	9,968,592	4,338,689	(12,853,763)	2,316,277	(514,333)	3,255,462	45,461	34,416	-
Simplify Intermediate Term Treasury ETF	22,187,428	4,065,503	(19,181,802)	(1,352,645)	(1,149,843)	4,568,641	301,459	175,472	-
Simplify Short Term Treasury Futures Strategy ETF	-	1,462,708	(524,028)	1,953	(8,593)	932,040	37,605	1,477	-
Simplify Stable Income ETF	-	1,341,994	(832,338)	459	204	510,319	20,372	3,569	-
Simplify Volatility Premium ETF	30,615,744	6,066,753	(29,220,411)	(1,778,714)	1,512,180	7,195,552	328,564	1,656,336	-
	$89,787,837	$25,119,212	$(90,320,981)	$(2,423,057)	$1,307,527	$23,470,538	1,057,129	$2,509,860	$-

Summary of Investment Type

% of
Industry	Net Assets
Exchange-Traded Funds	98.9%
Purchased Options	1.0%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Net Assets	100.0%

See Notes to Financial Statements.

Simplify US Equity PLUS Convexity ETF

Schedule of Investments

December 31, 2021 (Unaudited)

	Shares	Value
Exchange-Traded Funds – 99.5%
iShares Core S&P 500 ETF(a)(b)
(Cost $82,617,636)	199,210	$76,538,479

	Number of Contracts	Notional Amount
Purchased Options – 0.1%

Calls – Exchange-Traded – 0.0%†
S&P 500 Index, January Strike Price $5,050, Expires 1/20/23	844	$426,220,000	4,220
S&P 500 Index, June Strike Price $5,600, Expires 6/16/23	120	67,200,000	5,700
SPDR S&P 500, March Strike Price $510, Expires 3/17/23	361	18,411,000	902
			10,822
Puts – Exchange-Traded – 0.1%
S&P 500 Index, January Strike Price $3,620, Expires 1/20/23	47	17,014,000	66,505

Total Purchased Options (Cost $912,689)			77,327

	Shares
Money Market Funds – 0.4%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 3.89%(c)
(Cost $272,296)	272,296	272,296

Total Investments – 100.0%
(Cost $83,802,621)		$76,888,102
Liabilities in Excess of Other Assets – (0.0)%†		(4,483)
Net Assets – 100.0%		$76,883,619

	Number of Contracts	Notional Amount
Written Option – (0.0)%†

Calls – Exchange-Traded – (0.0)%†
S&P 500 Index, January Strike Price $5,250, Expires 1/20/23 (Premiums Received $146,039)	(844)	(443,100,000)	$(4,220)

†	Less than 0.05%
(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.
(b)	Securities with an aggregate market value of $19,210,500 have been pledged as collateral for options as of December 31, 2022.
(c)	Rate shown reflects the 7-day yield as of December 31, 2022.

See Notes to Financial Statements.

Simplify US Equity PLUS Convexity ETF

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

Summary of Investment Type

% of
Industry	Net Assets
Exchange-Traded Funds	99.5%
Purchased Options	0.1%
Money Market Funds	0.4%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%†
Net Assets	100.0%

See Notes to Financial Statements.

Simplify US Equity PLUS Downside Convexity ETF

Schedule of Investments

December 31, 2022 (Unaudited)

	Shares	Value
Exchange-Traded Funds – 99.7%
iShares Core S&P 500 ETF(a)(b)
(Cost $278,100,196)	619,845	$238,150,648

	Number of Contracts	Notional Amount
Purchased Options – 0.2%

Puts – Exchange-Traded – 0.2%
S&P 500 Index, January Strike Price $3,620, Expires 1/20/23	299	$108,238,000	423,111

Total Purchased Options (Cost $458,560)			423,111

	Shares
Money Market Funds – 0.1%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 3.89%(c)
(Cost $313,176)	313,176	313,176

Total Investments – 100.0%
(Cost $278,871,932)		$238,886,935
Liabilities in Excess of Other Assets – (0.0)%†		(34,278)
Net Assets – 100.0%		$238,852,657

†	Less than 0.05%
(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.
(b)	Securities with an aggregate market value of $192,105,000 have been pledged as collateral for options as of December 31, 2022.
(c)	Rate shown reflects the 7-day yield as of December 31, 2022.

Summary of Investment Type

% of
Industry	Net Assets
Exchange-Traded Funds	99.7%
Purchased Options	0.2%
Money Market Funds	0.1%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%†
Net Assets	100.0%

See Notes to Financial Statements.

Simplify US Equity PLUS GBTC ETF

Schedule of Investments

December 31, 2022 (Unaudited)

	Shares	Value
Exchange-Traded Funds – 84.5%
iShares Core S&P 500 ETF(a)
(Cost $42,768,477)	100,868	$38,754,494

Grantor Trusts – 10.7%
Grayscale Bitcoin Trust BTC*
(Cost $13,700,591)	594,758	4,930,544

Money Market Funds – 2.7%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 3.89%(b)
(Cost $1,231,985)	1,231,985	1,231,985

Total Investments – 97.9%
(Cost $57,701,053)		$44,917,023
Other Assets in Excess of Liabilities – 2.1%		959,592
Net Assets – 100.0%		$45,876,615

*	Non Income Producing
(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.
(b)	Rate shown reflects the 7-day yield as of December 31, 2022.

At December 31, 2022, open futures contracts were as follows:

				Value/
				Unrealized
	Number of	Notional	Expiration	Appreciation
	Contracts	Value	Date	(Depreciation)
Long position contracts:
S&P 500 E-Mini Future	35	$6,756,750	3/17/23	$(189,289)

Summary of Investment Type

% of
Industry	Net Assets
Exchange-Traded Funds	84.5%
Grantor Trusts	10.7%
Money Market Funds	2.7%
Total Investments	97.9%
Other Assets in Excess of Liabilities	2.1%
Net Assets	100.0%

See Notes to Financial Statements.

Simplify US Equity PLUS Upside Convexity ETF

Schedule of Investments

December 31, 2022 (Unaudited)

	Shares	Value
Exchange-Traded Funds – 99.9%
iShares Core S&P 500 ETF(a)(b)
(Cost $11,975,264)	27,316	$10,495,084

	Number of	Notional
	Contracts	Amount
Purchased Options – 0.0%†

Calls – Exchange-Traded – 0.0%†
S&P 500 Index, January Strike Price $5,050, Expires 1/20/23	319	$161,095,000	1,595
S&P 500 Index, June Strike Price $5,600, Expires 6/16/23	41	22,960,000	1,947
SPDR S&P 500, March Strike Price $510, Expires 3/17/23	110	5,610,000	275
			3,817

Total Purchased Options (Cost $344,990)			3,817

	Shares
Money Market Funds – 0.1%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 3.89%(c)
(Cost $10,861)	10,861	10,861

Total Investments – 100.0%
(Cost $12,331,115)		$10,509,762
Liabilities in Excess of Other Assets – (0.0)%†		(4,241)
Net Assets – 100.0%		$10,505,521

	Number of	Notional
	Contracts	Amount
Written Option – (0.0)%†

Calls – Exchange-Traded – (0.0)%†
S&P 500 Index, January Strike Price $5,250, Expires 1/20/23 (Premiums Received $64,515)	(319)	(167,475,000)	$(1,595)

†	Less than 0.05%
(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.
(b)	Securities with an aggregate market value of $5,186,835 have been pledged as collateral for options as of December 31, 2022.
(c)	Rate shown reflects the 7-day yield as of December 31, 2022.

Summary of Investment Type

% of
Industry	Net Assets
Exchange-Traded Funds	99.9%
Purchased Options	0.0%†
Money Market Funds	0.1%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%†
Net Assets	100.0%

See Notes to Financial Statements.

Simplify US Small Cap PLUS Downside Convexity ETF

Schedule of Investments

December 31, 2022 (Unaudited)

	Shares	Value
Exchange-Traded Funds – 99.8%
iShares Core S&P Small-Cap ETF(a)(b)
(Cost $2,746,658)	24,870	$2,353,697

	Number of	Notional
	Contracts	Amount
Purchased Options – 0.1%

Puts – Exchange-Traded – 0.1%
S&P 500 Index, January Strike Price $3,620, Expires 1/20/23	2	$724,000	2,830

Total Purchased Options (Cost $3,063)			2,830

	Shares
Money Market Funds – 0.0%†
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 3.89%(c)
(Cost $124)	124	124

Total Investments – 99.9%
(Cost $2,749,845)		$2,356,651
Other Assets in Excess of Liabilities – 0.1%		1,639
Net Assets – 100.0%		$2,358,290

†	Less than 0.05%
(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.
(b)	Securities with an aggregate market value of $1,987,440 have been pledged as collateral for options as of December 31, 2022.
(c)	Rate shown reflects the 7-day yield as of December 31, 2022.

Summary of Investment Type

% of
Industry	Net Assets
Exchange-Traded Funds	99.8%
Purchased Options	0.1%
Money Market Funds	0.0%†
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Net Assets	100.0%

See Notes to Financial Statements.

Simplify Volt Cloud and Cybersecurity Disruption ETF

Schedule of Investments

December 31, 2022 (Unaudited)

	Shares	Value
Common Stocks – 94.9%
Communications – 29.2%
A10 Networks, Inc.	1,559	$25,926
Alphabet, Inc., Class C*	20	1,775
Amazon.com, Inc.*	21	1,764
Cisco Systems, Inc.(a)	4,749	226,242
F5, Inc.*	541	77,639
GEN Digital Inc.	5,291	113,386
Juniper Networks, Inc.	3,210	102,592
Meta Platforms, Inc., Class A*	85	10,229
Okta, Inc.*(a)	2,024	138,300
Palo Alto Networks, Inc.*	1,504	209,868
Ribbon Communications, Inc.*	991	2,765
Trend Micro, Inc., ADR	1,523	70,439
VeriSign, Inc.*	617	126,756
Wix.com Ltd.*	116	8,912
		1,116,593
Consumer, Cyclical – 1.1%
Sonder Holdings, Inc.*	32,737	40,594

Consumer, Non-cyclical – 3.5%
Booz Allen Hamilton Holding Corp., Class A	1,205	125,947
Shift4 Payments, Inc., Class A*	31	1,734
Teladoc Health, Inc.*	353	8,348
		136,029
Industrial – 3.1%
Thales SA, ADR	4,656	118,775

Technology – 58.0%
Advanced Micro Devices, Inc.*	6	389
Akamai Technologies, Inc.*	1,253	105,628
Apple, Inc.	6	780
Arqit Quantum, Inc.*	931	3,361
Braze, Inc., Class A*	676	18,441
Check Point Software Technologies Ltd.*	831	104,839
Cloudflare, Inc., Class A*(a)	4,569	206,564
Confluent, Inc., Class A*	58	1,290
Crowdstrike Holdings, Inc., Class A*(a)	2,060	216,897
CyberArk Software Ltd.*	778	100,868
Datadog, Inc., Class A*	35	2,572
DigitalOcean Holdings, Inc.*	345	8,787
Dropbox, Inc., Class A*	42	940
Elastic NV*	15	772
Fastly, Inc., Class A*	124	1,016
Fortinet, Inc.*	2,277	111,323
HashiCorp, Inc., Class A*	336	9,186
Infosys Ltd., ADR(a)	6,325	113,913
Intel Corp.	344	9,092
KnowBe4, Inc., Class A*	934	23,144
Leidos Holdings, Inc.	1,077	113,299
Microsoft Corp.	7	1,679
NVIDIA Corp.	6	877

See Notes to Financial Statement.

Simplify Volt Cloud and Cybersecurity Disruption ETF

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Shares	Value
Common Stocks (continued)
Technology (continued)
OneSpan, Inc.*	505	$5,651
PagerDuty, Inc.*	17	452
Palantir Technologies, Inc., Class A*	228	1,464
Qualys, Inc.*	624	70,032
Radware Ltd.*	689	13,608
Rapid7, Inc.*	2,332	79,241
Salesforce, Inc.*	8	1,061
Science Applications International Corp.	517	57,351
SentinelOne, Inc., Class A*	8,934	130,347
Snowflake, Inc., Class A*	26	3,732
Splunk, Inc.*	1,361	117,168
Telos Corp.*	2,121	10,796
Tenable Holdings, Inc.*	2,205	84,121
Texas Instruments, Inc.	423	69,888
Twilio, Inc., Class A*	395	19,339
UserTesting, Inc.*	1,224	9,192
Varonis Systems, Inc., Class B*	2,485	59,491
VMware, Inc., Class A*	836	102,627
Zoom Video Communications, Inc., Class A*	6	406
Zscaler, Inc.*	2,001	223,912
		2,215,536
Total Common Stocks (Cost $3,683,212)		3,627,527

	Number of	Notional
	Contracts	Amount
Purchased Options – 1.4%

Calls – Exchange-Traded – 1.2%
Cloudflare, Inc., January Strike Price $230, Expires 1/20/23	149	$3,427,000	298
Cloudflare, Inc., February Strike Price $60, Expires 2/17/23	231	1,386,000	34,419
Cloudflare, Inc., January Strike Price $230, Expires 1/19/24	198	4,554,000	4,554
Crowdstrike Holdings, Inc., January Strike Price $260, Expires 1/19/24	49	1,274,000	5,708
Datadog, Inc., January Strike Price $280, Expires 1/20/23	158	4,424,000	316
Datadog, Inc., January Strike Price $290, Expires 1/19/24	63	1,827,000	1,670
			46,965
Puts – Exchange-Traded – 0.2%
S&P 500 Index, January Strike Price $3,620, Expires 1/20/23	4	1,448,000	5,660

Total Purchased Options (Cost $847,194)			52,625

Shares
Money Market Funds – 3.8%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 3.89%(b)
(Cost $143,866)	143,866	143,866

See Notes to Financial Statement.

Simplify Volt Cloud and Cybersecurity Disruption ETF

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

Value
Total Investments – 100.1%
(Cost $4,674,272)	$3,824,018
Liabilities in Excess of Other Assets – (0.1)%	(2,784)
Net Assets – 100.0%	$3,821,234

*	Non Income Producing
(a)	Securities with an aggregate market value of $693,841 have been pledged as collateral for options as of December 31, 2022.
(b)	Rate shown reflects the 7-day yield as of December 31, 2022.

ADR: American Depositary Receipt

Summary of Investment Type

% of
Industry	Net Assets
Common Stocks	94.9%
Purchased Options	1.4%
Money Market Funds	3.8%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Net Assets	100.0%

See Notes to Financial Statement

Simplify Volt RoboCar Disruption and Tech ETF

Schedule of Investments

December 31, 2022 (Unaudited)

	Shares	Value
Common Stocks – 87.2%
Basic Materials – 1.9%
Albemarle Corp.	26	$5,638
BHP Group Ltd., ADR	111	6,888
Glencore PLC, ADR	512	6,820
Rio Tinto PLC, ADR	100	7,120
Sociedad Quimica y Minera de Chile SA, ADR	73	5,828
Talon Metals Corp.*	21,692	7,983
Vale SA, ADR	420	7,127
		47,404
Communications – 16.1%
Alphabet, Inc., Class C*(a)	1,600	141,968
Amazon.com, Inc.*(a)	1,227	103,068
Cisco Systems, Inc.	564	26,869
Meta Platforms, Inc., Class A*	396	47,655
Netflix, Inc.*	22	6,487
Okta, Inc.*	28	1,913
Palo Alto Networks, Inc.*	41	5,721
VeriSign, Inc.*	243	49,922
Verizon Communications, Inc.	547	21,552
Walt Disney Co. (The)*	71	6,168
		411,323
Consumer, Cyclical – 14.3%
Aurora Innovation, Inc.*	7,803	9,442
BYD Co. Ltd., ADR	293	14,398
Costco Wholesale Corp.	55	25,107
Lucid Group, Inc.*	1,059	7,233
NIO, Inc., ADR*	1,072	10,452
Rivian Automotive, Inc., Class A*	595	10,966
Sonder Holdings, Inc.*	130,349	161,633
Tesla, Inc.*(a)	1,020	125,643
		364,874
Consumer, Non-cyclical – 9.8%
Amgen, Inc.	66	17,334
Automatic Data Processing, Inc.(a)	190	45,383
Coca-Cola Co. (The)	410	26,080
DaVita, Inc.*	276	20,609
Johnson & Johnson	113	19,961
Kraft Heinz Co. (The)	512	20,844
Kroger Co. (The)	439	19,571
Moody’s Corp.	69	19,225
PayPal Holdings, Inc.*	212	15,099
PepsiCo, Inc.	142	25,654
Procter & Gamble Co. (The)	136	20,612
		250,372
Financial – 2.4%
American Express Co.	84	12,411
Bank of America Corp.	379	12,552
Bank of New York Mellon Corp. (The)	277	12,609
Citigroup, Inc.	268	12,122

See Notes to Financial Statements.

Simplify Volt RoboCar Disruption and Tech ETF

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Shares	Value
Common Stocks (continued)
Financial (continued)
US Bancorp	278	$12,124
		61,818
Industrial – 2.3%
Camtek Ltd.*	498	10,936
Deere & Co.	79	33,872
FANUC Corp., ADR	857	12,744
		57,552
Technology – 40.4%
Activision Blizzard, Inc.	266	20,362
Adobe, Inc.*	84	28,269
Advanced Micro Devices, Inc.*	307	19,884
Amkor Technology, Inc.	639	15,323
Analog Devices, Inc.	207	33,954
ANSYS, Inc.*	14	3,382
Apple, Inc.(a)	1,553	201,781
Applied Materials, Inc.	131	12,757
ASML Holding NV	12	6,557
Atlassian Corp., Class A*	25	3,217
Autodesk, Inc.*	35	6,540
Broadcom, Inc.(a)	128	71,569
Cadence Design Systems, Inc.*	156	25,060
Cognizant Technology Solutions Corp., Class A	427	24,420
Crowdstrike Holdings, Inc., Class A*	45	4,738
Datadog, Inc., Class A*	48	3,528
DocuSign, Inc., Class A*	39	2,161
Fiserv, Inc.*	339	34,263
Fortinet, Inc.*	135	6,600
GLOBALFOUNDRIES, Inc.*(a)	268	14,443
HP, Inc.	1,110	29,826
Intel Corp.	834	22,043
Intuit, Inc.	48	18,683
KLA Corp.	22	8,295
Lam Research Corp.	23	9,667
Marvell Technology, Inc.	162	6,000
Microchip Technology, Inc.	69	4,847
Micron Technology, Inc.	191	9,546
Microsoft Corp.(a)	701	168,114
NVIDIA Corp.	334	48,811
NXP Semiconductors NV	41	6,479
Paychex, Inc.	389	44,953
QWALCOMM, Inc.	197	21,658
Skyworks Solutions, Inc.	18	1,640
Splunk, Inc.*	20	1,722
Synopsys, Inc.*	26	8,302
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	199	14,823
Texas Instruments, Inc.	333	55,018
Workday, Inc., Class A*	32	5,355
Zoom Video Communications, Inc., Class A*	46	3,116

See Notes to Financial Statements.

Simplify Volt RoboCar Disruption and Tech ETF

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Shares	Value
Common Stocks (continued)
Technology (continued)
Zscaler, Inc.*	28	$3,133
		1,030,839
Total Common Stocks (Cost $2,512,300)		2,224,182

	Number of	Notional
	Contracts	Amount
Purchased Options – 0.9%

Calls – Exchange-Traded – 0.7%
Tesla, Inc., April Strike Price $600, Expires 4/21/23	400	$24,000,000	1,600
Tesla, Inc., June Strike Price $327, Expires 6/16/23	8	261,336	676
Tesla, Inc., January Strike Price $417, Expires 1/19/24	23	958,341	4,888
Tesla, Inc., June Strike Price $667, Expires 6/21/24	66	4,400,022	10,956
			18,120
Puts – Exchange-Traded – 0.2%
S&P 500 Index, January Strike Price $3,620, Expires 1/20/23	3	1,086,000	4,245

Total Purchased Options (Cost $275,226)			22,365

	Shares
Money Market Funds – 11.9%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 3.89%(b)
(Cost $302,262)	302,262	302,262

Total Investments – 100.0%
(Cost $3,089,788)		$2,548,809
Other Assets in Excess of Liabilities – 0.0%†		255
Net Assets – 100.0%		$2,549,064

*	Non Income Producing
†	Less than 0.05%
(a)	Securities with an aggregate market value of $590,822 have been pledged as collateral for options as of December 31, 2022.
(b)	Rate shown reflects the 7-day yield as of December 31, 2022.

ADR: American Depositary Receipt

Summary of Investment Type

% of
Industry	Net Assets
Common Stocks	87.2%
Purchased Options	0.9%
Money Market Funds	11.9%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%†
Net Assets	100.0%

See Notes to Financial Statements.

Simplify Bitcoin Strategy PLUS Income ETF

Schedule of Investments

December 31, 2022 (Unaudited)

	Principal	Value
U.S. Treasury Bills – 328.1%
U.S. Treasury Bill, 4.61%, 6/8/2023(a)(b)	$14,025,000	$13,751,209
U.S. Treasury Bill, 3.98%, 9/7/2023(a)(c)	250,000	242,500
Total U.S. Treasury Bills (Cost $13,994,147)		13,993,709

	Number of	Notional
	Contracts	Amount
Purchased Options – 0.0%†

Puts – Exchange-Traded – 0.0%†
S&P 500 Index, January Strike Price $3,250, Expires 1/13/23	10	3,250,000	825

Total Purchased Options (Cost $858)			825

Total Investments – 328.1%
(Cost $13,995,005)			$13,994,534
Liabilities in Excess of Other Assets – (228.1)%			(9,728,607)
Net Assets – 100.0%			$4,265,927

	Number of	Notional
	Contracts	Amount
Written Option – (0.3)%

Puts – Exchange-Traded – (0.3)%
S&P 500 Index, January Strike Price $3,650, Expires 1/13/23 (Premiums Received $14,591)	(10)	(3,650,000)	$(11,550)

†	Less than 0.05%
(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(b)	Security, or a portion thereof, in the amount of $13,476,482 has been pledged as collateral for reverse repurchase agreements as of December 31, 2022. See note 5 for additional information
(c)	Securities with an aggregate market value of $184,294 have been pledged as collateral for options as of December 31, 2022.

At December 31, 2022, open futures contracts were as follows:

				Value/
				Unrealized
	Number of	Notional	Expiration	Appreciation
	Contracts	Value	Date	(Depreciation)
Long position contracts:
CME Bitcoin Futures	52	$4,299,100	1/27/23	$(18,823)

Summary of Investment Type

% of
Industry	Net Assets
U.S. Treasury Bills	328.1%
Purchased Options	0.0%†
Total Investments	328.1%
Liabilities in Excess of Other Assets	(228.1)%
Net Assets	100.0%

See Notes to Financial Statements.

Simplify Bitcoin Strategy PLUS Income ETF

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

At December 31, 2022, open reverse repurchase agreements were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Amount	Payable for Reverse Repurchase Agreements
Morgan Stanley Capital Services LLC	4.46%	12/30/2022	1/3/2023	$13,472,840	$13,474,509
Morgan Stanley Capital Services LLC	4.37%	12/30/2022	1/4/2023	13,476,482	13,476,482
				$26,949,322	$26,950,991

See Notes to Financial Statements.

Simplify Macro Strategy ETF

Consolidated Schedule of Investments

December 31, 2022 (Unaudited)

	Shares	Value
Exchange-Traded Funds – 87.6%
iShares Gold Trust*	34,010	$1,176,406
Simplify High Yield PLUS Credit Hedge ETF(a)(b)	200,333	4,283,119
Simplify Interest Rate Hedge ETF(a)	14,389	1,030,396
Simplify Intermediate Term Treasury Futures Strategy ETF(a)(b)	85,988	1,303,157
Simplify Managed Futures Strategy ETF(a)(b)	159,566	4,150,312
Simplify Short Term Treasury Futures Strategy ETF(a)	146,226	3,624,211
Simplify Volatility Premium ETF(a)(b)	153,180	3,354,642
Total Exchange-Traded Funds (Cost $19,617,615)		18,922,243

	Number of	Notional
	Contracts	Amount
Purchased Options – 8.9%

Calls – Exchange-Traded – 8.2%
iShares MSCI Emerging Markets ETF, January Strike Price $30, Expires 1/20/23	300	$900,000	270,000
SPDR S&P 500, March Strike Price $320, Expires 3/17/23	161	5,152,000	1,084,415
SPDR S&P 500, December Strike Price $320, Expires 12/15/23	50	1,600,000	422,950
			1,777,365
Puts – Exchange-Traded – 0.7%
Ares Management Corp., June Strike Price $55, Expires 6/16/23	203	1,116,500	58,363
Ares Management Corp., June Strike Price $60, Expires 6/16/23	203	1,218,000	82,215
VanEck Semiconductor ETF, January Strike Price $165, Expires 1/20/23	487	8,035,500	9,253
			149,831

Total Purchased Options (Cost $2,417,052)			1,927,196

	Shares
Money Market Funds – 2.0%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 3.89%(c)
(Cost $436,319)	436,319	436,319

Total Investments – 98.5%
(Cost $22,470,986)		$21,285,758
Other Assets in Excess of Liabilities – 1.5%		317,713
Net Assets – 100.0%		$21,603,471

	Number of	Notional
	Contracts	Amount
Written Options – (0.7)%

Calls – Exchange-Traded – (0.7)%
Ares Management Corp., June Strike Price $75, Expires 6/16/23	(203)	$(1,522,500)	$(94,395)
Ares Management Corp., June Strike Price $80, Expires 6/16/23	(203)	(1,624,000)	(58,363)
			(152,758)
Puts – Exchange-Traded – (0.0)%†
VanEck Semiconductor ETF, January Strike Price $140, Expires 1/20/23	(621)	(8,694,000)	(1,862)

See Notes to Financial Statements.

Simplify Macro Strategy ETF

Consolidated Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Number of	Notional
	Contracts	Amount	Value
Total Written Options (Premiums Received $299,910)			$(154,620)

*	Non Income Producing
†	Less than 0.05%
(a)	Affiliated fund managed by Simplify Asset Management Inc.
(b)	Securities with an aggregate market value of $9,151,031 have been pledged as collateral for options as of December 31, 2022.
(c)	Rate shown reflects the 7-day yield as of December 31, 2022.

Affiliates

Fiscal period to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/(Loss)	Net Change in Unrealized	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
Simplify Aggregate Bond PLUS Credit Hedge ETF	$-	$1,219,923	$(1,168,932)	$(50,991)	$-	$-	-	$2,406	$-
Simplify High Yield PLUS Credit Hedge ETF	1,634,446	4,767,061	(1,876,435)	(46,321)	(195,632)	4,283,119	200,333	239,402	-
Simplify Interest Rate Hedge ETF	-	1,143,072	(222,348)	22,472	87,200	1,030,396	14,389	2,594	-
Simplify Intermediate Term Treasury Futures Strategy ETF	424,657	2,588,671	(1,413,701)	(167,805)	(128,665)	1,303,157	85,988	26,242	-
Simplify Managed Futures Strategy ETF	1,678,230	5,054,562	(2,209,603)	61,065	(433,942)	4,150,312	159,566	163,667	-
Simplify Short Term Treasury Futures Strategy ETF	-	3,622,570	-	-	1,641	3,624,211	146,226	4,839	-
Simplify Volatility Premium ETF	1,348,049	3,949,162	(1,831,691)	(60,958)	(49,920)	3,354,642	153,180	284,904	-
	$5,085,382	$22,345,021	$(8,722,710)	$(242,538)	$(719,318)	$17,745,837	759,682	$724,054	$-

See Notes to Financial Statements.

Simplify Macro Strategy ETF

Consolidated Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

Summary of Investment Type

% of
Industry	Net Assets
Exchange-Traded Funds	87.6%
Purchased Options	8.9%
Money Market Funds	2.0%
Total Investments	98.5%
Other Assets in Excess of Liabilities	1.5%
Net Assets	100.0%

See Notes to Financial Statements.

Simplify Managed Futures Strategy ETF

Consolidated Schedule of Investments

December 31, 2022 (Unaudited)

	Principal	Value
U.S. Treasury Bills – 82.5%
U.S. Treasury Bill, 3.03%, 1/5/2023(a)	$10,500,000	$10,497,882
U.S. Treasury Bill, 3.58%, 2/2/2023(a)	45,450,000	45,305,987
U.S. Treasury Bill, 3.90%, 2/23/2023(a)	53,000,000	52,681,412
U.S. Treasury Bill, 4.28%, 3/23/2023(a)	22,200,000	21,993,618
Total U.S. Treasury Bills (Cost $130,501,266)		130,478,899

Total Investments – 82.5%
(Cost $130,501,266)		$130,478,899
Other Assets in Excess of Liabilities – 17.5%		27,746,882
Net Assets – 100.0%		$158,225,781

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.

At December 31, 2022, open futures contracts were as follows:

				Value/
				Unrealized
	Number of	Notional	Expiration	Appreciation
	Contracts	Value	Date	(Depreciation)
Long position contracts:
Gold 100 OZ Future	5	$913,100	2/24/23	$18
Live Cattle Future	34	2,147,440	2/28/23	441
Sugar #11 (World) Future	251	5,633,645	2/28/23	(223,401)
Corn Future	146	4,953,050	3/14/23	(6,789)
Soybean Oil Future	139	5,343,438	3/14/23	(27,596)
Silver Future	92	11,058,400	3/29/23	371,710
Gold 100 OZ Future	29	5,342,380	4/26/23	64,561
Live Cattle Future	27	1,747,440	4/28/23	(238)
Sugar #11 (World) Future	49	1,027,354	4/28/23	(36,522)
Soybean Oil Future	34	1,304,376	5/12/23	3,807
Corn Future	26	881,400	5/12/23	(1,513)
Silver Future	16	1,936,560	5/26/23	121,896
Natural Gas Future	2	80,940	5/26/23	(23,651)
Gold 100 OZ Future	4	743,080	6/28/23	4,030
Natural Gas Future	57	2,369,490	6/28/23	(536,113)
Live Cattle Future	18	1,136,340	6/30/23	(352)
Sugar #11 (World) Future	24	483,302	6/30/23	(11,362)
Wheat Future (CBT)	6	240,900	7/14/23	1,832
Soybean Oil Future	13	495,768	7/14/23	955
Corn Future	14	470,225	7/14/23	(841)
WTI Crude Future	1	79,360	7/20/23	958
Silver Future	4	487,700	7/27/23	16,590
Natural Gas Future	44	1,831,720	7/27/23	(427,646)
Natural Gas Future	56	2,301,600	8/29/23	(604,950)
Natural Gas Future	41	1,711,340	9/27/23	(352,617)
Total unrealized appreciation/(depreciation)				$(1,666,793)

See Notes to Financial Statements.

Simplify Managed Futures Strategy ETF

Consolidated Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

				Value/
				Unrealized
	Number of	Notional	Expiration	Appreciation
	Contracts	Value	Date	(Depreciation)
Short position contracts:
WTI Crude Future	(9)	$(722,340)	1/20/23	$(18,741)
Natural Gas Future	(14)	(626,500)	1/27/23	125,715
Natural Gas Future	(37)	(1,518,480)	2/24/23	255,716
Cotton No.2 Future	(96)	(4,001,760)	3/9/23	(116,902)
Bank Accept Future	(1,921)	(336,848,911)	3/13/23	1,377,379
Wheat Future (CBT)	(77)	(3,049,200)	3/14/23	(82,915)
CAN 10 Year Bond Future	(235)	(21,269,756)	3/22/23	567,886
Natural Gas Future	(15)	(587,550)	3/29/23	56,179
Copper Future	(80)	(7,621,000)	3/29/23	(42,196)
Natural Gas Future	(7)	(275,170)	4/26/23	16,356
Cotton No.2 Future	(46)	(1,919,350)	5/8/23	(91,251)
Wheat Future (CBT)	(37)	(1,477,688)	5/12/23	(32,869)
Copper Future	(25)	(2,384,063)	5/26/23	(63,961)
Bank Accept Future	(1,774)	(311,137,851)	6/19/23	1,331,947
Cotton No.2 Future	(17)	(708,730)	7/7/23	(20,055)
Copper Future	(2)	(190,800)	7/27/23	(1,430)
Bank Accept Future	(1,788)	(314,187,518)	9/18/23	938,032
3 Month SOFR Future	(928)	(220,492,800)	9/19/23	759,216
Bank Accept Future	(784)	(138,249,483)	12/18/23	481,092
3 Month SOFR Future	(682)	(162,290,425)	12/19/23	1,250,480
3 Month SOFR Future	(1,257)	(300,014,475)	3/19/24	312,257
3 Month SOFR Future	(1,437)	(344,377,050)	6/18/24	793,327
Total unrealized appreciation/(depreciation)				$7,795,262
Total net unrealized appreciation				$6,128,469

Summary of Investment Type

% of
Industry	Net Assets
U.S. Treasury Bills	82.5%
Total Investments	82.5%
Other Assets in Excess of Liabilities	17.5%
Net Assets	100.0%

See Notes to Financial Statements.

Simplify Volatility Premium ETF

Consolidated Schedule of Investments

December 31, 2022 (Unaudited)

	Principal	Value
U.S. Government Obligations – 58.4%
U.S. Treasury Note, 0.38%, 9/15/2024(a)(b)	$61,000,000	$56,894,414
U.S. Treasury Note, 2.88%, 6/15/2025(a)	9,500,000	9,189,766
Total U.S. Government Obligations (Cost $67,235,287)		66,084,180

U.S. Treasury Bills – 43.4%
U.S. Treasury Bill, 4.60%, 6/8/2023(c)
(Cost $49,009,945)	$50,000,000	49,023,916

	Number of	Notional
	Contracts	Amount
Purchased Options – 0.1%

Calls – Exchange-Traded – 0.1%
ProShares Ultra VIX Short-Term Futures, January Strike Price $21, Expires 1/20/23	4,800	10,080,000	19,200
ProShares Ultra VIX Short-Term Futures, February Strike Price $15, Expires 2/17/23	6,000	9,000,000	138,000
			157,200

Total Purchased Options (Cost $555,718)			157,200

Total Investments – 101.9%
(Cost $116,800,950)			$115,265,296
Liabilities in Excess of Other Assets – (1.9)%			(2,182,909)
Net Assets – 100.0%			$113,082,387

(a)	Securities with an aggregate market value of $40,568,963 have been pledged as collateral for options as of December 31, 2022.
(b)	Security, or a portion thereof, in the amount of $11,047,001 has been pledged as collateral for reverse repurchase agreements as of December 31, 2022. See note 5 for additional information
(c)	Represents a zero coupon bond. Rate shown reflects the effective yield.

At December 31, 2022, open futures contracts were as follows:

				Value/
				Unrealized
	Number of	Notional	Expiration	Appreciation
	Contracts	Value	Date	(Depreciation)
Short position contracts:
CBOE VIX Future	(989)	$(22,844,021)	1/18/23	$1,460,682
CBOE VIX Future	(188)	(4,614,516)	2/15/23	(18,262)
Total net unrealized appreciation				$1,442,420

See Notes to Financial Statements.

Simplify Volatility Premium ETF

Consolidated Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

Summary of Investment Type

% of
Industry	Net Assets
U.S. Government Obligations	58.4%
U.S. Treasury Bills	43.4%
Purchased Options	0.1%
Total Investments	101.9%
Liabilities in Excess of Other Assets	(1.9)%
Net Assets	100.0%

At December 31, 2022, open reverse repurchase agreements were as follows:

					Payable for
					Reverse
		Trade	Maturity	Face	Repurchase
Counterparty	Interest Rate	Date	Date	Amount	Agreements
Morgan Stanley Capital Services LLC	4.46%	12/30/2022	1/3/2023	$11,047,001	$11,048,370
				$11,047,001	$11,048,370

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Assets and Liabilities

December 31, 2022 (Unaudited)

	Simplify Aggregate Bond PLUS Credit Hedge ETF	Simplify Developed Ex-US PLUS Downside Convexity ETF	Simplify Emerging Markets Equity PLUS Downside Convexity ETF	Simplify Enhanced Income ETF
Assets
Investments in unaffiliated securities, at value	$1,525,653	$22,058,567	$4,797,903	$2,490,604
Investments in affiliated securities, at value	31,508	-	-	-
Cash	119,701	-	-	24,262
Unrealized appreciation on over the counter swaps	2,145	-	-	-
Receivables:
Investment adviser	362	4,528	1,046	-
Dividends	282	180	-	-
Interest	-	-	80	-
Capital shares	-	459,871	-	-
Securities sold	-	21,721	-	-
Total assets	1,679,651	22,544,867	4,799,029	2,514,866

Liabilities
Unrealized depreciation on over the counter swaps	2,747	-	-	-
Payables:
Investment advisory fees	725	9,055	2,091	932
Securities purchased	-	460,850	-	-
Written options	-	-	-	10,395
Other accrued expenses	30	1,309	456	805
Total liabilities	3,502	471,214	2,547	12,132
Net Assets	$1,676,149	$22,073,653	$4,796,482	$2,502,734

Net Assets Consist of
Paid-in capital	$1,900,282	$28,516,019	$6,968,763	$2,503,731
Distributable earnings (loss)	(224,133)	(6,442,366)	(2,172,281)	(997)
Net Assets	$1,676,149	$22,073,653	$4,796,482	$2,502,734
Number of Common Shares outstanding	75,001	1,200,001	275,001	100,001
Net Asset Value, offering and redemption price per share	$22.35	$18.39	$17.44	$25.03
Investments, at cost	$1,634,508	$24,809,510	$5,763,667	$2,489,984
Investments in affiliated securities, at cost	$22,453	$-	$-	$-
Premiums received	$-	$-	$-	$13,222

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Assets and Liabilities (Continued)

December 31, 2022 (Unaudited)

	Simplify Health Care ETF	Simplify Hedged Equity ETF	Simplify High Yield PLUS Credit Hedge ETF	Simplify Interest Rate Hedge ETF
Assets
Investments, at value	$57,901,928	$89,953,423	$35,576,531	$370,720,048
Cash	-	-	3,055,439	15,664,316
Unrealized appreciation on over the counter swaps	-	-	110,062	1,258
Receivables:
Dividends	23,919	1,083	12,858	-
Interest	-	-	-	1,449,700
Capital shares	-	1,125,996	-	-
Due from broker	-	-	1,842,433	24,296
Securities sold	-	17,030,683	-	-
Investment adviser	-	-	9,187	-
Total assets	57,925,847	108,111,185	40,606,510	387,859,618

Liabilities
Due to broker	-	-	28,286	-
Unrealized depreciation on over the counter swaps	-	-	968,585	-
Payables:
Investment advisory fees	23,103	44,426	18,373	149,799
Capital shares	-	16,889,936	-	-
Securities purchased	-	1,272,688	-	-
Written options	-	921,360	-	-
Other accrued expenses	-	27,274	272	-
Total liabilities	23,103	19,155,684	1,015,516	149,799
Net Assets	$57,902,744	$88,955,501	$39,590,994	$387,709,819

Net Assets Consist of
Paid-in capital	$61,731,449	$93,948,629	$44,910,687	$262,253,320
Distributable earnings (loss)	(3,828,705)	(4,993,128)	(5,319,693)	125,456,499
Net Assets	$57,902,744	$88,955,501	$39,590,994	$387,709,819
Number of Common Shares outstanding	2,175,001	3,950,001	1,850,001	5,375,001
Net Asset Value, offering and redemption price per share	$26.62	$22.52	$21.40	$72.13
Investments, at cost	$59,659,338	$95,813,771	$35,579,237	$244,829,803
Premiums received	$-	$2,596,452	$-	$-

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Assets and Liabilities (Continued)

December 31, 2022 (Unaudited)

	Simplify Intermediate Term Treasury Futures Strategy ETF	Simplify Nasdaq 100 PLUS Convexity ETF	Simplify Nasdaq 100 PLUS Downside Convexity ETF	Simplify Short Term Treasury Futures Strategy ETF
Assets
Investments, at value	$35,748,499	$3,566,189	$6,306,894	$59,724,910
Cash	-	-	401	799,048
Deposit at Broker for Futures Contracts	14,900,000	-	-	380,000
Receivables:
Investment adviser	3,094	851	1,673	3,097
Interest	1,168	8	17	-
Capital shares	-	-	-	1,240,710
Securities sold	-	7,129	6,338	-
Total assets	50,652,761	3,574,177	6,315,323	62,147,765

Liabilities
Due to custodian	-	822	-	-
Due to broker	15,935,155	-	-	724,844
Payables:
Investment advisory fees	7,725	1,702	3,346	7,748
Other accrued expenses	-	276	1,092	23
Total liabilities	15,942,880	2,800	4,438	732,615
Net Assets	$34,709,881	$3,571,377	$6,310,885	$61,415,150

Net Assets Consist of
Paid-in capital	$52,536,338	$6,539,271	$13,769,174	$62,086,575
Distributable earnings (loss)	(17,826,457)	(2,967,894)	(7,458,289)	(671,425)
Net Assets	$34,709,881	$3,571,377	$6,310,885	$61,415,150
Number of Common Shares outstanding	2,275,001	175,001	325,001	2,475,001
Net Asset Value, offering and redemption price per share	$15.26	$20.41	$19.42	$24.81
Investments, at cost	$35,749,445	$5,277,667	$9,096,401	$59,722,804

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Assets and Liabilities (Continued)

December 31, 2022 (Unaudited)

	Simplify Stable Income ETF	Simplify Tail Risk Strategy ETF	Simplify US Equity PLUS Convexity ETF	Simplify US Equity PLUS Downside Convexity ETF
Assets
Investments in unaffiliated securities, at value	$3,099,963	$223,570	$76,888,102	$238,886,935
Investments in affiliated securities, at value	-	23,470,538	-	-
Cash	34,149	-	-	-
Receivables:
Interest	-	435	536	-
Dividends	-	-	-	43,949
Capital shares	-	-	1,271,959	8,487,235
Due from broker	-	4,122	12,266	31,691
Securities sold	-	1,224,785	-	6,691,174
Investment adviser	-	52,712	15,428	58,591
Total assets	3,134,112	24,976,162	78,188,291	254,199,575

Liabilities
Due to custodian	-	45,421	5	26
Payables:
Written options	2,310	-	4,220	-
Investment advisory fees	932	18,759	30,856	117,182
Capital shares	-	1,174,487	-	5,465,004
Securities purchased	-	-	1,265,913	9,702,680
Other accrued expenses	193	9,768	3,678	62,026
Total liabilities	3,435	1,248,435	1,304,672	15,346,918
Net Assets	$3,130,677	$23,727,727	$76,883,619	$238,852,657

Net Assets Consist of
Paid-in capital	$3,130,183	$67,586,856	$90,326,950	$343,101,219
Distributable earnings (loss)	494	(43,859,129)	(13,443,331)	(104,248,562)
Net Assets	$3,130,677	$23,727,727	$76,883,619	$238,852,657
Number of Common Shares outstanding	125,001	2,025,001	3,029,000	9,850,001
Net Asset Value, offering and redemption price per share	$25.05	$11.72	$25.38	$24.25
Investments, at cost	$3,099,115	$241,879	$83,802,621	$278,871,932
Investments in affiliated securities, at cost	$-	$23,155,607	$-	$-
Premiums received	$2,918	$-	$146,039	$-

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Assets and Liabilities (Continued)

December 31, 2022 (Unaudited)

	Simplify US Equity PLUS GBTC ETF	Simplify US Equity PLUS Upside Convexity ETF	Simplify US Small Cap PLUS Downside Convexity ETF	Simplify Volt Cloud and Cybersecurity Disruption ETF
Assets
Investments, at value	$44,917,023	$10,509,762	$2,356,651	$3,824,018
Deposit at Broker for Futures Contracts	2,752,421	-	-	-
Receivables:
Securities sold	1,298,042	-	2,370	-
Interest	3,537	63	31	-
Dividends	-	-	-	643
Investment adviser	-	2,704	595	-
Total assets	48,971,023	10,512,529	2,359,647	3,824,661

Liabilities
Due to custodian	-	4	-	10
Due to broker	1,323,727	-	-	-
Payables:
Securities purchased	1,739,769	-	-	-
Investment advisory fees	19,910	5,409	1,191	3,373
Variation margin on futures contracts	10,972	-	-	-
Distributions payable	30	-	-	-
Written options	-	1,595	-	-
Other accrued expenses	-	-	166	44
Total liabilities	3,094,408	7,008	1,357	3,427
Net Assets	$45,876,615	$10,505,521	$2,358,290	$3,821,234

Net Assets Consist of
Paid-in capital	$65,078,949	$12,869,173	$3,165,787	$14,977,526
Distributable earnings (loss)	(19,202,334)	(2,363,652)	(807,497)	(11,156,292)
Net Assets	$45,876,615	$10,505,521	$2,358,290	$3,821,234
Number of Common Shares outstanding	2,275,001	400,001	125,001	825,316
Net Asset Value, offering and redemption price per share	$20.17	$26.26	$18.87	$4.63
Investments, at cost	$57,701,053	$12,331,115	$2,749,845	$4,674,272
Premiums received	$-	$64,515	$-	$-

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Assets and Liabilities (Continued)

December 31, 2022 (Unaudited)

Simplify Volt RoboCar Disruption and Tech ETF
Assets
Investments, at value	$2,548,809
Cash	460
Receivables:
Dividends	2,083
Total assets	2,551,352

Liabilities
Payables:
Investment advisory fees	2,260
Other accrued expenses	28
Total liabilities	2,288
Net Assets	$2,549,064

Net Assets Consist of
Paid-in capital	$8,357,168
Distributable earnings (loss)	(5,808,104)
Net Assets	$2,549,064
Number of Common Shares outstanding	425,420
Net Asset Value, offering and redemption price per share	$5.99
Investments, at cost	$3,089,788

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Consolidated Statements of Assets and Liabilities

December 31, 2022 (Unaudited)

	Simplify Bitcoin Strategy PLUS Income ETF	Simplify Macro Strategy ETF	Simplify Managed Futures Strategy ETF	Simplify Volatility Premium ETF
Assets
Investments in unaffiliated securities, at value	$13,994,534	$3,539,921	$130,478,899	$115,265,296
Investments in affiliated securities, at value	-	17,745,837	-	-
Cash	268,636	458,160	7,531,522	14,767,015
Deposit at Broker for Futures Contracts	3,413,951	-	20,351,768	4,716,512
Receivables:
Securities sold	13,476,498	-	120,995	14,968
Due from broker	75,084	-	-	-
Other income	2,584	-	-	-
Interest	1,557	3,459	6,842	77,092
Variation margin on futures contracts	-	-	44,497	201,958
Capital shares	-	-	-	2,592,728
Investment adviser	-	24,317	-	-
Total assets	31,232,844	21,771,694	158,534,523	137,635,569

Liabilities
Payables:
Reverse repurchase agreement	26,949,322	-	-	11,047,001
Written options	11,550	154,620	-	-
Investment advisory fees	3,223	13,603	121,115	46,983
Interest on reverse repurchase agreement	1,669	-	-	1,369
Securities purchased	-	-	-	13,442,861
Variation margin on futures contracts	-	-	165,492	-
Distributions payable	-	-	22,135	-
Other accrued expenses	1,153	-	-	14,968
Total liabilities	26,966,917	168,223	308,742	24,553,182
Net Assets	$4,265,927	$21,603,471	$158,225,781	$113,082,387

Net Assets Consist of
Paid-in capital	$5,126,936	$22,836,201	$178,104,629	$117,454,815
Distributable earnings (loss)	(861,009)	(1,232,730)	(19,878,848)	(4,372,428)
Net Assets	$4,265,927	$21,603,471	$158,225,781	$113,082,387
Number of Common Shares outstanding	410,001	925,001	6,025,001	5,175,001
Net Asset Value, offering and redemption price per share	$10.40	$23.36	$26.26	$21.85
Investments, at cost	$13,995,005	$3,983,861	$130,501,266	$116,800,950
Investments in affiliated securities, at cost	$-	$18,487,125	$-	$-
Premiums received	$14,591	$299,910	$-	$-

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Operations

For the Six Months Ended December 31, 2022 (Unaudited)

	Simplify Aggregate Bond PLUS Credit Hedge ETF	Simplify Developed Ex-US PLUS Downside Convexity ETF	Simplify Emerging Markets Equity PLUS Downside Convexity ETF	Simplify Enhanced Income ETF(1)
Investment Income
Unaffiliated dividend income	$26,645	$112,627	$67,718	$-
Affiliated dividend income	256	-	-	-
Interest income	-	-	-	14,205
Total income	26,901	112,627	67,718	14,205

Expenses
Investment advisory fees	4,849	52,529	17,236	1,837
Interest expense	86	5,877	2,207	1,455
Other expenses	93	126	142	20
Total expenses	5,028	58,532	19,585	3,312
Less fees waived (see Note 6):
Waiver	(2,454)	(26,287)	(8,650)	-
Net expenses	2,574	32,245	10,935	3,312
Net investment income (loss)	24,327	80,382	56,783	10,893

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(157,200)	(3,744,819)	(1,463,666)	(1,576)
Affiliated investments	5,215	-	-	-
In-kind redemptions	(55,478)	(28,520)	-	-
Affiliated in-kind redemptions	8,832	-	-	-
Swaps	9,467	-	-	-
Written options	70,019	1,639,408	576,515	1,779
Net realized gain (loss)	(119,145)	(2,133,931)	(887,151)	203
Net change in unrealized appreciation (depreciation) on:
Investments	(29,250)	1,041,404	(32,066)	620
Affiliated investments	3,307	-	-	-
Swaps	(5,839)	-	-	-
Written options	(318)	-	-	2,827
Net unrealized gain (loss)	(32,100)	1,041,404	(32,066)	3,447
Net realized and unrealized gain (loss)	(151,245)	(1,092,527)	(919,217)	3,650
Net Increase (Decrease) in Net Assets Resulting from Operations	$(126,918)	$(1,012,145)	$(862,434)	$14,543

(1)	For the period October 28, 2022 (commencement of operations) through December 31, 2022.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Operations (Continued)

For the Six Months Ended December 31, 2022 (Unaudited)

	Simplify Health Care ETF	Simplify Hedged Equity ETF	Simplify High Yield PLUS Credit Hedge ETF	Simplify Interest Rate Hedge ETF
Investment Income
Dividend income	$214,261	$814,199	$1,604	$-
Interest income	-	-	545,270	3,192,130
Total income	214,261	814,199	546,874	3,192,130

Expenses
Investment advisory fees	121,049	198,966	118,794	852,985
Interest expense	5	105,929	4,032	27
Other expenses	44	199	278	58
Total expenses	121,098	305,094	123,104	853,070
Less fees waived (see Note 6):
Waiver	-	-	(59,406)	-
Net expenses	121,098	305,094	63,698	853,070
Net investment income (loss)	93,163	509,105	483,176	2,339,060

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	91,943	(3,942,176)	(1,989,342)	3,567,417
In-kind redemptions	604,352	1,397,708	-	-
Swaps	-	-	1,095,614	-
Written options	-	2,913,713	1,318,618	-
Net realized gain (loss)	696,295	369,245	424,890	3,567,417
Net change in unrealized appreciation (depreciation) on:
Investments	1,414,503	(1,134,953)	465	74,317,137
Swaps	-	-	(724,414)	529
Written options	-	1,157,243	(15,674)	-
Net unrealized gain (loss)	1,414,503	22,290	(739,623)	74,317,666
Net realized and unrealized gain (loss)	2,110,798	391,535	(314,733)	77,885,083
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,203,961	$900,640	$168,443	$80,224,143

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Operations (Continued)

For the Six Months Ended December 31, 2022 (Unaudited)

	Simplify Intermediate Term Treasury Futures Strategy ETF	Simplify Nasdaq 100 PLUS Convexity ETF	Simplify Nasdaq 100 PLUS Downside Convexity ETF	Simplify Short Term Treasury Futures Strategy ETF(1)
Investment Income
Dividend income	$51,584	$18,116	$56,454	$-
Interest income	400,681	-	-	137,361
Total income	452,265	18,116	56,454	137,361

Expenses
Investment advisory fees	52,813	12,273	38,511	9,245
Interest expense	5,361	1,432	6,277	23
Other expenses	58	200	225	-
Total expenses	58,232	13,905	45,013	9,268
Less fees waived (see Note 6):
Waiver	(21,195)	(6,196)	(19,314)	(3,696)
Net expenses	37,037	7,709	25,699	5,572
Net investment income (loss)	415,228	10,407	30,755	131,789

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(9,484)	(765,626)	(3,315,046)	-
In-kind redemptions	-	-	(2,651,576)	-
Affiliated in-kind redemptions	-	(395,381)	-	-
Futures	(7,030,586)	-	-	(152,142)
Written options	-	270,483	1,911,770	-
Net realized gain (loss)	(7,040,070)	(890,524)	(4,054,852)	(152,142)
Net change in unrealized appreciation (depreciation) on:
Investments	769	453,948	2,268,900	2,106
Futures	362,005	-	-	(572,702)
Net unrealized gain (loss)	362,774	453,948	2,268,900	(570,596)
Net realized and unrealized gain (loss)	(6,677,296)	(436,576)	(1,785,952)	(722,738)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(6,262,068)	$(426,169)	$(1,755,197)	$(590,949)

(1)	For the period November 15, 2022 (commencement of operations) through December 31, 2022.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Operations (Continued)

For the Six Months Ended December 31, 2022 (Unaudited)

	Simplify Stable Income ETF(1)	Simplify Tail Risk Strategy ETF	Simplify US Equity PLUS Convexity ETF	Simplify US Equity PLUS Downside Convexity ETF
Investment Income
Unaffiliated dividend income	$-	$19,194	$547,940	$3,317,361
Affiliated dividend income	-	2,509,860	-	-
Interest income	19,175	-	-	-
Total income	19,175	2,529,054	547,940	3,317,361

Expenses
Investment advisory fees	1,701	247,775	146,511	991,789
Interest expense	356	62,944	19,445	317,854
Other expenses	30	168	78	213
Total expenses	2,087	310,887	166,034	1,309,856
Less fees waived (see Note 6):
Waiver	-	(165,503)	(73,345)	(496,206)
Net expenses	2,087	145,384	92,689	813,650
Net investment income (loss)	17,088	2,383,670	455,251	2,503,711

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(464)	(70,130,157)	(6,842,548)	(93,103,568)
Affiliated investments	-	(3,239,071)	-	-
In-kind redemptions	-	1,814	(735,922)	(11,975,385)
Affiliated in-kind redemptions	-	816,014	-	-
Written options	764	42,924,987	2,697,739	51,934,052
Net realized gain (loss)	300	(29,626,413)	(4,880,731)	(53,144,901)
Net change in unrealized appreciation (depreciation) on:
Investments	848	(3,873,860)	1,557,288	21,564,624
Affiliated investments	-	1,307,527	-	-
Written options	608	-	141,819	-
Net unrealized gain (loss)	1,456	(2,566,333)	1,699,107	21,564,624
Net realized and unrealized gain (loss)	1,756	(32,192,746)	(3,181,624)	(31,580,277)
Net Increase (Decrease) in Net Assets Resulting from Operations	$18,844	$(29,809,076)	$(2,726,373)	$(29,076,566)

(1)	For the period October 28, 2022 (commencement of operations) through December 31, 2022.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Operations (Continued)

For the Six Months Ended December 31, 2022 (Unaudited)

	Simplify US Equity PLUS GBTC ETF	Simplify US Equity PLUS Upside Convexity ETF	Simplify US Small Cap PLUS Downside Convexity ETF	Simplify Volt Cloud and Cybersecurity Disruption ETF
Investment Income
Dividend income*	$393,880	$122,249	$24,838	$12,981

Expenses
Investment advisory fees	136,492	31,890	7,390	26,863
Interest expense	2,469	335	865	664
Other expenses	58	58	121	266
Total expenses	139,019	32,283	8,376	27,793
Less fees waived (see Note 6):
Waiver	-	(16,003)	(3,726)	-
Net expenses	139,019	16,280	4,650	27,793
Net investment income (loss)	254,861	105,969	20,188	(14,812)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(265,957)	(491,738)	(473,080)	(2,759,495)
In-kind redemptions	(2,665,545)	96,514	(69,508)	-
Futures	446,738	-	-	-
Written options	-	113,042	194,895	325,639
Net realized gain (loss)	(2,484,764)	(282,182)	(347,693)	(2,433,856)
Net change in unrealized appreciation (depreciation) on:
Investments	3,593,090	68,603	151,460	204,148
Futures	(193,405)	-	-	-
Written options	-	62,920	-	-
Net unrealized gain (loss)	3,399,685	131,523	151,460	204,148
Net realized and unrealized gain (loss)	914,921	(150,659)	(196,233)	(2,229,708)
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,169,782	$(44,690)	$(176,045)	$(2,244,520)

* Withholding tax.	$-	$-	$-	$171

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Operations (Continued)

For the Six Months Ended December 31, 2022 (Unaudited)

Simplify Volt RoboCar Disruption and Tech ETF
Investment Income
Dividend income*	$20,577

Expenses
Investment advisory fees	18,118
Interest expense	980
Other expenses	380
Total expenses	19,478
Net investment income (loss)	1,099

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(7,279,119)
In-kind redemptions	5,613
Written options	6,027,523
Net realized gain (loss)	(1,245,983)
Net change in unrealized appreciation (depreciation) on:
Investments	(136,120)
Net unrealized gain (loss)	(136,120)
Net realized and unrealized gain (loss)	(1,382,103)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,381,004)

* Withholding tax	$514

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Consolidated Statements of Operations

For the Six Months Ended December 31, 2022 (Unaudited)

	Simplify Bitcoin Strategy PLUS Income ETF(1)	Simplify Macro Strategy ETF	Simplify Managed Futures Strategy ETF	Simplify Volatility Premium ETF
Investment Income
Affiliated dividend income	$-	$724,054	$-	$-
Interest income	130,125	10,265	1,884,898	1,742,937
Total income	130,125	734,319	1,884,898	1,742,937

Expenses
Investment advisory fees	9,659	64,109	514,345	275,430
Interest on reverse repurchase agreement	111,291	-	-	487,336
Interest expense	4,146	1,540	7,128	252,218
Other expenses	1,157	110	30	93
Total expenses	126,253	65,759	521,503	1,015,077
Less fees waived (see Note 6):
Waiver	-	(29,918)	-	-
Net expenses	126,253	35,841	521,503	1,015,077
Net investment income (loss)	3,872	698,478	1,363,395	727,860

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	88,264	(257,484)	(14,046)	(3,734,131)
Affiliated investments	-	(347,888)	-	-
In-kind redemptions	-	8,150	-	-
Affiliated in-kind redemptions	-	105,350	-	-
Futures	(807,688)	-	(16,836,768)	9,540,966
Written options	59,470	174,630	-	-
Foreign currency transactions	-	-	58,244	-
Capital gain distributions from affiliated funds	-	104,844	-	-
Net realized gain (loss)	(659,954)	(212,398)	(16,792,570)	5,806,835
Net change in unrealized appreciation (depreciation) on:
Investments	(471)	(104,602)	(14,773)	(377,849)
Affiliated investments	-	(719,318)	-	-
Foreign currency translations	-	-	51,319	-
Futures	(18,823)	-	4,583,306	1,907,625
Written options	3,041	133,699	-	-
Net unrealized gain (loss)	(16,253)	(690,221)	4,619,852	1,529,776
Net realized and unrealized gain (loss)	(676,207)	(902,619)	(12,172,718)	7,336,611
Net Increase (Decrease) in Net Assets Resulting from Operations	$(672,335)	$(204,141)	$(10,809,323)	$8,064,471

(1)	For the period September 30, 2022 (commencement of operations) through December 31, 2022.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Changes in Net Assets

	Simplify Aggregate Bond PLUS Credit Hedge ETF		Simplify Developed Ex-US PLUS Downside Convexity ETF
	For the Six Months Ended December 31, 2022 (Unaudited)	For the period February 15, 2022(1) to June 30, 2022	For the Six Months Ended December 31, 2022 (Unaudited)	For the period January 11, 2022(1) to June 30, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$24,327	$6,406	$80,382	$383,738
Net realized gain (loss)	(119,145)	871	(2,133,931)	(1,963,909)
Net change in net unrealized appreciation (depreciation)	(32,100)	(68,334)	1,041,404	(3,792,347)
Net increase (decrease) in net assets resulting from operations	(126,918)	(61,057)	(1,012,145)	(5,372,518)

Distributions	(29,389)	(6,769)	(85,704)	(383,771)

Fund Shares Transactions
Proceeds from shares sold	2,343,488	1,250,025	9,152,437	46,645,061
Value of shares redeemed	(1,693,231)	-	(5,721,784)	(21,147,923)
Net increase (decrease) in net assets resulting from fund share transactions	650,257	1,250,025	3,430,653	25,497,138
Total net increase (decrease) in Net Assets	493,950	1,182,199	2,332,804	19,740,849

Net Assets
Beginning of period	1,182,199	-	19,740,849	-
End of period	$1,676,149	$1,182,199	$22,073,653	$19,740,849

Changes in Shares Outstanding
Shares outstanding, beginning of period	50,001	-	1,025,001	-
Shares sold	100,000	50,001 (2)	500,000	2,000,001 (2)
Shares redeemed	(75,000)	-	(325,000)	(975,000)
Shares outstanding, end of period	75,001	50,001	1,200,001	1,025,001

(1)	Commencement of operations.
(2)	Shares not in increment of 25,000 shares, a creation unit, represent the Adviser’s initial seed investment in connection with the commencement of operations.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Changes in Net Assets (Continued)

	Simplify Emerging Markets Equity PLUS Downside Convexity ETF		Simplify Enhanced Income ETF	Simplify Health Care ETF
	For the Six Months Ended December 31, 2022 (Unaudited)	For the period January 11, 2022(1) to June 30, 2022	For the period October 28, 2022(1) to December 31, 2022 (Unaudited)	For the Six Months Ended December 31, 2022 (Unaudited)	For the period October 8, 2021(1) to June 30, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$56,783	$84,736	$10,893	$93,163	$95,372
Net realized gain (loss)	(887,151)	(317,361)	203	696,295	(3,890,791)
Net change in net unrealized appreciation (depreciation)	(32,066)	(933,698)	3,447	1,414,503	(3,171,913)
Net increase (decrease) in net assets resulting from operations	(862,434)	(1,166,323)	14,543	2,203,961	(6,967,332)

Distributions	(58,793)	(84,731)	(15,540)	(100,132)	(85,814)

Fund Shares Transactions
Proceeds from shares sold	479,174	8,712,687	3,130,660	58,057,109	105,564,777
Value of shares redeemed	(2,223,098)	-	(626,929)	(36,062,320)	(64,707,505)
Net increase (decrease) in net assets resulting from fund share transactions	(1,743,924)	8,712,687	2,503,731	21,994,789	40,857,272
Total net increase (decrease) in Net Assets	(2,665,151)	7,461,633	2,502,734	24,098,618	33,804,126

Net Assets
Beginning of period	7,461,633	-	-	33,804,126	-
End of period	$4,796,482	$7,461,633	$2,502,734	$57,902,744	$33,804,126

Changes in Shares Outstanding
Shares outstanding, beginning of period	375,001	-	-	1,375,001	-
Shares sold	25,000	375,001 (2)	125,001 (2)	2,250,000	3,925,001 (2)
Shares redeemed	(125,000)	-	(25,000)	(1,450,000)	(2,550,000)
Shares outstanding, end of period	275,001	375,001	100,001	2,175,001	1,375,001

(1)	Commencement of operations.
(2)	Shares not in increment of 25,000 shares, a creation unit, represent the Adviser’s initial seed investment in connection with the commencement of operations.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Changes in Net Assets (Continued)

	Simplify Hedged Equity ETF		Simplify High Yield PLUS Credit Hedge ETF
	For the Six Months Ended December 31, 2022 (Unaudited)	For the period November 2, 2021(1) to June 30, 2022	For the Six Months Ended December 31, 2022 (Unaudited)	For the period February 15, 2022(1) to June 30, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$509,105	$163,070	$483,176	$13,092
Net realized gain (loss)	369,245	2,079,317	424,890	(2,573,020)
Net change in net unrealized appreciation (depreciation)	22,290	(4,207,546)	(739,623)	(117,592)
Net increase (decrease) in net assets resulting from operations	900,640	(1,965,159)	168,443	(2,677,520)

Distributions to Shareholders from:
Distributions	(3,756,968)	(163,205)	(2,542,929)	(267,687)
Return of capital	-	-	-	(128,698)
Total distributions	(3,756,968)	(163,205)	(2,542,929)	(396,385)

Fund Shares Transactions
Proceeds from shares sold	89,529,501	40,756,521	32,076,064	35,417,121
Variable transaction fees (see Note 8)	-	-	-	11,467
Value of shares redeemed	(35,080,911)	(1,264,918)	(20,120,959)	(2,344,308)
Net increase (decrease) in net assets resulting from fund share transactions	54,448,590	39,491,603	11,955,105	33,084,280
Total net increase (decrease) in Net Assets	51,592,262	37,363,239	9,580,619	30,010,375

Net Assets
Beginning of period	37,363,239	-	30,010,375	-
End of period	$88,955,501	$37,363,239	$39,590,994	$30,010,375

Changes in Shares Outstanding
Shares outstanding, beginning of period	1,625,001	-	1,350,001	-
Shares sold	3,850,000	1,675,001 (2)	1,400,000	1,450,001 (2)
Shares redeemed	(1,525,000)	(50,000)	(900,000)	(100,000)
Shares outstanding, end of period	3,950,001	1,625,001	1,850,001	1,350,001

(1)	Commencement of operations.
(2)	Shares not in increment of 25,000 shares, a creation unit, represent the Adviser’s initial seed investment in connection with the commencement of operations.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Changes in Net Assets (Continued)

	Simplify Interest Rate Hedge ETF		Simplify Intermediate Term Treasury Futures Strategy ETF
	For the Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	For the Six Months Ended December 31, 2022 (Unaudited)	For the period September 28, 2021(1) to June 30, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$2,339,060	$84,026	$415,228	$211,551
Net realized gain (loss)	3,567,417	(4,002,256)	(7,040,070)	(10,837,774)
Net change in net unrealized appreciation (depreciation)	74,317,666	63,416,182	362,774	(1,130,315)
Net increase (decrease) in net assets resulting from operations	80,224,143	59,497,952	(6,262,068)	(11,756,538)

Distributions	(2,379,977)	(40,085)	(604,704)	(204,525)

Fund Shares Transactions
Proceeds from shares sold	12,768,412	179,625,840	23,761,596	91,225,507
Variable transaction fees (see Note 8)	217,009	2,721,271	-	-
Value of shares redeemed	(5,096,512)	(2,688,355)	(22,399,123)	(39,050,264)
Net increase (decrease) in net assets resulting from fund share transactions	7,888,909	179,658,756	1,362,473	52,175,243
Total net increase (decrease) in Net Assets	85,733,075	239,116,623	(5,504,299)	40,214,180

Net Assets
Beginning of period	301,976,744	62,860,121	40,214,180	-
End of period	$387,709,819	$301,976,744	$34,709,881	$40,214,180

Changes in Shares Outstanding
Shares outstanding, beginning of period	5,275,001	1,550,001	2,200,001	-
Shares sold	175,000	3,775,000	1,350,000	4,350,001 (2)
Shares redeemed	(75,000)	(50,000)	(1,275,000)	(2,150,000)
Shares outstanding, end of period	5,375,001	5,275,001	2,275,001	2,200,001

(1)	Commencement of operations.
(2)	Shares not in increment of 25,000 shares, a creation unit, represent the Adviser’s initial seed investment in connection with the commencement of operations.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Changes in Net Assets (Continued)

	Simplify Nasdaq 100 PLUS Convexity ETF		Simplify Nasdaq 100 PLUS Downside Convexity ETF		Simplify Short Term Treasury Futures Strategy ETF
	For the Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	For the Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	For the period November 15, 2022(1) to December 31, 2022 (Unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$10,407	$31,939	$30,755	$50,452	$131,789
Net realized gain (loss)	(890,524)	(608,401)	(4,054,852)	(578,591)	(152,142)
Net change in net unrealized appreciation (depreciation)	453,948	(2,562,120)	2,268,900	(5,298,970)	(570,596)
Net increase (decrease) in net assets resulting from operations	(426,169)	(3,138,582)	(1,755,197)	(5,827,109)	(590,949)

Distributions to Shareholders from:
Distributions	(12,418)	(31,936)	(34,471)	(52,120)	(80,476)
Return of capital	-	(1,341)	-	-	-
Total distributions	(12,418)	(33,277)	(34,471)	(52,120)	(80,476)

Fund Shares Transactions
Proceeds from shares sold	-	14,665,501	4,789,539	28,215,202	62,086,575
Value of shares redeemed	(1,126,974)	(9,309,345)	(16,433,886)	(5,491,629)	-
Net increase (decrease) in net assets resulting from fund share transactions	(1,126,974)	5,356,156	(11,644,347)	22,723,573	62,086,575
Total net increase (decrease) in Net Assets	(1,565,561)	2,184,297	(13,434,015)	16,844,344	61,415,150

Net Assets
Beginning of period	5,136,938	2,952,641	19,744,900	2,900,556	-
End of period	$3,571,377	$5,136,938	$6,310,885	$19,744,900	$61,415,150

Changes in Shares Outstanding
Shares outstanding, beginning of period	225,001	100,001	875,001	100,001	-
Shares sold	-	450,000	200,000	975,000	2,475,001 (2)
Shares redeemed	(50,000)	(325,000)	(750,000)	(200,000)	-
Shares outstanding, end of period	175,001	225,001	325,001	875,001	2,475,001

(1)	Commencement of operations.
(2)	Shares not in increment of 25,000 shares, a creation unit, represent the Adviser’s initial seed investment in connection with the commencement of operations.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Changes in Net Assets (Continued)

	Simplify Stable Income ETF	Simplify Tail Risk Strategy ETF		Simplify US Equity PLUS Convexity ETF
	For the period October 28, 2022(1) to December 31, 2022 (Unaudited)	For the Six Months Ended December 31, 2022 (Unaudited)	For the period September 14, 2021(1) to June 30, 2022	For the Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$17,088	$2,383,670	$953,022	$455,251	$1,002,679
Net realized gain (loss)	300	(29,626,413)	(14,596,077)	(4,880,731)	4,127,886
Net change in net unrealized appreciation (depreciation)	1,456	(2,566,333)	2,862,955	1,699,107	(16,329,153)
Net increase (decrease) in net assets resulting from operations	18,844	(29,809,076)	(10,780,100)	(2,726,373)	(11,198,588)

Distributions to Shareholders from:
Distributions	(18,350)	(2,429,222)	(962,486)	(1,072)	(1,474,658)
Return of capital	-	-	(2,924,115)	-	-
Total distributions	(18,350)	(2,429,222)	(3,886,601)	(1,072)	(1,474,658)

Fund Shares Transactions
Proceeds from shares sold	3,130,183	22,872,881	128,006,147	45,833,016	40,488,427
Value of shares redeemed	-	(71,306,126)	(8,940,176)	(27,474,454)	(55,509,149)
Net increase (decrease) in net assets resulting from fund share transactions	3,130,183	(48,433,245)	119,065,971	18,358,562	(15,020,722)
Total net increase (decrease) in Net Assets	3,130,677	(80,671,543)	104,399,270	15,631,117	(27,693,968)

Net Assets
Beginning of period	-	104,399,270	-	61,252,502	88,946,470
End of period	$3,130,677	$23,727,727	$104,399,270	$76,883,619	$61,252,502

Changes in Shares Outstanding
Shares outstanding, beginning of period	-	5,225,001	-	2,304,000	2,904,000
Shares sold	125,001 (2)	1,400,000	5,650,001 (2)	1,750,000	1,250,000
Shares redeemed	-	(4,600,000)	(425,000)	(1,025,000)	(1,850,000)
Shares outstanding, end of period	125,001	2,025,001	5,225,001	3,029,000	2,304,000

(1)	Commencement of operations.
(2)	Shares not in increment of 25,000 shares, a creation unit, represent the Adviser’s initial seed investment in connection with the commencement of operations.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Changes in Net Assets (Continued)

	Simplify US Equity PLUS Downside Convexity ETF		Simplify US Equity PLUS GBTC ETF
	For the Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	For the Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$2,503,711	$4,492,888	$254,861	$723,650
Net realized gain (loss)	(53,144,901)	2,022,408	(2,484,764)	(1,939,170)
Net change in net unrealized appreciation (depreciation)	21,564,624	(77,003,767)	3,399,685	(17,674,515)
Net increase (decrease) in net assets resulting from operations	(29,076,566)	(70,488,471)	1,169,782	(18,890,035)

Distributions	(1,914,658)	(5,375,711)	-	(2,342,098)

Fund Shares Transactions
Proceeds from shares sold	81,145,001	424,502,655	-	14,440,227
Value of shares redeemed	(256,119,814)	(128,515,412)	(42,633,503)	(8,421,626)
Net increase (decrease) in net assets resulting from fund share transactions	(174,974,813)	295,987,243	(42,633,503)	6,018,601
Total net increase (decrease) in Net Assets	(205,966,037)	220,123,061	(41,463,721)	(15,213,532)

Net Assets
Beginning of period	444,818,694	224,695,633	87,340,336	102,553,868
End of period	$238,852,657	$444,818,694	$45,876,615	$87,340,336

Changes in Shares Outstanding
Shares outstanding, beginning of period	16,800,001	7,425,001	4,275,001	4,050,001
Shares sold	3,025,000	13,725,000	-	525,000
Shares redeemed	(9,975,000)	(4,350,000)	(2,000,000)	(300,000)
Shares outstanding, end of period	9,850,001	16,800,001	2,275,001	4,275,001

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Changes in Net Assets (Continued)

	Simplify US Equity PLUS Upside Convexity ETF		Simplify US Small Cap PLUS Downside Convexity ETF
	For the Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	For the Six Months Ended December 31, 2022 (Unaudited)	For the period January 11, 2022(1) to June 30, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$105,969	$152,276	$20,188	$11,708
Net realized gain (loss)	(282,182)	1,133,499	(347,693)	(68,370)
Net change in net unrealized appreciation (depreciation)	131,523	(3,048,045)	151,460	(544,654)
Net increase (decrease) in net assets resulting from operations	(44,690)	(1,762,270)	(176,045)	(601,316)

Distributions	(61,508)	(422,428)	(20,903)	(11,712)

Fund Shares Transactions
Proceeds from shares sold	3,357,979	12,148,895	1,007,896	4,815,280
Value of shares redeemed	(4,714,363)	(7,293,147)	(1,498,295)	(1,156,615)
Net increase (decrease) in net assets resulting from fund share transactions	(1,356,384)	4,855,748	(490,399)	3,658,665
Total net increase (decrease) in Net Assets	(1,462,582)	2,671,050	(687,347)	3,045,637

Net Assets
Beginning of period	11,968,103	9,297,053	3,045,637	-
End of period	$10,505,521	$11,968,103	$2,358,290	$3,045,637

Changes in Shares Outstanding
Shares outstanding, beginning of period	450,001	300,001	150,001	-
Shares sold	125,000	375,000	50,000	200,001 (2)
Shares redeemed	(175,000)	(225,000)	(75,000)	(50,000)
Shares outstanding, end of period	400,001	450,001	125,001	150,001

(1)	Commencement of operations.
(2)	Shares not in increment of 25,000 shares, a creation unit, represent the Adviser’s initial seed investment in connection with the commencement of operations.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Changes in Net Assets (Continued)

	Simplify Volt Cloud and Cybersecurity Disruption ETF		Simplify Volt RoboCar Disruption and Tech ETF
	For the Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	For the Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$(14,812)	$(91,193)	$1,099	$26,469
Net realized gain (loss)	(2,433,856)	(6,298,024)	(1,245,983)	(3,553,320)
Net change in net unrealized appreciation (depreciation)	204,148	(1,632,783)	(136,120)	(338,137)
Net increase (decrease) in net assets resulting from operations	(2,244,520)	(8,022,000)	(1,381,004)	(3,864,988)

Distributions to Shareholders from:
Distributions	-	(1,112,253)	-	(18,980)
Return of capital	-	-	-	(12,160)
Total distributions	-	(1,112,253)	-	(31,140)

Fund Shares Transactions
Proceeds from shares sold	-	13,031,808	-	8,809,599
Value of shares redeemed	(1,167,131)	(2,014,172)	(620,367)	(2,438,630)
Net increase (decrease) in net assets resulting from fund share transactions	(1,167,131)	11,017,636	(620,367)	6,370,969
Total net increase (decrease) in Net Assets	(3,411,651)	1,883,383	(2,001,371)	2,474,841

Net Assets
Beginning of period	7,232,885	5,349,502	4,550,435	2,075,594
End of period	$3,821,234	$7,232,885	$2,549,064	$4,550,435

Changes in Shares Outstanding
Shares outstanding, beginning of period	975,316	400,316	500,420	175,420
Shares sold	-	725,000	-	525,000
Shares redeemed	(150,000)	(150,000)	(75,000)	(200,000)
Shares outstanding, end of period	825,316	975,316	425,420	500,420

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Consolidated Statements of Changes in Net Assets

	Simplify Bitcoin Strategy PLUS Income ETF	Simplify Macro Strategy ETF
	For the period September 30, 2022(1) to December 31, 2022 (Unaudited)	For the Six Months Ended December 31, 2022 (Unaudited)	For the period May 17, 2022(1) to June 30, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$3,872	$698,478	$27,306
Net realized gain (loss)	(659,954)	(212,398)	(16,351)
Net change in net unrealized appreciation (depreciation)	(16,253)	(690,221)	(349,718)
Net increase (decrease) in net assets resulting from operations	(672,335)	(204,141)	(338,763)

Distributions	(188,674)	(686,808)	(2,773)

Fund Shares Transactions
Proceeds from shares sold	5,126,936	20,180,191	6,827,612
Value of shares redeemed	-	(4,171,847)	-
Net increase (decrease) in net assets resulting from fund share transactions	5,126,936	16,008,344	6,827,612
Total net increase (decrease) in Net Assets	4,265,927	15,117,395	6,486,076

Net Assets
Beginning of period	-	6,486,076	-
End of period	$4,265,927	$21,603,471	$6,486,076

Changes in Shares Outstanding
Shares outstanding, beginning of period	-	275,001	-
Shares sold	410,001 (2)	825,000	275,001 (2)
Shares redeemed	-	(175,000)	-
Shares outstanding, end of period	410,001	925,001	275,001

(1)	Commencement of operations.
(2)	Shares not in increment of 25,000 shares, a creation unit, represent the Adviser’s initial seed investment in connection with the commencement of operations.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Consolidated Statements of Changes in Net Assets (Continued)

	Simplify Managed Futures Strategy ETF		Simplify Volatility Premium ETF
	For the Six Months Ended December 31, 2022 (Unaudited)	For the period March 8, 2022(1) to June 30, 2022	For the Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,363,395	$(10,483)	$727,860	$74,299
Net realized gain (loss)	(16,792,570)	(153,846)	5,806,835	(5,287,825)
Net change in net unrealized appreciation (depreciation)	4,619,852	1,538,662	1,529,776	(2,206,484)
Net increase (decrease) in net assets resulting from operations	(10,809,323)	1,374,333	8,064,471	(7,420,010)

Distributions to Shareholders from:
Distributions	(10,277,132)	-	(9,819,596)	(123,628)
Return of capital	-	-	-	(11,320,688)
Total distributions	(10,277,132)	-	(9,819,596)	(11,444,316)

Fund Shares Transactions
Proceeds from shares sold	251,093,917	32,559,577	42,083,110	174,190,526
Value of shares redeemed	(100,418,185)	(5,297,406)	(26,510,754)	(70,918,163)
Net increase (decrease) in net assets resulting from fund share transactions	150,675,732	27,262,171	15,572,356	103,272,363
Total net increase (decrease) in Net Assets	129,589,277	28,636,504	13,817,231	84,408,037

Net Assets
Beginning of period	28,636,504	-	99,265,156	14,857,119
End of period	$158,225,781	$28,636,504	$113,082,387	$99,265,156

Changes in Shares Outstanding
Shares outstanding, beginning of period	1,050,001	-	4,475,001	550,001
Shares sold	8,650,000	1,250,001 (2)	1,925,000	6,875,000
Shares redeemed	(3,675,000)	(200,000)	(1,225,000)	(2,950,000)
Shares outstanding, end of period	6,025,001	1,050,001	5,175,001	4,475,001

(1)	Commencement of operations.
(2)	Shares not in increment of 25,000 shares, a creation unit, represent the Adviser’s initial seed investment in connection with the commencement of operations.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statement of Cash Flows

For the Six Months Ended December 31, 2022 (Unaudited)

Simplify Bitcoin Strategy PLUS Income ETF
Cash Flows Provided by (Used for) Operating Activities:
Net increase (decrease) in net assets resulting from operations	$(672,335)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by / (used for) operating activities:
Purchases of long-term investment securities	(4,648,781)
Net purchases and sales in short term investments	(13,850,089)
Net change in unrealized (appreciation) / depreciation on investments	471
Net change in unrealized (appreciation) / depreciation on written options	(3,041)
Net realized (gain) / loss from sales of investments	(88,264)
Net realized (gain) / loss from written options	(59,470)
Proceeds from sale of securities	4,795,168
Net amortization of premium / (discount)	(128,978)
(Increase) Decrease in dividends and interest receivable	(1,557)
(Increase) Decrease in securities sold receivable	(13,476,498)
(Increase) Decrease in other income	(2,584)
(Increase) Decrease in due from broker	(75,084)
Interest payable on reverse repurchase agreement	1,669
Increase (Decrease) in other accrued expenses	1,153
Increase (Decrease) in investment advisory fees payable	3,223
Net Cash Provided by / (Used for) Operating Activities	(28,204,997)
Cash Flows Provided by (Used for) from Financing Activities:
Shares Sold	5,126,936
Proceeds from reverse repurchase agreement	214,221,037
Payments made on reverse repurchase agreement	(187,271,715)
Distributions paid	(188,674)
Cash provided by (used for) financing activities	31,887,584
Net increase (decrease) in cash	3,682,587
Cash and Restricted Cash(2):
Cash and Restricted Cash, at beginning of period	-
Cash and Restricted Cash, at end of period	$3,682,587

(1)	For the period September 30, 2022 (commencement of operations) through December 31, 2022.
(2)	Cash and restricted cash include cash and cash held as collateral for futures.

Supplemental Disclosure of Cash Flow Information
Non-cash financing activities:
Cash paid for interest on reverse repurchase agreements	$109,622

Reconciliation of Restricted and Unrestricted Cash at the beginning of period to the Statements of Assets and Liabilities
Cash	$-
Deposit at broker for futures contracts	$-

Reconciliation of Restricted and Unrestricted Cash at the end of period to the Statements of Assets and Liabilities
Cash	$268,636
Deposit at broker for futures contracts	$3,413,951

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statement of Cash Flows

For the Six Months Ended December 31, 2022 (Unaudited)

Simplify
Volatility
Premium ETF
Cash Flows Provided by (Used for) Operating Activities:
Net increase (decrease) in net assets resulting from operations	$8,064,471
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by / (used for) operating activities:
Purchases of long-term investment securities	(84,170,430)
Net purchases and sales in short term investments	(50,608,528)
Net change in unrealized (appreciation) / depreciation on investments	377,849
Net realized (gain) / loss from sales of investments	3,734,131
Proceeds from sale of securities	112,051,836
Net amortization of premium / (discount)	(1,146,552)
(Increase) Decrease in dividends and interest receivable	36,916
Increase (Decrease) in variation margin on futures	(201,958)
(Increase) Decrease in securities sold receivable	(14,968)
Interest payable on reverse repurchase agreement	(9,918)
Increase (Decrease) in other accrued expenses	14,968
Increase (Decrease) in investment advisory fees payable	2,889
Increase (Decrease) securities purchased payable	13,442,861
Net Cash Provided by / (Used for) Operating Activities	1,573,567
Cash Flows Provided by (Used for) from Financing Activities:
Shares Sold	39,490,382
Shares redeemed	(26,510,754)
Proceeds from reverse repurchase agreement	247,784,501
Payments made on reverse repurchase agreement	(274,187,500)
Distributions paid	(9,819,596)
Cash provided by (used for) financing activities	(23,242,967)
Net increase (decrease) in cash	(21,669,400)
Cash and Restricted Cash(1):
Cash and Restricted Cash, at beginning of year	41,152,927
Cash and Restricted Cash, at end of period	$19,483,527

(1)	Cash and restricted cash include cash and cash held as collateral for futures.

Supplemental Disclosure of Cash Flow Information
Non-cash financing activities:
Cash paid for interest on reverse repurchase agreements	$485,967

Reconciliation of Restricted and Unrestricted Cash at the beginning of period to the Statements of Assets and Liabilities
Cash	$13,045,300
Deposit at broker for futures contracts	$28,107,627

Reconciliation of Restricted and Unrestricted Cash at the end of period to the Statements of Assets and Liabilities
Cash	$14,767,015
Deposit at broker for futures contracts	$4,716,512

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Financial Highlights

Simplify Aggregate Bond PLUS Credit Hedge ETF Selected Per Share Data	For the Six Months Ended December 31, 2022 (Unaudited)		Period Ended June 30, 2022(a)
Net Asset Value, beginning of period	$23.64		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.29		0.13
Net realized and unrealized gain (loss)	(1.24)		(1.35)
Total from investment operations	(0.95)		(1.22)
Less distributions from:
Net investment income	(0.34)		(0.14)
Total distributions	(0.34)		(0.14)
Net Asset Value, end of period	$22.35		$23.64
Total Return (%)	(4.06)	(c)	(4.89)	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$2		$1
Ratio of expenses before fee waiver (%)	0.52	(d)(e)(f)	0.50	(d)(f)
Ratio of expenses after fee waiver (%)	0.27	(d)(f)	0.25	(d)(f)
Ratio of net investment income (loss) (%)	2.51	(d)	1.43	(d)
Portfolio turnover rate (%)(g)	47	(c)	14	(c)

Simplify Developed Ex-US PLUS Downside Convexity ETF Selected Per Share Data	For the Six Months Ended December 31, 2022 (Unaudited)		Period Ended June 30, 2022(h)
Net Asset Value, beginning of period	$19.26		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.07		0.31
Net realized and unrealized gain (loss)	(0.87)		(5.68)
Total from investment operations	(0.80)		(5.37)
Less distributions from:
Net investment income	(0.07)		(0.37)
Total distributions	(0.07)		(0.37)
Net Asset Value, end of period	$18.39		$19.26
Total Return (%)	(4.13	)(c)	(21.47	)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$22		$20
Ratio of expenses before fee waiver (%)	0.56	(d)(f)(i)	0.50	(d)(f)
Ratio of expenses after fee waiver (%)	0.31	(d)(f)	0.25	(d)(f)
Ratio of net investment income (loss) (%)	0.77	(d)	2.97	(d)
Portfolio turnover rate (%)(g)	0	(c)	4	(c)

(a)	For the period February 15, 2022 (commencement of operations) through June 30, 2022.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Not annualized.
(d)	Annualized.
(e)	The ratios of expenses to average net assets includes interest expense fees of 0.01%.
(f)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.
(g)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(h)	For the period January 11, 2022 (commencement of operations) through June 30, 2022.
(i)	The ratios of expenses to average net assets includes interest expense fees of 0.06%.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Financial Highlights (Continued)

Simplify Emerging Markets Equity PLUS Downside Convexity ETF Selected Per Share Data	For the Six Months Ended December 31, 2022 (Unaudited)		Period Ended June 30, 2022(a)
Net Asset Value, beginning of period	$19.90		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.15		0.32
Net realized and unrealized gain (loss)	(2.40)		(5.19)
Total from investment operations	(2.25)		(4.87)
Less distributions from:
Net investment income	(0.21)		(0.23)
Total distributions	(0.21)		(0.23)
Net Asset Value, end of period	$17.44		$19.90
Total Return (%)	(11.30)	(c)	(19.50)	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$5		$7
Ratio of expenses before fee waiver (%)	0.57	(d)(e)(f)	0.50	(d)(f)
Ratio of expenses after fee waiver (%)	0.32	(d)(f)	0.25	(d)(f)
Ratio of net investment income (loss) (%)	1.65	(d)	3.09	(d)
Portfolio turnover rate (%)(g)	0	(c)	2	(c)

Simplify Enhanced Income ETF Selected Per Share Data	Period Ended December 31, 2022(h) (Unaudited)
Net Asset Value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.13
Net realized and unrealized gain (loss)	0.06
Total from investment operations	0.19
Less distributions from:
Net investment income	(0.13)
Net realized gains	(0.03)
Total distributions	(0.16)
Net Asset Value, end of period	$25.03
Total Return (%)	0.73	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$3
Ratio of expenses (%)	0.90	(d)(i)
Ratio of net investment income (loss) (%)	2.96	(d)
Portfolio turnover rate (%)(g)	0	(c)

(a)	For the period January 11, 2022 (commencement of operations) through June 30, 2022.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Not annualized.
(d)	Annualized.
(e)	The ratios of expenses to average net assets includes interest expense fees of 0.06%.
(f)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.
(g)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(h)	For the period October 28, 2022 (commencement of operations) through December 31, 2022.
(i)	The ratios of expenses to average net assets includes interest expense fees of 0.39%.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Financial Highlights (Continued)

Simplify Health Care ETF Selected Per Share Data	For the Six Months Ended December 31, 2022 (Unaudited)		Period Ended June 30, 2022(a)
Net Asset Value, beginning of period	$24.58		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.05		0.08
Net realized and unrealized gain (loss)	2.04		(0.42)
Total from investment operations	2.09		(0.34)
Less distributions from:
Net investment income	(0.05)		(0.08)
Total distributions	(0.05)		(0.08)
Net Asset Value, end of period	$26.62		$24.58
Total Return (%)	8.50	(c)	(1.38	)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$58		$34
Ratio of expenses (%)	0.50	(d)	0.50	(d)
Ratio of net investment income (loss) (%)	0.38	(d)	0.45	(d)
Portfolio turnover rate (%)(e)	17	(c)	146	(c)

Simplify Hedged Equity ETF Selected Per Share Data	For the Six Months Ended December 31, 2022 (Unaudited)		Period Ended June 30, 2022(f)
Net Asset Value, beginning of period	$22.99		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.15		0.18
Net realized and unrealized gain (loss)	0.19		(2.04)
Total from investment operations	0.34		(1.86)
Less distributions from:
Net investment income	(0.38)		(0.15)
Net realized gains	(0.43)		-
Total distributions	(0.81)		(0.15)
Net Asset Value, end of period	$22.52		$22.99
Total Return (%)	1.46	(c)	(7.46	)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$89		$37
Ratio of expenses (%)	0.77	(d)(g)(h)	0.50	(d)(h)
Ratio of net investment income (loss) (%)	1.28	(d)	1.16	(d)
Portfolio turnover rate (%)(e)	7	(c)	2	(c)

(a)	For the period October 8, 2021 (commencement of operations) through June 30, 2022.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(f)	For the period November 2, 2021 (commencement of operations) through June 30, 2022.
(g)	The ratios of expenses to average net assets includes interest expense fees of 0.27%.
(h)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Financial Highlights (Continued)

Simplify High Yield PLUS Credit Hedge ETF Selected Per Share Data	For the Six Months Ended December 31, 2022 (Unaudited)		Period Ended June 30, 2022(a)
Net Asset Value, beginning of period	$22.23		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.23		0.01
Net realized and unrealized gain (loss)	0.20	(c)	(2.44)
Total from investment operations	0.43		(2.43)
Variable transaction fees (see Note 8)	-		0.01
Less distributions from:
Net investment income	(1.26)		(0.24)
Return of capital	-		(0.11)
Total distributions	(1.26)		(0.35)
Net Asset Value, end of period	$21.40		$22.23
Total Return (%)	1.92	(d)	(9.74	)(d)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$40		$30
Ratio of expenses before fee waiver (%)	0.52	(e)(f)	0.50	(e)(g)
Ratio of expenses after fee waiver (%)	0.27	(e)	0.25	(e)(g)
Ratio of net investment income (loss) (%)	2.03	(e)	0.15	(e)
Portfolio turnover rate (%)(h)	0	(d)	77	(d)

Simplify Interest Rate Hedge ETF Selected Per Share Data	For the Six Months Ended December 31, 2022 (Unaudited)		Year Ended June 30, 2022	Period Ended June 30, 2021(i)
Net Asset Value, beginning of period	$57.25		$40.55	$50.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.44		0.03	(0.00	)(j)
Net realized and unrealized gain (loss)	14.84		15.86	(10.42)
Total from investment operations	15.28		15.89	(10.42)
Variable transaction fees (see Note 8)	0.04		0.82	0.97
Less distributions from:
Net investment income	(0.44)		(0.01)	-
Total distributions	(0.44)		(0.01)	-
Net Asset Value, end of period	$72.13		$57.25	$40.55
Total Return (%)	26.82	(d)	41.18	(18.89	)(d)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$388		$302	$63
Ratio of expenses (%)	0.50	(e)	0.50	0.50	(e)
Ratio of net investment income (loss) (%)	1.37	(e)	0.05	(0.05	)(e)
Portfolio turnover rate (%)(h)	89	(d)	3	0	(d)

(a)	For the period February 15, 2022 (commencement of operations) through June 30, 2022.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(d)	Not annualized.
(e)	Annualized.
(f)	The ratios of expenses to average net assets includes interest expense fees of 0.02%.
(g)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.
(h)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(i)	For the period May 11, 2021 (commencement of operations) through June 30, 2021.
(j)	Less than $.005.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Financial Highlights (Continued)

Simplify Intermediate Term Treasury Futures Strategy ETF Selected Per Share Data	For the Six Months Ended December 31, 2022 (Unaudited)		Period Ended June 30, 2022(a)
Net Asset Value, beginning of period	$18.28		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.17		0.14
Net realized and unrealized gain (loss)	(2.94)		(6.74)
Total from investment operations	(2.77)		(6.60)
Less distributions from:
Net investment income	(0.25)		(0.12)
Total distributions	(0.25)		(0.12)
Net Asset Value, end of period	$15.26		$18.28
Total Return (%)	(15.17	)(c)	(26.47	)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$35		$40
Ratio of expenses before fee waiver (%)	0.28	(d)(e)	0.25	(d)
Ratio of expenses after fee waiver (%)	0.18	(d)	0.15	(d)
Ratio of net investment income (loss) (%)	1.96	(d)	0.85	(d)
Portfolio turnover rate (%)(f)	0	(c)	153	(c)

Simplify Nasdaq 100 PLUS Convexity ETF Selected Per Share Data	For the Six Months Ended December 31, 2022 (Unaudited)		Year Ended June 30, 2022		Period Ended June 30, 2021(g)
Net Asset Value, beginning of period	$22.83		$29.53		$25.67
Income (loss) from investment operations:
Net investment income (loss)(b)	0.05		0.11		0.07
Net realized and unrealized gain (loss)	(2.40)		(6.71)		3.86
Total from investment operations	(2.35)		(6.60)		3.93
Less distributions from:
Net investment income	(0.07)		(0.10)		(0.07)
Return of capital	-		(0.00	)(h)	-
Total distributions	(0.07)		(0.10)		(0.07)
Net Asset Value, end of period	$20.41		$22.83		$29.53
Total Return (%)	(10.35	)(c)	(22.39)		15.33	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$4		$5		$3
Ratio of expenses before fee waiver (%)	0.57	(d)(i)(j)	0.50	(j)	0.50	(d)(j)
Ratio of expenses after fee waiver (%)	0.31	(d)(j)	0.25	(j)	0.25	(d)(j)
Ratio of net investment income (loss) (%)	0.42	(d)	0.36		0.49	(d)
Portfolio turnover rate (%)(f)	0	(c)	7		3	(c)

(a)	For the period September 28, 2021 (commencement of operations) through June 30, 2022.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Not annualized.
(d)	Annualized.
(e)	The ratios of expenses to average net assets includes interest expense fees of 0.03%.
(f)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(g)	For the period December 11, 2020 (commencement of operations) through June 30, 2021.
(h)	Less than $.005.
(i)	The ratios of expenses to average net assets includes interest expense fees of 0.06%.
(j)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Financial Highlights (Continued)

Simplify Nasdaq 100 PLUS Downside Convexity ETF Selected Per Share Data	For the Six Months Ended December 31, 2022 (Unaudited)		Year Ended June 30, 2022	Period Ended June 30, 2021(a)
Net Asset Value, beginning of period	$22.57		$29.01	$25.48
Income (loss) from investment operations:
Net investment income (loss)(b)	0.05		0.10	0.07
Net realized and unrealized gain (loss)	(3.14)		(6.45)	3.52
Total from investment operations	(3.09)		(6.35)	3.59
Less distributions from:
Net investment income	(0.06)		(0.09)	(0.06)
Total distributions	(0.06)		(0.09)	(0.06)
Net Asset Value, end of period	$19.42		$22.57	$29.01
Total Return (%)	(13.71	)(c)	(21.94)	14.11	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$6		$20	$3
Ratio of expenses before fee waiver (%)	0.58	(d)(e)(f)	0.50 (f)	0.50	(d)(f)
Ratio of expenses after fee waiver (%)	0.33	(d)(f)	0.25 (f)	0.25	(d)(f)
Ratio of net investment income (loss) (%)	0.40	(d)	0.38	0.45	(d)
Portfolio turnover rate (%)(g)	0	(c)	7	3	(c)

Simplify Short Term Treasury Futures Strategy ETF Selected Per Share Data	Period Ended December 31, 2022(h) (Unaudited)
Net Asset Value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.11
Net realized and unrealized gain (loss)	(0.26)
Total from investment operations	(0.15)
Less distributions from:
Net investment income	(0.04)
Total distributions	(0.04)
Net Asset Value, end of period	$24.81
Total Return (%)	(0.60	)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$61
Ratio of expenses before fee waiver (%)	0.25	(d)
Ratio of expenses after fee waiver (%)	0.15	(d)
Ratio of net investment income (loss) (%)	3.57	(d)
Portfolio turnover rate (%)(g)	0	(c)

(a)	For the period December 11, 2020 (commencement of operations) through June 30, 2021.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Not annualized.
(d)	Annualized.
(e)	The ratios of expenses to average net assets includes interest expense fees of 0.08%.
(f)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.
(g)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(h)	For the period November 15, 2022 (commencement of operations) through December 31, 2022.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Financial Highlights (Continued)

Simplify Stable Income ETF Selected Per Share Data	Period Ended December 31, 2022(a) (Unaudited)
Net Asset Value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.15
Net realized and unrealized gain (loss)	0.05
Total from investment operations	0.20
Less distributions from:
Net investment income	(0.14)
Net realized gains	(0.01)
Total distributions	(0.15)
Net Asset Value, end of period	$25.05
Total Return (%)	0.77	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$3
Ratio of expenses (%)	0.43	(d)(e)
Ratio of net investment income (loss) (%)	3.48	(d)
Portfolio turnover rate (%)(f)	0	(c)

Simplify Tail Risk Strategy ETF Selected Per Share Data	For the Six Months Ended December 31, 2022 (Unaudited)		Period Ended June 30, 2022(g)
Net Asset Value, beginning of period	$19.98		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.61		0.38
Net realized and unrealized gain (loss)	(8.14)		(4.04)
Total from investment operations	(7.53)		(3.66)
Less distributions from:
Net investment income	(0.73)		(0.34)
Return of capital	-		(1.02)
Total distributions	(0.73)		(1.36)
Net Asset Value, end of period	$11.72		$19.98
Total Return (%)	(38.14	)(c)(h)	(15.01	)(c)(h)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$24		$104
Ratio of expenses before fee waiver (%)	0.94	(d)(i)(j)	0.76	(d)(j)(k)
Ratio of expenses after fee waiver (%)	0.44	(d)(j)	0.17	(d)(j)
Ratio of net investment income (loss) (%)	7.22	(d)	2.27	(d)
Portfolio turnover rate (%)(f)	17	(c)	125	(c)

(a)	For the period October 28, 2022 (commencement of operations) through December 31, 2022.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Not annualized.
(d)	Annualized.
(e)	The ratios of expenses to average net assets includes interest expense fees of 0.07%.
(f)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(g)	For the period September 14, 2021 (commencement of operations) through June 30, 2022.
(h)	Total Return would have been lower if certain expenses had not been waived/reimbursed by the Advisor.
(i)	The ratios of expenses to average net assets includes interest expense fees of 0.19%.
(j)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.
(k)	The ratios of expenses to average net assets includes interest expense fees of 0.01%.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Financial Highlights (Continued)

Simplify US Equity PLUS Convexity ETF Selected Per Share Data	For the Six Months Ended December 31, 2022 (Unaudited)		Year Ended June 30, 2022	Period Ended June 30, 2021(a)
Net Asset Value, beginning of period	$26.59		$30.63	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.21		0.33	0.31
Net realized and unrealized gain (loss)	(1.42)		(3.85)	5.59
Total from investment operations	(1.21)		(3.52)	5.90
Less distributions from:
Net investment income	(0.00	)(c)	(0.52)	(0.27)
Total distributions	(0.00	)(c)	(0.52)	(0.27)
Net Asset Value, end of period	$25.38		$26.59	$30.63
Total Return (%)	(4.54	)(d)	(11.68)	23.68	(d)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$77		$61	$89
Ratio of expenses before fee waiver (%)	0.57	(e)(f)(g)	0.50 (g)	0.50	(e)(g)
Ratio of expenses after fee waiver (%)	0.32	(e)(g)	0.25 (g)	0.25	(e)(g)
Ratio of net investment income (loss) (%)	1.55	(e)	1.04	1.35	(e)
Portfolio turnover rate (%)(h)	0	(d)	3	6	(d)

Simplify US Equity PLUS Downside Convexity ETF Selected Per Share Data	For the Six Months Ended December 31, 2022 (Unaudited)		Year Ended June 30, 2022	Period Ended June 30, 2021(a)
Net Asset Value, beginning of period	$26.48		$30.26	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.17		0.35	0.36
Net realized and unrealized gain (loss)	(2.20)		(3.76)	5.14
Total from investment operations	(2.03)		(3.41)	5.50
Less distributions from:
Net investment income	(0.20)		(0.37)	(0.24)
Total distributions	(0.20)		(0.37)	(0.24)
Net Asset Value, end of period	$24.25		$26.48	$30.26
Total Return (%)	(7.70	)(d)	(11.38)	22.07	(d)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$239		$445	$225
Ratio of expenses before fee waiver (%)	0.66	(e)(g)(i)	0.50 (g)	0.50	(e)(g)
Ratio of expenses after fee waiver (%)	0.41	(e)(g)	0.25 (g)	0.25	(e)(g)
Ratio of net investment income (loss) (%)	1.26	(e)	1.14	1.53	(e)
Portfolio turnover rate (%)(h)	0	(d)	5	4	(d)

(a)	For the period September 4, 2020 (commencement of operations) through June 30, 2021.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Less than $.005.
(d)	Not annualized.
(e)	Annualized.
(f)	The ratios of expenses to average net assets includes interest expense fees of 0.07%.
(g)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.
(h)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(i)	The ratios of expenses to average net assets includes interest expense fees of 0.16%.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Financial Highlights (Continued)

Simplify US Equity PLUS GBTC ETF Selected Per Share Data	For the Six Months Ended December 31, 2022 (Unaudited)		Year Ended June 30, 2022	Period Ended June 30, 2021(a)
Net Asset Value, beginning of period	$20.43		$25.32	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.10		0.17	0.06
Net realized and unrealized gain (loss)	(0.36	)(c)	(4.51)	0.30
Total from investment operations	(0.26)		(4.34)	0.36
Less distributions from:
Net investment income	-		(0.21)	(0.04)
Net realized gains	-		(0.34)	-
Total distributions	-		(0.55)	(0.04)
Net Asset Value, end of period	$20.17		$20.43	$25.32
Total Return (%)	(1.29	)(d)	(17.66)	1.46	(d)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$46		$87	$103
Ratio of expenses (%)	0.51	(e)(f)(g)	0.50 (g)	0.51	(e)(f)(g)
Ratio of net investment income (loss) (%)	0.93	(e)	0.66	2.65	(e)
Portfolio turnover rate (%)(h)	3	(d)	6	2	(d)

Simplify US Equity PLUS Upside Convexity ETF Selected Per Share Data	For the Six Months Ended December 31, 2022 (Unaudited)		Year Ended June 30, 2022	Period Ended June 30, 2021(i)
Net Asset Value, beginning of period	$26.60		$30.99	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.23		0.36	0.32
Net realized and unrealized gain (loss)	(0.42)		(3.91)	6.02
Total from investment operations	(0.19)		(3.55)	6.34
Less distributions from:
Net investment income	(0.15)		(0.43)	(0.35)
Net realized gains	-		(0.41)	-
Total distributions	(0.15)		(0.84)	(0.35)
Net Asset Value, end of period	$26.26		$26.60	$30.99
Total Return (%)	(0.67	)(d)	(11.99)	25.52	(d)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$11		$12	$9
Ratio of expenses before fee waiver (%)	0.51	(e)(f)(g)	0.50 (g)	0.50	(e)(g)
Ratio of expenses after fee waiver (%)	0.26	(e)(g)	0.25 (g)	0.25	(e)(g)
Ratio of net investment income (loss) (%)	1.66	(e)	1.13	1.37	(e)
Portfolio turnover rate (%)(h)	0	(d)	4	5	(d)

(a)	For the period May 25, 2021 (commencement of operations) through June 30, 2021.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(d)	Not annualized.
(e)	Annualized.
(f)	The ratios of expenses to average net assets includes interest expense fees of 0.01%.
(g)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.
(h)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(i)	For the period September 4, 2020 (commencement of operations) through June 30, 2021.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Financial Highlights (Continued)

Simplify US Small Cap PLUS Downside Convexity ETF Selected Per Share Data	For the Six Months Ended December 31, 2022 (Unaudited)		Period Ended June 30, 2022(a)
Net Asset Value, beginning of period	$20.30		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.14		0.08
Net realized and unrealized gain (loss)	(1.40)		(4.70)
Total from investment operations	(1.26)		(4.62)
Less distributions from:
Net investment income	(0.17)		(0.08)
Total distributions	(0.17)		(0.08)
Net Asset Value, end of period	$18.87		$20.30
Total Return (%)	(6.24	)(c)	(18.50	)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$2		$3
Ratio of expenses before fee waiver (%)	0.57	(d)(e)(f)	0.50	(d)(f)
Ratio of expenses after fee waiver (%)	0.31	(d)(f)	0.25	(d)(f)
Ratio of net investment income (loss) (%)	1.37	(d)	0.80	(d)
Portfolio turnover rate (%)(g)	7	(c)	2	(c)

Simplify Volt Cloud and Cybersecurity Disruption ETF Selected Per Share Data	For the Six Months Ended December 31, 2022 (Unaudited)		Year Ended June 30, 2022	Period Ended June 30, 2021(h)
Net Asset Value, beginning of period	$7.42		$13.36	$12.50
Income (loss) from investment operations:
Net investment income (loss)(b)	(0.02)		(0.11)	(0.05)
Net realized and unrealized gain (loss)	(2.77)		(4.77)	0.91
Total from investment operations	(2.79)		(4.88)	0.86
Net realized gains	-		(1.06)	-
Total distributions	-		(1.06)	-
Net Asset Value, end of period	$4.63		$7.42	$13.36
Total Return (%)	(37.60	)(c)	(40.74)	6.91	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$4		$7	$5
Ratio of expenses (%)	0.98	(d)(i)	0.95	0.95	(d)(f)
Ratio of net investment income (loss) (%)	(0.52	)(d)	(0.81)	(0.81	)(d)
Portfolio turnover rate (%)(g)	1,364	(c)	267	40	(c)

(a)	For the period January 11, 2022 (commencement of operations) through June 30, 2022.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Not annualized.
(d)	Annualized.
(e)	The ratios of expenses to average net assets includes interest expense fees of 0.06%.
(f)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.
(g)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(h)	For the period December 29, 2020 (commencement of operations) through June 30, 2021.
(i)	The ratios of expenses to average net assets includes interest expense fees of 0.02%.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Financial Highlights (Continued)

Simplify Volt RoboCar Disruption and Tech ETF Selected Per Share Data	For the Six Months Ended December 31, 2022 (Unaudited)		Year Ended June 30, 2022	Period Ended June 30, 2021(a)
Net Asset Value, beginning of period	$9.09		$11.83	$12.50
Income (loss) from investment operations:
Net investment income (loss)(b)	0.00	(c)	0.06	(0.04)
Net realized and unrealized gain (loss)	(3.10)		(2.75)	(0.63)
Total from investment operations	(3.10)		(2.69)	(0.67)
Less distributions from:
Net investment income	-		(0.03)	-
Return of capital	-		(0.02)	-
Total distributions	-		(0.05)	-
Net Asset Value, end of period	$5.99		$9.09	$11.83
Total Return (%)	(34.08	)(d)	(22.91)	(5.34	)(d)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$3		$5	$2
Ratio of expenses (%)	1.02	(e)(f)	0.95	0.95	(e)(g)
Ratio of net investment income (loss) (%)	0.06	(e)	0.46	(0.71	)(e)
Portfolio turnover rate (%)(h)	204	(d)	254	20	(d)

(a)	For the period December 29, 2020 (commencement of operations) through June 30, 2021.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Less than $.005.
(d)	Not annualized.
(e)	Annualized.
(f)	The ratios of expenses to average net assets includes interest expense fees of 0.05%.
(g)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.
(h)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Consolidated Financial Highlights

Simplify Bitcoin Strategy PLUS Income ETF Selected Per Share Data	Period Ended December 31, 2022(a)(b) (Unaudited)
Net Asset Value, beginning of period	$12.50
Income (loss) from investment operations:
Net investment income (loss)(c)	0.01
Net realized and unrealized gain (loss)	(1.65)
Total from investment operations	(1.64)
Less distributions from:
Net investment income	(0.40)
Net realized gains	(0.06)
Total distributions	(0.46)
Net Asset Value, end of period	$10.40
Total Return (%)	(13.07	)(d)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$4
Ratio of expenses (%)	11.11	(e)(f)(g)
Ratio of net investment income (loss) (%)	0.34	(e)
Portfolio turnover rate (%)(h)	202	(d)

Simplify Macro Strategy ETF Selected Per Share Data	For the Six Months Ended December 31, 2022 (Unaudited)		Period Ended June 30, 2022(i)
Net Asset Value, beginning of period	$23.59		$25.00
Income (loss) from investment operations:
Net investment income (loss)(c)	0.99		0.16
Net realized and unrealized gain (loss)	(0.41)		(1.56)
Total from investment operations	0.58		(1.40)
Less distributions from:
Net investment income	(0.81)		(0.01)
Total distributions	(0.81)		(0.01)
Net Asset Value, end of period	$23.36		$23.59
Total Return (%)	2.44	(d)(j)	(5.61	)(d)(j)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$22		$6
Ratio of expenses before fee waiver (%)	0.77	(e)(g)(k)	0.75	(e)(g)
Ratio of expenses after fee waiver (%)	0.42	(e)(g)	0.45	(e)(g)
Ratio of net investment income (loss) (%)	8.17	(e)	5.88	(e)
Portfolio turnover rate (%)(h)	43	(d)	11	(d)

(a)	For the period September 30, 2022 (commencement of operations) through December 31, 2022.
(b)	As a result of the Fund having earmarked or segregated securities to collateralize its reverse repurchase agreement transactions or otherwise having covered the transactions, in accordance with releases and interpretive letters issued by the Securities and Exchange Commission (the “SEC”), the Fund does not treat its obligations under such transactions as senior securities representing indebtedness for purposes of the Investment Company Act of 1940, as amended. Therefore, a “Senior Securities” table is not disclosed.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Not annualized.
(e)	Annualized.
(f)	The ratios of expenses to average net assets includes interest expense fees of 10.16%.
(g)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.
(h)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(i)	For the period May 17, 2022 (commencement of operations) through June 30, 2022.
(j)	Total Return would have been lower if certain expenses had not been waived/reimbursed by the Advisor.
(k)	The ratios of expenses to average net assets includes interest expense fees of 0.02%.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Consolidated Financial Highlights (Continued)

Simplify Managed Futures Strategy ETF Selected Per Share Data	For the Six Months Ended December 31, 2022 (Unaudited)		Period Ended June 30, 2022(a)
Net Asset Value, beginning of period	$27.27		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.28		(0.02)
Net realized and unrealized gain (loss)	0.42	(c)	2.29
Total from investment operations	0.70		2.27
Less distributions from:
Net investment income	(1.04)		-
Net realized gains	(0.67)		-
Total distributions	(1.71)		-
Net Asset Value, end of period	$26.26		$27.27
Total Return (%)	2.52	(d)	9.07	(d)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$158		$29
Ratio of expenses (%)	0.76	(e)(f)(g)	0.75	(e)(g)
Ratio of net investment income (loss) (%)	1.99	(e)	(0.27	)(e)
Portfolio turnover rate (%)(h)	0	(d)	0	(d)

Simplify Volatility Premium ETF Selected Per Share Data	For the Six Months Ended December 31, 2022 (Unaudited)		Year Ended June 30, 2022(i)		Period Ended June 30, 2021(j)
Net Asset Value, beginning of period	$22.18		$27.01		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.15		0.03		(0.02)
Net realized and unrealized gain (loss)	1.47		(1.54)		2.03
Total from investment operations	1.62		(1.51)		2.01
Less distributions from:
Net investment income	(1.95)		(0.04)		-
Return of capital	-		(3.28)		-
Total distributions	(1.95)		(3.32)		-
Net Asset Value, end of period	$21.85		$22.18		$27.01
Total Return (%)	7.72	(d)	(6.23)		8.05	(d)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$113		$99		$15
Ratio of expenses (%)	1.84	(e)(g)(k)	0.61	(g)(l)	0.51	(e)(f)(g)
Ratio of net investment income (loss) (%)	1.32	(e)	0.10		(0.51	)(e)
Portfolio turnover rate (%)(h)	88	(d)	207		10	(d)

(a)	For the period March 8, 2022 (commencement of operations) through June 30, 2022.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(d)	Not annualized.
(e)	Annualized.
(f)	The ratios of expenses to average net assets includes interest expense fees of 0.01%.
(g)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.
(h)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(i)	As a result of the Fund having earmarked or segregated securities to collateralize its reverse repurchase agreement transactions or otherwise having covered the transactions, in accordance with releases and interpretive letters issued by the Securities and Exchange Commission (the “SEC”), the Fund does not treat its obligations under such transactions as senior securities representing indebtedness for purposes of the Investment Company Act of 1940, as amended. Therefore, a “Senior Securities” table is not disclosed.
(j)	For the period May 13, 2021 (commencement of operations) through June 30, 2021.
(k)	The ratios of expenses to average net assets includes interest expense fees of 1.34%.
(l)	The ratios of expenses to average net assets includes interest expense fees of 0.11%.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Notes to Financial Statements

December 31, 2022 (Unaudited)

1. Organization

Simplify Exchange Traded Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of December 31, 2022, the Trust consists of twenty five investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Simplify Aggregate Bond PLUS Credit Hedge ETF

Simplify Developed Ex-US PLUS Downside Convexity ETF

Simplify Emerging Markets Equity PLUS Downside Convexity ETF

Simplify Enhanced Income ETF

Simplify Health Care ETF

Simplify Hedged Equity ETF

Simplify High Yield PLUS Credit Hedge ETF

Simplify Interest Rate Hedge ETF

Simplify Intermediate Term Treasury Futures Strategy ETF

Simplify Nasdaq 100 PLUS Convexity ETF

Simplify Nasdaq 100 PLUS Downside Convexity ETF

Simplify Short Term Treasury Futures Strategy ETF

Simplify Stable Income ETF

Simplify Tail Risk Strategy ETF

Simplify US Equity PLUS Convexity ETF

Simplify US Equity PLUS Downside Convexity ETF

Simplify US Equity PLUS GBTC ETF

Simplify US Equity PLUS Upside Convexity ETF

Simplify US Small Cap PLUS Downside Convexity ETF

Simplify Volt Cloud and Cybersecurity Disruption ETF

Simplify Volt RoboCar Disruption and Tech ETF

Simplify Bitcoin Strategy PLUS Income ETF

Simplify Macro Strategy ETF

Simplify Managed Futures Strategy ETF

Simplify Volatility Premium ETF

Effective October 28, 2022, Simplify Risk Parity Treasury ETF changed its name to Simplify Intermediate Term Treasury Futures Strategy ETF.

Simplify Asset Management Inc. (the “Adviser”) serves as investment adviser to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the oversight of the Trust’s Board of Trustees (the “Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”), except for Simplify Nasdaq 100 PLUS Convexity ETF, Simplify Nasdaq 100 PLUS Downside Convexity ETF and Simplify US Equity PLUS GBTC ETF which offer shares that are listed and traded on the Nasdaq Stock Market LLC (“Nasdaq”) and Simplify Intermediate Term Treasury Futures Strategy ETF which offers shares that are listed and traded on the CBOE BZX Exchange, Inc. Unlike mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 25,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

Fund	Investment objectives
Simplify Aggregate Bond PLUS Credit Hedge ETF	The Fund seeks to maximize total return by investing primarily in investment grade (IG) bonds while mitigating credit risk.
Simplify Developed Ex-US PLUS Downside Convexity ETF	The Fund seeks to provide capital appreciation.
Simplify Emerging Markets Equity PLUS Downside Convexity ETF	The Fund seeks to provide capital appreciation.
Simplify Enhanced Income ETF	The Fund seeks to provide monthly income.
Simplify Health Care ETF	The Fund seeks long-term capital appreciation.
Simplify Hedged Equity ETF	The Fund seeks to provide capital appreciation.
Simplify High Yield PLUS Credit Hedge ETF	The Fund seeks to maximize current income by investing primarily in high-yield bonds while mitigating credit risk.
Simplify Interest Rate Hedge ETF	The Fund seeks to hedge interest rate movements arising from rising long-term interest rates, and to benefit from market stress when fixed income volatility increases, while providing the potential for income.

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2022 (Unaudited)

Fund	Investment objectives
Simplify Intermediate Term Treasury Futures Strategy ETF	The Fund seeks to provide total return, before fees and expenses, that matches or outperforms the performance of the ICE US Treasury 20+ Year Index on a calendar quarter basis. The Fund does not seek to achieve its stated investment objective over a period of time different than a full calendar quarter.
Simplify Nasdaq 100 PLUS Convexity ETF	The Fund seeks to provide capital appreciation.
Simplify Nasdaq 100 PLUS Downside Convexity ETF	The Fund seeks to provide capital appreciation.
Simplify Short Term Treasury Futures Strategy ETF	The Fund seeks to provide total return, before fees and expenses, that matches or outperforms the performance of the ICE US Treasury 7-10 Year Bond Index on a calendar quarter basis. The Fund does not seek to achieve its stated investment objective over a period of time different than a full calendar quarter.
Simplify Stable Income ETF	The Fund seeks to provide monthly income.
Simplify Tail Risk Strategy ETF	The Fund seeks to provide income and capital appreciation while protecting against significant downside risk.
Simplify US Equity PLUS Convexity ETF	The Fund seeks long-term capital appreciation.
Simplify US Equity PLUS Downside Convexity ETF	The Fund seeks to provide capital appreciation.
Simplify US Equity PLUS GBTC ETF	The Fund seeks to provide capital appreciation.
Simplify US Equity PLUS Upside Convexity ETF	The Fund seeks to provide capital appreciation.
Simplify US Small Cap PLUS Downside Convexity ETF	The Fund seeks to provide capital appreciation.
Simplify Volt Cloud and Cybersecurity Disruption ETF	The Fund seeks to provide capital appreciation.
Simplify Volt RoboCar Disruption and Tech ETF	The Fund seeks to provide capital appreciation.
Simplify Bitcoin Strategy PLUS Income ETF	The Fund seeks income and capital gains.
Simplify Macro Strategy ETF	The Fund seeks to provide absolute returns.
Simplify Managed Futures Strategy ETF	The Fund seeks long term capital appreciation.
Simplify Volatility Premium ETF	The Fund seeks to provide investment results, before fees and expenses, that correspond approximately to one-fifth to three-tenths the inverse (-0.2x to -0.3x) of the performance of the S&P 500 VIX short-term futures index while seeking to mitigate extreme volatility.

2. Consolidation of Subsidiary

The Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statement of Changes in Net Assets, and the Consolidated Financial Highlights of the Funds listed below include the accounts of a wholly owned subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

Each Subsidiary is a Cayman Islands exempted company with limited liability. For tax purposes, each Fund is required to increase its taxable income by its shares of the Cayman subsidiary’s income. Net losses incurred by each Subsidiary cannot offset income earned by each Fund and cannot be carried back or forward by each Subsidiary to offset income from prior or future years.

Fund	Wholly Owned Subsidiary
Simplify Bitcoin Strategy PLUS Income ETF	Simplify Bitcoin Strategy PLUS Income Cayman Fund
Simplify Macro Strategy ETF	Simplify Macro Strategy Cayman Fund
Simplify Managed Futures Strategy ETF	Simplify Managed Futures Strategy Cayman Fund
Simplify Volatility Premium ETF	Simplify Volatility Premium Cayman Fund

A summary of each Fund’s investment in its corresponding subsidiary is as follows:

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at December 31, 2022	% of Fund’s Consolidated Total Assets at December 31, 2022
Simplify Bitcoin Strategy PLUS Income ETF	September 30, 2022	$3,632,110	11.6%
Simplify Macro Strategy ETF	May 17, 2022	$1,372,425	6.3%
Simplify Managed Futures Strategy ETF	March 8, 2022	$35,722,225	22.5%
Simplify Volatility Premium ETF	May 13, 2021	$30,109,553	21.9%

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2022 (Unaudited)

3. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures of contingent assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation

Each Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has delegated execution of these procedures to the Adviser, as valuation designee pursuant to Rule 2a-5 under the 1940 Act. The Adviser may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. These securities are either categorized as Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1 of the fair value hierarchy.

Exchange traded options are valued at the mean between the current bid and ask prices on the exchange on which such options are traded. If a mean price is not available, the closing price is used. Exchange trade options are categorized as Level 1. Options with international equity exposure are marked to market using closing prices for the underlying and interpolated option implied volatilities obtained from mid-market prices for options on the same underlying of similar expiries and strike prices. These securities are categorized as Level 2 in the fair value hierarchy.

Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Debt securities are generally categorized as Level 2 of the fair value hierarchy.

Swaptions are valued based on prices provided by a third-party pricing vendor that collects and aggregates market data to produce valuations. These securities are categorized as Level 2 in the fair value hierarchy.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Swap agreements and other derivatives are generally valued daily depending on the type of instrument and reference assets based upon market prices, the mean between bid and asked prices quotations from market makers or by a pricing service or other parties in accordance with the valuation procedures approved by the Board.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

●	Level 1 – Quoted prices in active markets for identical assets that the funds have the ability to access.

●	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2022 (Unaudited)

The following is a summary of the valuations as of December 31, 2022 for each Fund based upon the three levels defined above:

Simplify Aggregate Bond PLUS Credit Hedge ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$1,557,161	$-	$-	$1,557,161
Total Return Swaps	-	2,145	-	2,145
TOTAL	$1,557,161	$2,145	$-	$1,559,306

Liabilities	Level 1	Level 2	Level 3	Total
Total Return Swaps	$-	$(2,747)	$-	$(2,747)
TOTAL	$-	$(2,747)	$-	$(2,747)

Simplify Developed Ex-US PLUS Downside Convexity ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$22,020,274	$-	$-	$22,020,274
Purchased Options	38,205	-	-	38,205
Money Market Funds	88	-	-	88
TOTAL	$22,058,567	$-	$-	$22,058,567

Simplify Emerging Markets Equity PLUS Downside Convexity ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$4,789,739	$-	$-	$4,789,739
Purchased Options	7,075	-	-	7,075
Money Market Funds	1,089	-	-	1,089
TOTAL	$4,797,903	$-	$-	$4,797,903

Simplify Enhanced Income ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$2,489,861	$-	$-	$2,489,861
Purchased Options	743	-	-	743
TOTAL	$2,490,604	$-	$-	$2,490,604

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(10,395)	$-	$-	$(10,395)
TOTAL	$(10,395)	$-	$-	$(10,395)

Simplify Health Care ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$55,148,451	$-	$-	$55,148,451
Money Market Funds	2,753,477	-	-	2,753,477
TOTAL	$57,901,928	$-	$-	$57,901,928

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2022 (Unaudited)

Simplify Hedged Equity ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$88,363,305	$-	$-	$88,363,305
Purchased Options	1,387,140	-	-	1,387,140
Money Market Funds	202,978	-	-	202,978
TOTAL	$89,953,423	$-	$-	$89,953,423

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(921,360)	$-	$-	$(921,360)
TOTAL	$(921,360)	$-	$-	$(921,360)

Simplify High Yield PLUS Credit Hedge ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$35,570,871	$-	$-	$35,570,871
Purchased Options	5,660	-	-	5,660
TOTAL	$35,576,531	$-	$-	$35,576,531

Liabilities	Level 1	Level 2	Level 3	Total
Total Return Swaps	$-	$(1,078,648)	$-	$(1,078,648)
TOTAL	$-	$(1,078,648)	$-	$(1,078,648)

Simplify Interest Rate Hedge ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Government Obligations	$161,275,195	$-	$-	$161,275,195
U.S. Treasury Bills	84,730,668	-	-	84,730,668
Purchased Swaptions	-	129,872,918	-	129,872,918
Interest Rate Swaps	-	1,258	-	1,258
TOTAL	$246,005,863	$129,874,176	$-	$375,880,039

Liabilities	Level 1	Level 2	Level 3	Total
Purchased Swaptions	$-	$(5,158,733)	$-	$(5,158,733)
TOTAL	$-	$(5,158,733)	$-	$(5,158,733)

Simplify Intermediate Term Treasury Futures Strategy ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$34,791,628	$-	$-	$34,791,628
Money Market Funds	956,871	-	-	956,871
TOTAL	$35,748,499	$-	$-	$35,748,499

Liabilities	Level 1	Level 2	Level 3	Total
Futures	$(766,594)	$-	$-	$(766,594)
TOTAL	$(766,594)	$-	$-	$(766,594)

Simplify Nasdaq 100 PLUS Convexity ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$3,563,359	$-	$-	$3,563,359
Purchased Options	2,830	-	-	2,830
TOTAL	$3,566,189	$-	$-	$3,566,189

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2022 (Unaudited)

Simplify Nasdaq 100 PLUS Downside Convexity ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$6,296,989	$-	$-	$6,296,989
Purchased Options	9,905	-	-	9,905
TOTAL	$6,306,894	$-	$-	$6,306,894

Simplify Short Term Treasury Futures Strategy ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$59,724,910	$-	$-	$59,724,910
TOTAL	$59,724,910	$-	$-	$59,724,910

Liabilities	Level 1	Level 2	Level 3	Total
TOTAL	$(572,702)	$-	$-	$(572,702)

Simplify Stable Income ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$3,099,798	$-	$-	$3,099,798
Purchased Options	165	-	-	165
TOTAL	$3,099,963	$-	$-	$3,099,963

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(2,310)	$-	$-	$(2,310)
TOTAL	$(2,310)	$-	$-	$(2,310)

Simplify Tail Risk Strategy ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$23,470,538	$-	$-	$23,470,538
Purchased Options	223,570	-	-	223,570
TOTAL	$23,694,108	$-	$-	$23,694,108

Simplify US Equity PLUS Convexity ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$76,538,479	$-	$-	$76,538,479
Purchased Options	77,327	-	-	77,327
Money Market Funds	272,296	-	-	272,296
TOTAL	$76,888,102	$-	$-	$76,888,102

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(4,220)	$-	$-	$(4,220)
TOTAL	$(4,220)	$-	$-	$(4,220)

Simplify US Equity PLUS Downside Convexity ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$238,150,648	$-	$-	$238,150,648
Purchased Options	423,111	-	-	423,111
Money Market Funds	313,176	-	-	313,176
TOTAL	$238,886,935	$-	$-	$238,886,935

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2022 (Unaudited)

Simplify US Equity PLUS GBTC ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$38,754,494	$-	$-	$38,754,494
Grantor Trusts	4,930,544	-	-	4,930,544
Money Market Funds	1,231,985	-	-	1,231,985
TOTAL	$44,917,023	$-	$-	$44,917,023

Liabilities	Level 1	Level 2	Level 3	Total
Futures	$(189,289)	$-	$-	$(189,289)
TOTAL	$(189,289)	$-	$-	$(189,289)

Simplify US Equity PLUS Upside Convexity ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$10,495,084	$-	$-	$10,495,084
Purchased Options	3,817	-	-	3,817
Money Market Funds	10,861	-	-	10,861
TOTAL	$10,509,762	$-	$-	$10,509,762

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(1,595)	$-	$-	$(1,595)
TOTAL	$(1,595)	$-	$-	$(1,595)

Simplify US Small Cap PLUS Downside Convexity ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$2,353,697	$-	$-	$2,353,697
Purchased Options	2,830	-	-	2,830
Money Market Funds	124	-	-	124
TOTAL	$2,356,651	$-	$-	$2,356,651

Simplify Volt Cloud and Cybersecurity Disruption ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$3,627,527	$-	$-	$3,627,527
Purchased Options	52,625	-	-	52,625
Money Market Funds	143,866	-	-	143,866
TOTAL	$3,824,018	$-	$-	$3,824,018

Simplify Volt RoboCar Disruption and Tech ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$2,224,182	$-	$-	$2,224,182
Purchased Options	22,365	-	-	22,365
Money Market Funds	302,262	-	-	302,262
TOTAL	$2,548,809	$-	$-	$2,548,809

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2022 (Unaudited)

Simplify Bitcoin Strategy PLUS Income ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$13,993,709	$-	$-	$13,993,709
Purchased Options	825	-	-	825
TOTAL	$13,994,534	$-	$-	$13,994,534

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(11,550)	$-	$-	$(11,550)
Reverse Repurchase Agreements	-	(26,949,322)	-	(26,949,322)
Futures	(18,823)	-	-	(18,823)
TOTAL	$(30,373)	$(26,949,322)	$-	$(26,979,695)

Simplify Macro Strategy ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$18,922,243	$-	$-	$18,922,243
Purchased Options	1,927,196	-	-	1,927,196
Money Market Funds	436,319	-	-	436,319
TOTAL	$21,285,758	$-	$-	$21,285,758

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(154,620)	$-	$-	$(154,620)
TOTAL	$(154,620)	$-	$-	$(154,620)

Simplify Managed Futures Strategy ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$130,478,899	$-	$-	$130,478,899
Futures	8,852,380	-	-	8,852,380
TOTAL	$175,053,504	$-	$-	$175,053,504

Liabilities	Level 1	Level 2	Level 3	Total
Futures	$(2,723,911)	$-	$-	$(2,723,911)
TOTAL	$(2,723,911)	$-	$-	$(2,723,911)

Simplify Volatility Premium ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Government Obligations	$66,084,180	$-	$-	$66,084,180
U.S. Treasury Bills	49,023,916	-	-	49,023,916
Purchased Options	157,200	-	-	157,200
Futures	1,460,682	-	-	1,460,682
TOTAL	$116,725,978	$-	$-	$116,725,978

Liabilities	Level 1	Level 2	Level 3	Total
Reverse Repurchase Agreements	$-	$(11,047,001)	$-	$(11,047,001)
Futures	(18,262)	-	-	(18,262)
TOTAL	$(18,262)	$(11,047,001)	$-	$(11,065,263)

Cash

Cash consists of cash on deposit with a major financial institution which may exceed federally insured limits.

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2022 (Unaudited)

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

Income Tax Information and Distributions to Shareholders

It is the Funds’ policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is each Fund’s policy is to pay out dividends from net investment income quarterly, except for Simplify Aggregate Bond PLUS Credit Hedge ETF, Simplify Enhanced Income ETF, Simplify High Yield PLUS Credit Hedge ETF, Simplify Interest Rate Hedge ETF, Simplify Short Term Treasury Futures Strategy ETF, Simplify Stable Income ETF, Simplify Tail Risk Strategy ETF, Simplify Bitcoin Strategy PLUS Income ETF, Simplify Macro Strategy ETF, Simplify Managed Futures Strategy ETF and Simplify Volatility Premium ETF. The policy of Simplify Aggregate Bond PLUS Credit Hedge ETF, Simplify Enhanced Income ETF, Simplify High Yield PLUS Credit Hedge ETF, Simplify Interest Rate Hedge ETF, Simplify Short Term Treasury Futures Strategy ETF, Simplify Stable Income ETF, Simplify Tail Risk Strategy ETF, Simplify Bitcoin Strategy PLUS Income ETF, Simplify Macro Strategy ETF, Simplify Managed Futures Strategy ETF and Simplify Volatility Premium ETF is to pay out dividends from net investment income monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, will be declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, will be available to offset future net capital gains. Each Fund may occasionally be required to make supplemental distributions at some other time during the year. Each Fund reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of a Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, will be recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains will be determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, will be reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed each Fund’s tax positions expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in any Fund’s financial statement.

Each Fund will recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statement of Operations.

4. Derivative Financial Instruments

Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are paid when a futures contract is bought or sold and margin deposits must be maintained. Unlike when a Fund purchases or sells a security, no price would be paid or received by a Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain a Fund’s open positions in futures contracts, a Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to a Fund.

These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” A Fund expects to earn interest income on margin deposits.

The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by a Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) investments in futures contracts involves

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2022 (Unaudited)

leverage, which means a small percentage of assets in futures can have a disproportionately large impact on a Fund and the Fund can lose more than the principal amount invested; (d) losses caused by unanticipated market movements, which are potentially unlimited; (e) the adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (f) the possibility that the counterparty will default in the performance of its obligations; and (g) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and a Fund may have to sell securities at a time when it may be disadvantageous to do so.

Option Contracts

A Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.

Swaptions. A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular swaption agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the swaption expire unexercised. However, when a Fund writes a swaption, it becomes obligated (if the swaption is exercised) according to the terms of the underlying agreement.

When a Fund writes a swaption, an amount equal to the premium received by a Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the written swaption expires, a Fund realizes a gain equal to the amount of the premium paid, which is included in realized gain (loss) on written swaptions in the Statement of Operations. If the written swaption is exercised or sold, the premium received is added to the proceeds or offset against amounts paid on the underlying security to determine the realized gain or loss, which is reported as gain (loss) on written swaptions in the Statements of Operations.

A Fund may also purchase swaptions which involve the payment of premium in exchange for an option to enter into an interest rate swap and credit default swap with specified terms and conditions on a future date. The purchaser has the right, but not the obligation, to enter into the new swap agreement. Periodic payments are typically made during the life of the swap agreement according to the terms of such agreement. Changes in value of purchased swaptions are reported as part of change in unrealized gain (loss) on investments in the Statements of Operations. When the purchased swaption is exercised, terminated, expires or is sold, a Fund will record a gain or loss, which is reported as part of realized gain (loss) on investments in the Statements of Operations.

Swaps. Swap agreements are agreements between a Fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap. Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2022 (Unaudited)

liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Total Return Swaps. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. A fund may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.

The following table summarizes the value of the Funds’ derivative instruments held as of December 31, 2022 and the related location in the accompanying Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Fund	Asset Derivatives		Liability Derivatives
Simplify Aggregate Bond PLUS Credit Hedge ETF
Equity Contracts	Unrealized appreciation on otc swaps	$2,145	Unrealized depreciation on otc swaps	$2,747

Simplify Developed Ex-US PLUS Downside Convexity ETF
Equity Contracts	Investments, at value(1)	$38,205	Investments, at value(1)	$-

Simplify Emerging Markets Equity PLUS Downside Convexity ETF
Equity Contracts	Investments, at value(1)	$7,075	Investments, at value(1)	$-

Simplify Enhanced Income ETF
Equity Contracts	Investments, at value(1)	$743	Investments, at value(1)	$-
Equity Contracts	Written options	$-	Written options	$10,395

Simplify Hedged Equity ETF
Equity Contracts	Investments, at value(1)	$1,387,140	Investments, at value(1)	$-
Equity Contracts	Written options	$-	Written options	$921,360

Simplify High Yield PLUS Credit Hedge ETF
Equity Contracts	Investments, at value(1)	$5,660	Investments, at value(1)	$-
Equity Contracts	Unrealized appreciation on otc swaps	$-	Unrealized depreciation on otc swaps	$1,078,648

Simplify Interest Rate Hedge ETF
Interest Rate Contracts	Investments, at value(2)	$129,872,918	Investments, at value(2)	$5,158,733
Interest Rate Contracts	Unrealized appreciation on otc swaps	$1,258	Unrealized depreciation on otc swaps	$-

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2022 (Unaudited)

Fund	Asset Derivatives		Liability Derivatives
Simplify Intermediate Term Treasury Futures Strategy ETF
Interest Rate Contracts	Unrealized appreciation on futures contracts*	$-	Unrealized depreciation on futures contracts*	$766,594

Simplify Nasdaq 100 PLUS Convexity ETF
Equity Contracts	Investments, at value(1)	$2,830	Investments, at value(1)	$-

Simplify Nasdaq 100 PLUS Downside Convexity ETF
Equity Contracts	Investments, at value(1)	$9,905	Investments, at value(1)	$-

Simplify Short Term Treasury Futures Strategy ETF
Commodity Contracts	Unrealized appreciation on futures contracts*	$-	Unrealized depreciation on futures contracts*	$-

Simplify Stable Income ETF
Equity Contracts	Investments, at value(1)	$165	Investments, at value(1)	$-
Equity Contract	Written options	$-	Written options	$2,310

Simplify Tail Risk Strategy ETF
Equity Contracts	Investments, at value(1)	$223,570	Investments, at value(1)	$-

Simplify US Equity PLUS Convexity ETF
Equity Contracts	Investments, at value(1)	$77,327	Investments, at value(1)	$-
Equity Contracts	Written options	$-	Written options	$4,220

Simplify US Equity PLUS Downside Convexity ETF
Equity Contracts	Investments, at value(1)	$423,111	Investments, at value(1)	$-

Simplify US Equity PLUS GBTC ETF
Equity Contracts	Unrealized appreciation on futures contracts*	$-	Unrealized depreciation on futures contracts*	$189,289

Simplify US Equity PLUS Upside Convexity ETF
Equity Contracts	Investments, at value(1)	$3,817	Investments, at value(1)	$-
Equity Contracts	Written options	$-	Written options	$1,595

Simplify US Small Cap PLUS Downside Convexity ETF
Equity Contracts	Investments, at value(1)	$2,830	Investments, at value(1)	$-

Simplify Volt Cloud and Cybersecurity Disruption ETF
Equity Contracts	Investments, at value(1)	$52,625	Investments, at value(1)	$-

Simplify Volt RoboCar Disruption and Tech ETF
Equity Contracts	Investments, at value(1)	$22,365	Investments, at value(1)	$-

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2022 (Unaudited)

Fund	Asset Derivatives		Liability Derivatives
Simplify Bitcoin Strategy PLUS Income ETF
Equity Contracts	Investments, at value(1)	$825	Investments, at value(1)	$-
Equity Contracts	Unrealized appreciation on futures contracts*	$-	Unrealized depreciation on futures contracts*	$18,823
Equity Contracts	Written options	$-	Written options	$11,550

Simplify Macro Strategy ETF
Equity Contracts	Investments, at value(1)	$1,927,196	Investments, at value(1)	$-
Equity Contracts	Written options	$-	Written options	$154,620

Simplify Managed Futures Strategy ETF
Commodity Contracts	Unrealized appreciation on futures contracts*	$8,852,380	Unrealized depreciation on futures contracts*	$2,723,911

Simplify Volatility Premium ETF
Equity Contracts	Investments, at value(1)	$157,200	Investments, at value(1)	$-
Equity Contracts	Unrealized appreciation on futures contracts*	$1,460,682	Unrealized depreciation on futures contracts*	$18,262

*	Includes cumulative unrealized appreciation or unrealized cumulative depreciation on futures contracts as disclosed in the Schedule of Investments.
(1)	Purchased option contracts are included in Investments within the Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities.
(2)	Purchased swaption contracts are included in Investments within the Statement of Assets and Liabilities.

For the period ended December 31, 2022, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on purchased option contracts (a) by risk type, as disclosed in the Statements of Operations, is as follows:

Fund	Risk Type	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)
Simplify Aggregate Bond PLUS Credit Hedge ETF	Equity	$(95,240)	$(3,181)
Simplify Developed Ex-US PLUS Downside Convexity ETF	Equity	(3,369,988)	(203,480)
Simplify Emerging Markets Equity PLUS Downside Convexity ETF	Equity	(1,147,303)	18,373
Simplify Enhanced Income ETF	Equity	(1,588)	-
Simplify Hedged Equity ETF	Equity	(2,819,522)	(661,381)
Simplify High Yield PLUS Credit Hedge ETF	Equity	(1,937,311)	(83,546)
Simplify Nasdaq 100 PLUS Convexity ETF	Equity	(689,696)	146,126
Simplify Nasdaq 100 PLUS Downside Convexity ETF	Equity	(2,947,209)	(136,878)
Simplify Tail Risk Strategy ETF	Equity	(70,128,926)	(4,319,586)
Simplify US Equity PLUS Downside Convexity ETF	Equity	(86,273,545)	(5,153,741)
Simplify Volt Cloud and Cybersecurity Disruption ETF	Equity	(1,453,065)	(794,569)
Simplify Volt RoboCar Disruption and Tech ETF	Equity	(7,165,602)	(97,452)
Simplify Macro Strategy ETF	Equity	(375,531)	821,834
Simplify Volatility Premium ETF	Equity	(1,439,356)	(398,518)

(a)	Purchased option contracts are included in Net Realized Gain (Loss) on Investments within the Statement of Operations or Consolidated Statement of Operations.

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2022 (Unaudited)

For the period ended December 31, 2022, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on purchased swaption contracts (b) by risk type, as disclosed in the Statements of Operations, is as follows:

Fund	Risk Type	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)
Simplify Interest Rate Hedge ETF	Interest Rate	$15,704,000	$66,478,827

(b)	Purchased Swaptions are included in Net Realized Gain (Loss) on Investments within the Statement of Operations or Consolidated Statement of Operations.

For the period ended December 31, 2022, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on swap contracts by risk type, as disclosed in the Statements of Operations, is as follows:

Fund	Risk Type	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)
Simplify Aggregate Bond PLUS Credit Hedge ETF	Equity	$9,467	$(5,839)
Simplify High Yield PLUS Credit Hedge ETF	Equity	1,095,614	(724,414)
Simplify Interest Rate Hedge ETF	Interest Rate	-	529

For the period ended December 31, 2022, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on futures contracts by risk type, as disclosed in the Statements of Operations, is as follows:

Fund	Risk Type	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)
Simplify Intermediate Term Treasury Futures Strategy ETF	Interest Rate	$(7,030,585)	$362,005
Simplify Short Term Treasury Futures Strategy ETF	Interest Rate	(152,142)	(572,702)
Simplify US Equity PLUS GBTC ETF	Equity	446,738	(193,405)
Simplify Bitcoin Strategy PLUS Income ETF	Interest Rate	(807,688)	(18,823)
Simplify Managed Futures Strategy ETF	Commodity	(22,315,813)	(3,158,676)
Simplify Managed Futures Strategy ETF	Interest Rate	5,479,045	7,741,982
Simplify Volatility Premium ETF	Equity	9,540,966	1,907,625

For the period ended December 31, 2022, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on written option contracts by risk type, as disclosed in the Statements of Operations, is as follows:

Fund	Risk Type	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)
Simplify Aggregate Bond PLUS Credit Hedge ETF	Equity	$70,019	$(318)
Simplify Developed Ex-US PLUS Downside Convexity ETF	Equity	1,639,408	-
Simplify Emerging Markets Equity PLUS Downside Convexity ETF	Equity	576,515	-
Simplify Enhanced Income ETF	Equity	1,779	2,827
Simplify Hedged Equity ETF	Equity	2,913,713	1,157,243
Simplify High Yield PLUS Credit Hedge ETF	Equity	1,318,618	(15,674)
Simplify Nasdaq 100 PLUS Convexity ETF	Equity	270,483	-
Simplify Nasdaq 100 PLUS Downside Convexity ETF	Equity	1,911,771	-
Simplify Stable Income ETF	Equity	764	608
Simplify Tail Risk Strategy ETF	Equity	42,924,987	-
Simplify US Equity PLUS Convexity ETF	Equity	2,697,739	141,819
Simplify US Equity PLUS Downside Convexity ETF	Equity	51,934,052	-
Simplify US Small Cap PLUS Downside Convexity ETF	Equity	194,895	-
Simplify Volt Cloud and Cybersecurity Disruption ETF	Equity	325,639	-

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2022 (Unaudited)

Fund	Risk Type	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)
Simplify Volt RoboCar Disruption and Tech ETF	Equity	$6,027,523	$-
Simplify Bitcoin Strategy PLUS Income ETF	Equity	59,470	3,041
Simplify Macro Strategy ETF	Equity	174,630	133,699

For the period ended December 31, 2022, the average fiscal quarter end balances of outstanding derivative financial instruments were as follows:

Fund	Purchased Option Contracts (Contract Value)	Purchased Swaption Contracts (Contract Value)	Futures Contracts (Notional Value)	Written Option Contracts (Contract Value)	Swaps (Notional Value)
Simplify Aggregate Bond PLUS Credit Hedge ETF	$47,496	$-	$-	$(29,638)	$-
Simplify Developed Ex-US PLUS Downside Convexity ETF	764,034	-	-	(399,965)	-
Simplify Emerging Markets Equity PLUS Downside Convexity ETF	245,160	-	-	(133,253)	-
Simplify Enhanced Income ETF	808	-	-	(10,395)	-
Simplify Hedged Equity ETF	2,714,265	-	-	(842,060)	-
Simplify High Yield PLUS Credit Hedge ETF	723,197	-	-	(431,831)	-
Simplify Interest Rate Hedge ETF	-	100,543,719	-	-	3,333
Simplify Intermediate Term Treasury Futures Strategy ETF	-	-	117,216,286	-	-
Simplify Nasdaq 100 PLUS Convexity ETF	204,029	-	-	(109,442)	-
Simplify Nasdaq 100 PLUS Downside Convexity ETF	1,510,958	-	-	(831,507)	-
Simplify Short Term Treasury Futures Strategy ETF	-	-	304,541,017	-	-
Simplify Stable Income ETF	180	-	-	(2,310)	-
Simplify Tail Risk Strategy ETF	29,930,259	-	-	(17,066,370)	-
Simplify US Equity PLUS Convexity ETF	2,126,702	-	-	(1,057,498)	-
Simplify US Equity PLUS Downside Convexity ETF	34,931,211	-	-	(19,372,565)	-
Simplify US Equity PLUS GBTC ETF	-	-	8,831,100	-	-
Simplify US Equity PLUS Upside Convexity ETF	17,032	-	-	(2,700)	-
Simplify US Small Cap PLUS Downside Convexity ETF	105,815	-	-	(53,113)	-
Simplify Volt Cloud and Cybersecurity Disruption ETF	555,293	-	-	(217,547)	-
Simplify Volt RoboCar Disruption and Tech ETF	633,275	-	-	(290,986)	-
Simplify Bitcoin Strategy PLUS Income ETF	438	-	-	(5,775)	-
Simplify Macro Strategy ETF	2,023,504	-	-	(576,429)	-
Simplify Managed Futures Strategy ETF	-	-	(1,074,101,602)	-	-
Simplify Volatility Premium ETF	319,617	-	(28,595,264)	-	-

The Simplify Interest Rate Hedge ETF enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2022 (Unaudited)

The following table presents Simplify Interest Rate Hedge ETF’s derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement or similar arrangement (collectively referred to as “MNA”) and net of the related collateral received/pledged by the Fund as of December 31, 2022:

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities(1)	Financial Instruments and Derivatives Available for Offset	Collateral Received(2)	Net Amount of Derivatives Assets
Simplify Interest Rate Hedge ETF
Goldman Sachs International	$31,973,438	$-	$-	$31,973,438
Morgan Stanley Capital Services LLC	45,721,668	-	(45,721,668)	-
Bank of America NA	40,253,749	-	(30,970,803)	9,282,946
Barclays	6,765,330	-	-	6,765,330
	$124,714,185	$-	$(76,692,471)	$48,021,714

(1)	Purchased swaption contracts are included in Investments within the Statement of Assets and Liabilities
(2)	The actual collateral received and/or pledged may be more than amount shown.

Reverse repurchase agreements are executed under standardized netting agreements. A netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract. These agreements mitigate counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

Offsetting of Reverse Repurchase Agreements Liabilities

Simplify Bitcoin Strategy PLUS Income ETF

	Gross Amounts of	Gross Amounts Offset in the Consolidated Statements of	Net Amounts Presented in the Consolidated Statements of	Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Recognized Liabilities	Assets and Liabilities	Assets and Liabilities	Financial Instruments(a)	Collateral Pledged(a)	Net Amount Payable
Reverse Repurchase Agreements	$26,949,322	$-	$26,949,322	$26,949,322	$13,476,482	$13,472,840

(a)	These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.

Offsetting of Reverse Repurchase Agreements Liabilities

Simplify Volatility Premium ETF

	Gross Amounts of	Gross Amounts Offset in the Consolidated Statements of	Net Amounts Presented in the Consolidated Statements of	Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Recognized Liabilities	Assets and Liabilities	Assets and Liabilities	Financial Instruments(a)	Collateral Pledged(a)	Net Amount Payable
Reverse Repurchase Agreements	$11,047,001	$-	$11,047,001	$11,047,001	$11,047,001	$-

(a)	These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.

5. Reverse Repurchase Agreements

Reverse repurchase agreements involve the sale of securities held by the Simplify Bitcoin Strategy PLUS Income ETF and Simplify Volatility Premium ETF with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. The Funds may borrow for investment purposes indirectly using reverse repurchase agreements. Cash received in exchange for securities delivered

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2022 (Unaudited)

plus accrued interest payments to be made by the Funds to counterparties are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Funds to counterparties are recorded as a component of interest expense on each Fund’s Consolidated Statement of Operations. Borrowing may cause the Funds to liquidate positions under adverse market conditions to satisfy its repayment obligations. The use of reverse repurchase agreements involves risks that are different from those associated with ordinary portfolio securities transactions. The Funds are subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to meet its contractual obligations) with respect to the security it expects to receive back from a counterparty. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of the Funds is insufficient or there are delays in the Funds’ ability to access such collateral, the value of an investment in the Funds may decline. For the period ended December 31, 2022, the average amount of reverse repurchase agreements outstanding and the daily weighted average interest rate for the Simplify Bitcoin Strategy PLUS Income ETF and Simplify Volatility Premium ETF were $11,678,887 and 3.63%, and $34,645,254 and 2.77%, respectively.

The following table indicates the total amount of reverse repurchased agreements, including accrued interest, reconciled to the Simplify Bitcoin Strategy PLUS Income ETF liability as of December 31, 2022:

	Less than 30 days	30-90 days	Greater than 90 days	Total
U.S. Government Obligations	$-	$-	$26,950,991	$26,950,991

The following table indicates the total amount of reverse repurchased agreements, including accrued interest, reconciled to the Simplify Volatility Premium ETF liability as of December 31, 2022:

	Less than 30 days	30-90 days	Greater than 90 days	Total
U.S. Government Obligations	$-	$-	$11,048,370	$11,048,370

6. Investment Advisory Agreement and Other Agreements

The Adviser has overall responsibility for the general management and administration of the Funds, subject to the oversight of the Board. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser (the “Investment Advisory Agreement”), the Adviser is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

Volt Equity LLC (the “Sub-Adviser”) serves as investment sub-adviser to Simplify Volt Cloud and Cybersecurity Disruption ETF and Simplify Volt RoboCar Disruption and Tech ETF. The Sub-Adviser is responsible for day-to-day management of these Funds, subject to supervision of the Adviser. Altis Partners (Jersey) Limited (the “Futures Adviser”) serves as the futures adviser to the Simplify Managed Futures Strategy ETF. Subject to the oversight of the Board and Adviser, the Futures Adviser is responsible for management of the Simplify Managed Futures Strategy ETF’s portfolio. The Futures Adviser was established for the purpose of advising futures strategies. The Futures Adviser is paid by the Adviser, not the Fund.

For its investment advisory services to the Funds below, the Adviser was entitled to receive a management fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Management
Fund	Fee
Simplify Aggregate Bond PLUS Credit Hedge ETF	0.50%
Simplify Developed Ex-US PLUS Downside Convexity ETF	0.50%
Simplify Emerging Markets Equity PLUS Downside Convexity ETF	0.50%
Simplify Enhanced Income ETF	0.50%
Simplify Health Care ETF	0.50%
Simplify Hedged Equity ETF	0.50%
Simplify High Yield PLUS Credit Hedge ETF	0.50%
Simplify Interest Rate Hedge ETF	0.50%
Simplify Intermediate Term Treasury Futures Strategy ETF	0.25%
Simplify Nasdaq 100 PLUS Convexity ETF	0.50%
Simplify Nasdaq 100 PLUS Downside Convexity ETF	0.50%
Simplify Short Term Treasury Futures Strategy ETF	0.25%
Simplify Stable Income ETF	0.35%
Simplify Tail Risk Strategy ETF	0.75%
Simplify US Equity PLUS Convexity ETF	0.50%
Simplify US Small Cap PLUS Downside Convexity ETF	0.50%
Simplify US Equity PLUS GBTC ETF	0.50%
Simplify US Equity PLUS Upside Convexity ETF	0.50%
Simplify US Small Cap PLUS Downside Convexity ETF	0.50%
Simplify Volt Cloud and Cybersecurity Disruption ETF	0.95%

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2022 (Unaudited)

Management
Fund	Fee
Simplify Volt RoboCar Disruption and Tech ETF	0.95%
Simplify Bitcoin Strategy Plus Income ETF	0.85%
Simplify Macro Strategy ETF	0.75%
Simplify Managed Futures Strategy ETF	0.75%
Simplify Volatility Premium ETF	0.50%

The Adviser for the Funds below has contractually agreed, until at least October 31, 2023, to waive its management fees and/or pay or absorb each Fund’s expenses, in order to limit the amount of “Specified Expenses” borne by each Fund to 0.25% of the Fund’s average daily net assets. “Specified Expenses” means all ordinary operating expenses of the Fund, except for interest expenses, taxes, brokerage expenses, Rule 12b-1 fees (if any), acquired fund fees and expenses, and expenses incidental to a meeting of the Fund’s shareholders. The agreement may only be terminated by the Board on 60 days’ written notice to the Adviser. For the period ended December 31, 2022, the Adviser waived expenses of the Funds as follows:

Expenses
Fund	Waived
Simplify Aggregate Bond PLUS	$2,454
Simplify High Yield PLUS Credit Hedge ETF	59,406
Simplify Nasdaq 100 PLUS Convexity ETF	6,196
Simplify Nasdaq 100 PLUS Downside Convexity ETF	19,314
Simplify US Equity PLUS Convexity ETF	73,345
Simplify US Equity PLUS Downside Convexity ETF	496,206
Simplify US Equity PLUS Upside Convexity ETF	16,003

The Adviser for the Funds below has contractually agreed, until at least October 30, 2023, to waive its management fees and/or pay or absorb each Fund’s expenses, in order to limit the amount of “Specified Expenses” borne by each Fund to 0.25% of the Fund’s average daily net assets. “Specified Expenses” means all ordinary operating expenses of the Fund, except for interest expenses, taxes, brokerage expenses, Rule 12b-1 fees (if any), acquired fund fees and expenses, and expenses incidental to a meeting of the Fund’s shareholders. The agreement may only be terminated by the Board on 60 days’ written notice to the Adviser. For the period ended December 31, 2022, the Adviser waived expenses of the Fund as follows:

Expenses
Fund	Waived
Simplify Developed Ex-US PLUS Downside Convexity ETF	$26,287
Simplify Emerging Markets Equity PLUS Downside Convexity ETF	8,650
Simplify US Small Cap PLUS Downside Convexity ETF	3,726

The Adviser for the Fund below has contractually agreed, until at least October 31, 2023, to waive its management fees and/or pay or absorb each Fund’s expenses, in order to limit the amount of “Specified Expenses” borne by each Fund to 0.15% of the Fund’s average daily net assets. “Specified Expenses” means all ordinary operating expenses of the Fund, except for interest expenses, taxes, brokerage expenses, Rule 12b-1 fees (if any), acquired fund fees and expenses, and expenses incidental to a meeting of the Fund’s shareholders. The agreement may only be terminated by the Board on 60 days’ written notice to the Adviser. For the period ended December 31, 2022, the Adviser waived expenses of the Fund as follows:

Expenses
Fund	Waived
Simplify Intermediate Term Treasury Futures Strategy ETF	$21,195
Simplify Short Term Treasury Futures Strategy ETF	$3,696

The Adviser for the Fund below has contractually agreed, until at least October 31, 2023, to waive its management fees and/or pay or absorb each Fund’s expenses, in order to limit the amount of “Specified Expenses” borne by each Fund to 0.50% of the Fund’s average daily net assets. “Specified Expenses” means all ordinary operating expenses of the Fund, except for interest expenses, taxes, brokerage expenses, Rule 12b-1 fees (if any), non-affiliated acquired fund fees and expenses, and expenses incidental to a meeting of the Fund’s shareholders. The agreement may only be terminated by the Board on 60 days’ written notice to the Adviser. For the period ended December 31, 2022, the Adviser waived expenses of the Fund as follows:

Expenses
Fund	Waived
Simplify Tail Risk Strategy ETF	$82,638
Simplify Macro Strategy ETF	$-

The Adviser has agreed to waive any portion of its management fee earned by investing a Fund’s assets invested in an affiliated fund. The affiliated funds fee waivers are not subject to recoupment. For the period ended December 31, 2022, the affiliated funds fees waived by the Adviser are as follows:

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2022 (Unaudited)

Affiliated Fees
Fund	Waived
Simplify Tail Risk Strategy ETF	$82,864
Simplify Macro Strategy ETF	29,918

The Adviser may recoup from a Fund fees previously waived or expenses previously reimbursed by the Adviser with respect to that Fund pursuant to these agreements (or a previous expense limitation agreement) if: (1) such recoupment by the Adviser does not cause the Fund, at the time of recoupment, to exceed the lesser of (a) the expense limitation in effect at the time the relevant amount was waived and/ or reimbursed, or (b) the expense limitation in effect at the time of the proposed recoupment, and (2) the recoupment is made within three years after the fiscal year end date as of which the amount to be waived or reimbursed was determined and the waiver or reimbursement occurred. As of December 31, 2022, the Adviser may potentially recoup the following amounts from the Funds listed below:

	Expires June 30,
Fund	2024	2025	2026
Simplify Aggregate Bond PLUS Credit Hedge ETF	$-	$1,118	$2,455
Simplify Developed Ex-US PLUS Downside Convexity ETF	-	32,273	26,288
Simplify Emerging Markets Equity PLUS Downside Convexity ETF	-	6,864	8,650
Simplify High Yield PLUS Credit Hedge ETF	-	21,199	59,406
Simplify Nasdaq 100 PLUS Convexity ETF	3,785	22,537	6,196
Simplify Nasdaq 100 PLUS Downside Convexity ETF	3,357	33,616	19,314
Simplify Risk Parity Treasury ETF	-	24,822	21,195
Simplify Tail Risk Strategy ETF	-	104,956	82,638
Simplify US Equity PLUS Convexity ETF	134,087	240,785	73,345
Simplify US Equity PLUS Downside Convexity ETF	164,985	985,654	496,206
Simplify US Equity PLUS Upside Convexity ETF	11,894	33,708	16,003
Simplify US Small Cap PLUS Downside Convexity ETF	-	3,683	3,726
Simplify Short Term Treasury ETF	-	-	3,695

Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund except for the management fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets, and directly impact the NAV per share of each Fund.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

Foreside Financial Services, LLC (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of a Fund. Foreside Fund Officer Services, LLC a related party to the Distributor also serves as the Trust’s Compliance Officer.

A Trustee and certain Officers of the Trust are also employees of the Adviser and/or the Distributor.

7. Investment Transactions

Purchases and sales of securities, other than short-term securities, U.S. Government Securities and in-kind transactions were as follows:

Fund	Purchases	Sales
Simplify Aggregate Bond PLUS Credit Hedge ETF	$2,419,898	$852,326
Simplify Developed Ex-US PLUS Downside Convexity ETF	-	1,467,191
Simplify Emerging Markets Equity PLUS Downside Convexity ETF	-	471,661
Simplify Enhanced Income ETF	-	-
Simplify Health Care ETF	8,166,776	10,141,549
Simplify Hedged Equity ETF	8,815,412	5,328,365
Simplify High Yield PLUS Credit Hedge ETF	-	408,795
Simplify Interest Rate Hedge ETF	-	-
Simplify Intermediate Term Treasury Futures Strategy ETF	-	-
Simplify Nasdaq 100 PLUS Convexity ETF	-	212,919
Simplify Nasdaq 100 PLUS Downside Convexity ETF	-	956,036
Simplify Short Term Treasury Futures Strategy ETF	-	-
Simplify Stable Income ETF	-	-

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2022 (Unaudited)

Fund	Purchases	Sales
Simplify Tail Risk Strategy ETF	9,713,948	42,052,244
Simplify US Equity PLUS Convexity ETF	-	2,803,039
Simplify US Equity PLUS Downside Convexity ETF	545,697	32,924,757
Simplify US Equity PLUS GBTC ETF	1,957,509	1,501,502
Simplify US Equity PLUS Upside Convexity ETF	-	300,807
Simplify US Small Cap PLUS Downside Convexity ETF	453,644	215,649
Simplify Volt Cloud and Cybersecurity Disruption ETF	58,175,546	55,722,912
Simplify Volt RoboCar Disruption and Tech ETF	6,458,924	6,472,933
Simplify Bitcoin Strategy Plus Income ETF	4,650,489	4,795,168
Simplify Macro Strategy ETF	8,712,183	5,852,899
Simplify Managed Futures Strategy ETF	-	-
Simplify Volatility Premium ETF	-	-

Securities received and delivered in-kind through subscriptions and redemptions were as follows:

Fund	Purchases	Sales
Simplify Aggregate Bond PLUS Credit Hedge ETF	$-	$1,052,605
Simplify Developed Ex-US PLUS Downside Convexity ETF	9,031,435	5,648,249
Simplify Emerging Markets Equity PLUS Downside Convexity ETF	474,310	2,224,751
Simplify Enhanced Income ETF	-	-
Simplify Health Care ETF	57,612,730	35,760,992
Simplify Hedged Equity ETF	82,457,052	34,263,979
Simplify High Yield PLUS Credit Hedge ETF	299,342	-
Simplify Interest Rate Hedge ETF	3,304,321	-
Simplify Intermediate Term Treasury Futures Strategy ETF	-	-
Simplify Nasdaq 100 PLUS Convexity ETF	-	1,108,580
Simplify Nasdaq 100 PLUS Downside Convexity ETF	4,728,910	16,032,903
Simplify Short Term Treasury Futures Strategy ETF	-	-
Simplify Stable Income ETF	-	-
Simplify Tail Risk Strategy ETF	15,405,264	48,269,789
Simplify US Equity PLUS Convexity ETF	45,476,733	27,061,963
Simplify US Equity PLUS Downside Convexity ETF	78,011,605	244,799,293
Simplify US Equity PLUS GBTC ETF	-	40,380,749
Simplify US Equity PLUS Upside Convexity ETF	3,314,646	4,654,455
Simplify US Small Cap PLUS Downside Convexity ETF	1,009,028	1,478,100
Simplify Volt Cloud and Cybersecurity Disruption ETF	-	-
Simplify Volt RoboCar Disruption and Tech ETF	-	324,316
Simplify Bitcoin Strategy Plus Income ETF	-	-
Simplify Macro Strategy ETF	23,986,374	5,975,380
Simplify Managed Futures Strategy ETF	-	-
Simplify Volatility Premium ETF	-	-

Purchases and sales of long term U.S. Government Securities were as follows:

Fund	Purchases	Sales
Simplify Interest Rate Hedge ETF	$162,843,795	$122,017,855
Simplify Volatility Premium ETF	84,170,430	112,051,836

8. Fund Share Transactions

The Funds issue and redeem Shares at NAV only in large blocks of 25,000 Shares (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed primarily in-kind for securities but may include cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units in transactions with Authorized Participants, the Shares are not redeemable securities of the Fund.

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

Authorized participants pay a fixed transaction fee of $500 to the shareholder servicing agent when purchasing and redeeming Creation Units of a Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units. In addition to the fixed transaction fee, the Funds may charge an additional maximum 3% of the amount invested variable fee for creations and redemptions in cash, to offset brokerage and impact expenses associated with a cash transaction.

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2022 (Unaudited)

9. Federal Income Taxes

At June 30, 2022, gross unrealized appreciation and depreciation of investments owned by each Fund, based on cost for federal income tax purposes were as follows:

				Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Simplify Aggregate Bond PLUS Credit Hedge ETF	$1,253,018	$275,780	$(351,549)	$(75,769)
Simplify Developed Ex-US PLUS Downside Convexity ETF	23,474,516	151,964	(3,960,804)	(3,808,840)
Simplify Emerging Markets Equity PLUS Downside Convexity ETF	8,420,809	6,388	(966,575)	(960,187)
Simplify Health Care ETF	36,754,469	761,218	(4,354,998)	(3,593,780)
Simplify Hedged Equity ETF	43,441,185	56,462	(5,494,834)	(5,438,372)
Simplify High Yield PLUS Credit Hedge ETF	22,989,528	57,851	(66,677)	(8,826)
Simplify Interest Rate Hedge ETF	127,921,126	58,236,087	(6,858,846)	51,377,241
Simplify Nasdaq 100 PLUS Convexity ETF	7,286,164	16,713	(2,171,140)	(2,154,427)
Simplify Nasdaq 100 PLUS Downside Convexity ETF	24,941,132	96,367	(5,253,125)	(5,156,758)
Simplify Risk Parity Treasury ETF	28,730,422	-	(1,715)	(1,715)
Simplify Tail Risk Strategy ETF	109,290,738	5,875,829	(10,353,294)	(4,477,465)
Simplify US Equity PLUS Convexity ETF	69,824,399	245,473	(8,813,109)	(8,567,636)
Simplify US Equity PLUS Downside Convexity ETF	508,919,678	3,552,724	(66,657,790)	(63,105,066)
Simplify US Equity PLUS GBTC ETF	100,145,847	111,948	(16,382,692)	(16,270,744)
Simplify US Equity PLUS Upside Convexity ETF	13,807,746	2,817	(1,777,400)	(1,774,583)
Simplify US Small Cap PLUS Downside Convexity ETF	3,592,648	13,886	(561,329)	(547,443)
Simplify Volt Cloud and Cybersecurity Disruption ETF	9,238,936	41,065	(6,259,251)	(6,218,186)
Simplify Volt RoboCar Disruption and Tech ETF	5,206,642	37,358	(1,670,507)	(1,633,149)
Simplify Macro Strategy ETF	6,448,375	108,571	(379,114)	(270,543)
Simplify Managed Futures Strategy ETF	20,706,883	1,556,541	(7,594)	1,548,947
Simplify Volatility Premium ETF	96,977,377	24,219	(1,497,994)	(1,473,775)

The differences between book-basis and tax-basis components of net assets are primarily attributable to the tax deferral of losses on wash sales, grantor trust adjustments, section 1256 mark-to-market treatment of derivatives and return of capital basis adjustments from underlying investments.

At June 30, 2022, for federal income tax purposes, the Funds had capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

Fund	Short-Term	Long-Term	Total Amount
Simplify Developed Ex-US PLUS Downside Convexity ETF	$1,535,677	$-	$1,535,677
Simplify Emerging Markets Equity PLUS Downside Convexity ETF	290,872	-	290,872
Simplify Health Care ETF	2,348,312	-	2,348,312
Simplify High Yield PLUS Credit Hedge ETF	2,885,885	50,496	2,936,381
Simplify Interest Rate Hedge ETF	3,805,662	-	3,805,662
Simplify Intermediate Term Treasury Futures Strategy ETF	5,407,939	5,557,057	10,964,996
Simplify Nasdaq 100 PLUS Convexity ETF	275,318	99,562	374,880
Simplify Nasdaq 100 PLUS Downside Convexity ETF	425,623	86,238	511,861
Simplify Tail Risk Strategy ETF	5,076,645	752,646	5,829,291
Simplify US Equity PLUS Convexity ETF	1,364,136	784,114	2,148,250
Simplify US Equity PLUS Downside Convexity ETF	8,130,270	2,022,002	10,152,272
Simplify US Small Cap PLUS Downside Convexity ETF	63,106	-	63,106
Simplify Volt RoboCar Disruption and Tech ETF	2,592,784	201,167	2,793,951
Simplify Macro Strategy ETF	37,644	34,384	72,028
Simplify Managed Futures Strategy ETF	233,053	103,994	337,047

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2022 (Unaudited)

Certain capital and qualified late year ordinary losses incurred after October 31 and December 31, respectively, and within the current taxable year, are deemed to arise on the first business day of each Fund’s next taxable year. At June 30 2022, the following Funds incurred and will elect to defer post-October capital losses and late year ordinary losses:

	Capital Post-	Late-year
Fund	October Losses	ordinary Losses
Simplify US Equity PLUS GBTC ETF	$4,101,372	$-
Simplify US Equity PLUS Upside Convexity ETF	438,690	-
Simplify Volt Cloud and Cybersecurity Disruption ETF	2,653,407	40,179
Simplify Volatility Premium ETF	678,323	-

10. Coronavirus (COVID-19) Global Pandemic

The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment.

11. London Interbank Offered Rate (LIBOR) Risk

LIBOR is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. Instruments in which the Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. The Fund’s Pay Fixed Swaptions contracts currently include exposure to LIBOR. These swaptions grant the fund the right but not the obligation to enter into cleared swaps with terms starting in May of 2028 under which the fund pays a fixed rate in exchange for receiving periodic floating rate payments based on 3 month USD LIBOR. The industry currently anticipates the conversion of all LIBOR based instruments to SOFR based instruments in June 2023 or sooner.

Since 2017, the UK’s Financial Conduct Authority has been working towards the cessation of LIBOR at the end of December 2021. In November 2020, though, the administrator of the U.S. Dollar Libor benchmarks, the ICE Benchmark Administration, extended the retirement date for most US Dollar LIBOR rates until June 2023. Regulators and industry working groups have suggested numerous alternative reference rates to LIBOR. Leading alternatives include Sonia in the UK, €STR in the EU, Tonar in Japan, and in the U.S., the NY Fed has been working to develop the Secured Overnight Financing Rate (SOFR). Global consensus is still coalescing around the transition to a new reference rate and the process for amending existing contracts. Abandonment of or modifications to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments which reference LIBOR. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. The transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting the Fund’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the Fund.

12. Subsequent Events

Management has evaluated subsequent events through the date of issuance of these financial statements and has determined that there are no subsequent events that require adjustment to, or disclosure in, the financial statement.

Simplify Exchange Traded Funds

Board Consideration in Approval of Investment Advisory (Unaudited)

Simplify Short Term Treasury Futures ETF (TUA), Simplify Stable Income ETF (BUCK), and Simplify Enhanced Income ETF (HIGH)

In connection with the meeting of the Board of Trustees (the “Board” or “Trustees”) of Simplify Exchange Traded Funds (the “Trust”) held on October 10, 2022 (the “Meeting”), the Trustees, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement between Simplify Stable Income ETF, Simplify Short Term Futures Strategy, and Simplify Enhanced Income ETF (each a “New Fund” and collectively, the “New Funds”).

The Trustees reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the approval of the agreements. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the agreements on behalf of the New Funds and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the agreements.

Nature, Extent, and Quality of Service. The Trustees noted that Simplify was founded in 2020, managed approximately $1.45 billion in assets as of August 31, 2022, and specialized in offering a variety of innovative investment strategies that incorporated various derivative overlays. They reviewed the background information of the key investment personnel that would be responsible for servicing the New Funds and noted their extensive industry experience. The Trustees noted that the Adviser would manage the day-to-day portfolio administration, trade execution and compliance monitoring, and implementation of the option overlay strategy, and that the Adviser would also manage the composition of the portfolio. The Trustees noted that Simplify would monitor compliance with each New Fund’s investment restrictions. The Trustees considered the growth in the size and number of funds in the Trust, observed that the Adviser had sufficient personnel resources and access to capital to service the New Funds, and concluded that Simplify was expected to provide high quality service to each New Fund and their respective shareholders.

Performance

The Trustees reviewed the investment objective of each Fund and the results of Simplify’s back-tested performance data. They reviewed the annualized returns of each strategy as of August 31, 2022, noting that each outperformed the relevant benchmark for the one- five- and ten-year periods ended August 31, 2022. The Trustees acknowledged the limitations of back-tested performance data and noted that (i) in generating the data, no market risk was involved because no actual trading was done; (ii) because the data was created with the benefit of hindsight, it may be difficult to account for all factors that would have affected Simplify’s decision-making process; (iii) assumptions used to generate the data may not be indicative of current or future market conditions and (iv) due to the benefit of hindsight, back-tested performance tends to show favorable results. The Trustees considered the Adviser’s experience managing specialized ETFs. Taking all factors into consideration, the Trustees concluded that Simplify had the tools to deliver favorable returns to each Fund’s shareholders.

Fees and Expenses

The Trustees acknowledged that BUCK had a proposed annual unitary advisory fee of 0.35%. The Trustees noted that the proposed advisory fee was lower than the adviser selected peer group average advisory fee and higher than its expected Morningstar category average advisory fee. The Trustees agreed that the proposed advisory fee was not unreasonable.

The Trustees acknowledged that HIGH had a proposed annual unitary advisory fee of 0.50%. The Trustees noted that the proposed advisory fee was lower than the adviser selected peer group average advisory fee, yet more than its expected Morningstar category average advisory fee. The Trustees agreed that the proposed advisory fee was not unreasonable.

The Trustees acknowledged that TUA had a proposed annual unitary advisory fee of 0.25%. The Trustees noted that the proposed advisory fee was lower than the adviser selected peer group average advisory fee and its expected Morningstar category average advisory fee. The Trustees then noted that TUA’s proposed net expense ratio is also lower than the average of its peer group and its expected Morningstar category. The Trustees agreed that the proposed advisory fee was not unreasonable.

Profitability

The Trustees reviewed the profit analysis provided by Simplify. They noted that because each New Fund had not yet commenced operations, the profitability analysis provided was an estimate based on projected asset growth over the first 24 months of operations. They further noted that Simplify projected making a profit in connection with each New Fund if estimated asset levels were achieved. They concluded that based on the information provided by Simplify, the estimated profitability was not excessive with respect to each New Fund.

Simplify Exchange Traded Funds

Board Consideration in Approval of Investment Advisory (Unaudited) (Continued)

Economies of Scale

The Trustees considered whether economies of scale would likely be realized by Simplify during the initial term of the proposed advisory agreement. They discussed the Adviser’s belief that the current proposed advisory fees reflect significant economies of scale, as demonstrated by the low margin in the first year, and that economies of scale to be realized by Simplify, including lower variable costs and decreasing impact of fixed costs, were likely offset by the additional resources necessary to service the New Funds. They noted that Simplify had agreed to consider breakpoints for each New Fund once assets reached a certain level. Based on these and other considerations, the Trustees agreed that the proposed arrangements were acceptable and would be reconsidered at the first contract renewal in two years.

Conclusion

Having requested and received such information from Simplify as the Trustees believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of independent counsel, the Trustees determined that approval of the advisory agreement was in the best interest of each New Fund and its future shareholders.

Simplify Bitcoin Strategy PLUS Income ETF (and subsidiary)

In connection with the meeting of the Board of Trustees (the “Board” or “Trustees”) of Simplify Exchange Traded Funds (the “Trust”) held on August 23, 2022 (the “Meeting”), the Trustees, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement between Simplify Bitcoin Strategy PLUS Income ETF (the “New Fund”) and its Cayman subsidiary.

The Trustees reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the approval of the agreements. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the agreements on behalf of the New Fund and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the agreements.

Nature, Extent, and Quality of Service. The Trustees noted that Simplify was founded in 2020, managed approximately $1.36 billion in assets as of June 30, 2022, and specialized in offering a variety of innovative investment strategies that incorporated various derivative overlays. They reviewed the background information of the key investment personnel that would be responsible for servicing the New Fund and noted the extensive industry experience. The Trustees discussed that the Adviser would manage the day-to-day portfolio administration, trade execution and compliance monitoring, and implementation of the option overlay strategy, and that the Adviser would also manage the composition of the portfolio. They noted that the Adviser believed the proposed New Fund would provide investors with a unique solution to provide exposure to bitcoin with risk mitigation or return enhancement using proprietary overlays. The Trustees noted that Simplify would monitor compliance with the New Fund’s investment restrictions. The Trustees considered the growth in the size and number of funds in the Trust, observed that the Adviser had plans for raising additional capital to ensure it had sufficient financial and personnel resources to service the New Fund, and concluded that, based on the Board’s experience with the Adviser since the launch of the Trust, Simplify had the resources and ability to provide high quality service to the New Fund and its shareholders.

Performance

The Trustees reviewed the investment objective of the New Fund and considered the performance of other Funds in the Trust. They reviewed the hypothetical, back-tested annualized returns as of June 30, 2022, noting that the strategy outperformed the benchmark for the one- and five-year periods ended June 30, 2022. The Trustees considered the Adviser’s experience managing specialized thematic ETFs. Taking all factors into consideration and recognizing that the back-tested returns were not those of an actual account, the Trustees concluded that Simplify had the tools to deliver favorable returns to the shareholders of the New Fund.

Fees and Expenses

The Trustees acknowledged that the New Fund had a proposed advisory fee and net expense ratio of 0.85% and 0.97%, respectively. The Trustees noted that the proposed advisory fee was lower than the Fund’s peer group (four funds) average advisory fee and Morningstar category (US Fund Digital Assets) average advisory fee. The Trustees then noted that the New Fund’s proposed net expense ratio is higher than the average of its peer group, but less than its expected Morningstar category. The Trustees acknowledged that the New Fund incorporated a derivatives overlay to augment the risk return profile of the strategy and as such, the fees charged by the New Fund are well within reason for the strategy. The Trustees agreed that the proposed advisory fee was not unreasonable.

Profitability

The Trustees reviewed the profit analysis provided by Simplify. They noted that because the New Fund had not yet commenced operations, the profitability analysis provided was an estimate based on projected asset growth over the first 24 months of operations. They further

Simplify Exchange Traded Funds

Board Consideration in Approval of Investment Advisory (Unaudited) (Continued)

noted that Simplify projected making a profit in connection with the New Fund if estimated asset levels were achieved. They concluded that based on the information provided by Simplify, the estimated profitability was not excessive with respect to the New Fund.

Economies of Scale

The Trustees considered whether economies of scale would likely be realized by Simplify during the initial term of the proposed advisory agreement. They discussed that the Adviser would market the Fund by focusing on advisers through targeted digital marketing and follow-up from staff. The Trustees also noted the Adviser’s belief that the current proposed advisory fees reflect significant economies of scale, as demonstrated by the low margin in the first year, and that economies of scale in the New Fund including lower variable costs and decreasing impact of fixed costs were likely offset by the additional resources necessary to research and execute larger position sizes in the options overlays as well as the investment in resources to better service shareholders. They noted that Simplify had agreed to consider breakpoints for the New Fund once assets reached a certain level. Based on these and other considerations, the Trustees agreed that the proposed arrangements were acceptable and would be reconsidered at the first contract renewal in two years.

Conclusion

Having requested and received such information from Simplify as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of independent counsel, the Trustees determined that approval of the advisory agreement was in the best interest of the New Fund and its future shareholders.

Simplify Bitcoin Strategy PLUS Income ETF – Management Agreement with respect to Cayman Controlled Foreign Corporation (Simplify Bitcoin Strategy PLUS Income Cayman Fund)

The Trustees concluded that their prior deliberations with respect to the investment advisory agreement with respect to the Simplify Bitcoin Strategy PLUS Income ETF applied as well to the management agreement (the “Cayman Agreement”) between the Adviser and the Simplify Bitcoin Strategy PLUS Income Cayman Fund (the “Cayman Subsidiary”). Having requested and received such information from Simplify as the Trustees believed to be reasonably necessary to evaluate the terms of the management agreement with respect to the Cayman Subsidiary, and as assisted by the advice of independent counsel, the Trustees determined that approval of the Cayman Agreement was in the best interest of the Fund and its subsidiary.

Simplify Exchange Traded Funds

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site at www.simplify.us or on the SEC’s Web site at www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 772-8488.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-772-8488.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca, CBOE, or NASDAQ, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.simplify.us.

Investment Adviser	Investment Sub-Adviser	Custodian, Administrator & Transfer Agent
Simplify Asset Management Inc. 222 Broadway, 22/F New York, NY 10038	Volt Equity LLC 1423 Broadway PMB 137 Oakland, CA 94612	The Bank of New York Mellon 240 Greenwich Street New York, NY 10036

Distributor	Independent Registered Public Accounting Firm	Legal Counsel
Foreside Financial Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101	Cohen & Company Ltd. 1350 Euclid Ave., Suite 800 Cleveland, OH 44115	Thompson Hine LLP 41 South High Street Suite 1700 Columbus, OH 43215

Simplify Exchange Traded Funds
222 Broadway, 22/F New York, NY 10038

(b)	Not applicable

Item 2. Code of Ethics.

Not Applicable for the semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not Applicable for the semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not Applicable for the semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not Applicable for the semi-annual reporting period.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Simplify Exchange Traded Funds

By (Signature and Title)*		/s/ Paul Kim, President
Paul Kim, President
(principal executive officer)

Date:	February 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Paul Kim, President
Paul Kim, President and Treasurer
(principal executive officer)

Date	February 28, 2023

*	Print the name and title of each signing officer under his or her signature.